UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21475

RBC Funds Trust

(Exact name of registrant as specified in charter)

100 South Fifth Street, Suite 2300

Minneapolis, MN 55402-1240

(Address of principal executive offices) (Zip code)

Lee Thoresen, Esq.

RBC Plaza

60 South Sixth Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (612)-313-1341

Date of fiscal year end:  September 30

Date of reporting period: December 31, 2013

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund

December 31, 2013 (Unaudited)

Shares		Value

Common Stocks — 98.07%
Consumer Discretionary — 13.96%
11,000	Dorman Products, Inc.*	$616,770
19,900	DSW, Inc., Class A	850,327
8,900	Fossil Group, Inc.*	1,067,466
70,820	LKQ Corp.*	2,329,978
20,600	Monro Muffler Brake, Inc.	1,161,016
5,500	Panera Bread Co., Class A*	971,795
33,000	Tractor Supply Co.	2,560,140
14,600	Under Armour, Inc., Class A*	1,274,580
15,900	Vitamin Shoppe, Inc.*	826,959

		11,659,031

Consumer Staples — 5.71%
13,900	Church & Dwight Co., Inc.	921,292
14,400	PriceSmart, Inc.	1,663,776
9,300	TreeHouse Foods, Inc.*	640,956
20,500	United Natural Foods, Inc.*	1,545,495

		4,771,519

Energy — 5.95%
9,400	Dril-Quip, Inc.*	1,033,342
11,400	Gulfport Energy Corp.*	719,910
17,880	Oceaneering International, Inc.	1,410,374
8,600	Oil States International, Inc.*	874,792
18,000	Unit Corp.*	929,160

		4,967,578

Financials — 7.57%
5,900	Affiliated Managers Group, Inc.*	1,279,592
15,100	Eaton Vance Corp.	646,129
16,400	First Cash Financial Services, Inc.*	1,014,176
23,100	HCC Insurance Holdings, Inc.	1,065,834
26,300	Raymond James Financial, Inc.	1,372,597
8,800	Signature Bank*	945,296

		6,323,624

Health Care — 18.10%
23,440	Catamaran Corp.*	1,112,931
17,900	Cepheid, Inc.*	836,288
8,600	Charles River Laboratories International, Inc.*	456,144
6,800	Edwards Lifesciences Corp.*	447,168
12,900	Henry Schein, Inc.*	1,473,954
10,300	IDEXX Laboratories, Inc.*	1,095,611
10,800	Integra LifeSciences Holdings Corp.*	515,268
5,700	Laboratory Corp of America Holdings*	520,809
4,700	Mettler-Toledo International, Inc.*	1,140,173

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

December 31, 2013 (Unaudited)

Shares		Value

9,300	MWI Veterinary Supply, Inc.*	$1,586,487
21,400	NuVasive, Inc.*	691,862
20,900	PAREXEL International Corp.*	944,262
7,700	Perrigo Co. Plc	1,181,642
8,800	Varian Medical Systems, Inc.*	683,672
26,200	Volcano Corp.*	572,470
9,000	Waters Corp.*	900,000
19,500	West Pharmaceutical Services, Inc.	956,670

		15,115,411

Industrials — 21.61%
6,800	Alliant Techsystems, Inc.	827,424
35,300	AMETEK, Inc.	1,859,251
13,200	Clean Harbors, Inc.*	791,472
22,840	Donaldson Co., Inc.	992,627
10,580	Expeditors International of Washington, Inc.	468,165
16,600	Flowserve Corp.	1,308,578
8,140	Huron Consulting Group, Inc.*	510,541
11,800	Jacobs Engineering Group, Inc.*	743,282
11,000	Landstar System, Inc.	631,950
13,200	MSC Industrial Direct Co., Inc., Class A	1,067,484
18,300	Portfolio Recovery Associates, Inc.*	966,972
12,700	Proto Labs, Inc.*	903,986
10,800	Stericycle, Inc.*	1,254,636
10,600	Teledyne Technologies, Inc.*	973,716
11,600	Towers Watson & Co., Class A	1,480,276
20,800	Trimas Corp.*	829,712
10,300	WageWorks, Inc.*	612,232
17,300	Waste Connections, Inc.	754,799
23,300	Woodward, Inc.	1,062,713

		18,039,816

Information Technology — 18.64%
11,020	ANSYS, Inc.*	960,944
22,610	Autodesk, Inc.*	1,137,961
24,600	Bottomline Technologies, Inc.*	889,536
21,700	Cardtronics, Inc.*	942,865
7,500	F5 Networks, Inc.*	681,450
16,700	Global Payments, Inc.	1,085,333
15,200	Informatica Corp.*	630,800
7,200	Mercadolibre, Inc.	776,088
17,650	Microchip Technology, Inc.	789,838
18,000	MICROS Systems, Inc.*	1,032,660
19,050	National Instruments Corp.	609,981
13,100	Open Text Corp.	1,204,676
17,600	Plexus Corp.*	761,904
41,900	Riverbed Technology, Inc.*	757,552
22,500	Synopsys, Inc.*	912,825

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

December 31, 2013 (Unaudited)

Shares		Value

9,900	Ultimate Software Group, Inc.*	$1,516,878
8,800	WEX, Inc.*	871,464

		15,562,755

Materials — 6.53%
11,600	Airgas, Inc.	1,297,460
16,100	AptarGroup, Inc.	1,091,741
21,300	Balchem Corp.	1,250,310
10,600	Reliance Steel & Aluminum Co.	803,904
10,700	Sigma-Aldrich Corp.	1,005,907

		5,449,322

Total Common Stocks (Cost $46,673,816)		81,889,056

Investment Company — 1.96%
1,634,401	JPMorgan Prime Money Market Fund, Institutional Class	1,634,401

Total Investment Company (Cost $1,634,401)		1,634,401

Total Investments (Cost $48,308,217)(a) — 100.03%		$83,523,457

Liabilities in excess of other assets — (0.03)%		(28,036)

NET ASSETS — 100.00%		$83,495,421

*	Non-income producing security.
(a)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund

December 31, 2013 (Unaudited)

Shares		Value

Common Stocks — 96.81%
Consumer Discretionary — 20.98%
131,843	Bridgepoint Education, Inc.*	$2,334,940
114,438	Delta Apparel, Inc.*	1,943,157
42,200	Destination Maternity Corp.	1,260,936
456,618	Destination XL Group, Inc.*	2,999,980
69,400	Grand Canyon Education, Inc.*	3,025,840
77,600	Kona Grill, Inc.*	1,437,152
99,600	Libbey, Inc.*	2,091,600
19,530	Mac-Gray Corp.	414,622
20,400	Red Robin Gourmet Burgers, Inc.*	1,500,216
163,300	RG Barry Corp.	3,151,690
181,000	Smith & Wesson Holding Corp.*	2,441,690
36,800	Sodastream International Ltd.*	1,826,752
165,000	Universal Electronics, Inc.*	6,288,150
224,500	Zagg, Inc.*	976,575

		31,693,300

Energy — 6.45%
32,108	Geospace Technologies Corp.*	3,044,802
73,100	Gulfport Energy Corp.*	4,616,265
72,000	Ring Energy, Inc.*	878,400
129,700	Synergy Resources Corp.*	1,201,022

		9,740,489

Financials — 10.36%
205,300	Asta Funding, Inc.	1,728,626
70,900	Boston Private Financial Holdings, Inc.	894,758
91,059	CoBiz Financial, Inc.	1,089,066
207,900	Compass Diversified Holdings	4,081,077
57,400	LaSalle Hotel Properties REIT	1,771,364
27,626	Mercantile Bank Corp.	596,169
74,489	MetroCorp Bancshares, Inc.	1,122,549
51,500	National Interstate Corp.	1,184,500
71,174	Northrim BanCorp, Inc.	1,867,606
74,400	Performant Financial Corp.*	766,320
30,700	Washington Banking Co.	544,311

		15,646,346

Health Care — 5.86%
274,000	BioScrip, Inc.*	2,027,600
82,900	Exactech, Inc.*	1,969,704
24,200	Meridian Bioscience, Inc.	642,026
176,300	Streamline Health Solutions, Inc.*	1,230,574
84,800	US Physical Therapy, Inc.	2,990,048
		8,859,952

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

December 31, 2013 (Unaudited)

Shares		Value

Industrials — 22.71%
76,300	Acacia Research Corp.	$1,109,402
215,700	Air Transport Services Group, Inc.*	1,745,013
111,456	Allied Defense Group, Inc. (The)*(a)(b)(c)	8,916
92,000	AZZ, Inc.	4,495,120
165,525	Columbus McKinnon Corp.*	4,492,349
65,900	Ducommun, Inc.*	1,964,479
96,400	Ennis, Inc.	1,706,280
64,900	GP Strategies Corp.*	1,933,371
81,600	Greenbrier Cos., Inc.*	2,679,744
199,800	Hudson Technologies, Inc.*	739,260
10,500	Hurco Cos, Inc.	262,605
32,300	Marten Transport Ltd.	652,137
25,700	Mistras Group, Inc.*	536,616
103,900	NN, Inc.	2,097,741
32,725	Old Dominion Freight Line, Inc.*	1,735,079
50,900	Orion Marine Group, Inc.*	612,327
28,300	Patrick Industries, Inc.*	818,719
276,700	PGT, Inc.*	2,800,204
54,200	Sparton Corp.*	1,514,890
59,050	Sun Hydraulics Corp.	2,411,012

		34,315,264

Information Technology — 21.45%
45,582	Aspen Technology, Inc.*	1,905,328
154,900	Commtouch Software Ltd.*	480,190
136,774	Computer Task Group, Inc.	2,585,029
41,700	comScore, Inc.*	1,193,037
281,300	Glu Mobile, Inc.*	1,094,257
77,200	GSI Group, Inc.*	867,728
91,800	Interactive Intelligence Group, Inc.*	6,183,648
135,900	KEYW Holding Corp. (The)*	1,826,496
70,800	NIC, Inc.	1,760,796
67,300	RMG Networks Holding Corp.*	327,078
104,342	Tessco Technologies, Inc.	4,207,069
69,000	Tyler Technologies, Inc.*	7,046,970
32,000	Vishay Precision Group, Inc.*	476,480
184,500	Xyratex Ltd.	2,452,005

		32,406,111

Materials — 7.27%
72,116	Intertape Polymer Group, Inc.	951,210
63,700	Koppers Holdings, Inc.	2,914,275
92,000	Landec Corp.*	1,115,040
264,900	OMNOVA Solutions, Inc.*	2,413,239
99,588	Universal Stainless & Alloy Products, Inc.*	3,591,143

		10,984,907

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

December 31, 2013 (Unaudited)

Shares		Value

Telecommunication Services — 0.60%
305,900	Towerstream Corp.*	$905,464

Utilities — 1.13%
55,800	Unitil Corp.	1,701,342

Total Common Stocks (Cost $77,448,162)		146,253,175

Rights/Warrants — 0.03%
6,203	US Concrete, Inc. Warrants, Expire 8/31/17*	27,913
6,203	US Concrete, Inc., Class B Warrants, Expire 8/31/17*	18,671

Total Rights/Warrants (Cost $0)		46,584

Exchange Traded Funds — 1.02%
37,900	SPDR S&P Regional Banking	1,539,119

Total Exchange Traded Funds (Cost $1,035,441)		1,539,119

Investment Company — 2.52%
3,802,539	JPMorgan Prime Money Market Fund, Institutional Class	3,802,539

Total Investment Company (Cost $3,802,539)		3,802,539

Total Investments (Cost $82,286,142)(d) — 100.38%		$151,641,417

Liabilities in excess of other assets — (0.38)%		(568,452)

NET ASSETS — 100.00%		$151,072,965

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

December 31, 2013 (Unaudited)

*	Non-income producing security.
(a)	Security delisted or issuer in bankruptcy.
(b)	The Pricing Committee fair valued security under procedures established by the Fund’s Board of Trustees.
(c)	This security is considered illiquid as to its marketability.
The total investment in restricted and illiquid securities representing $8,916 or 0.01% of net assets were as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	12/31/13 Carrying Value Per Unit
111,456	Allied Defense Group, Inc. (The)	12/24/2013	$—	$0.08

(d)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

      See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund

December 31, 2013 (Unaudited)

Shares		Value

Common Stocks — 93.18%
Consumer Discretionary — 19.93%
65,300	Ascena Retail Group, Inc.*	$1,381,748
53,800	Destination Maternity Corp.	1,607,544
509,300	Destination XL Group, Inc.*	3,346,101
49,700	Drew Industries, Inc.	2,544,640
62,200	Fox Factory Holding Corp.*	1,095,964
68,800	Grand Canyon Education, Inc.*	2,999,680
43,800	Helen of Troy Ltd.*	2,168,538
123,300	Libbey, Inc.*	2,589,300
112,650	RG Barry Corp.	2,174,145
70,600	Sally Beauty Holdings, Inc.*	2,134,238
216,800	Smith & Wesson Holding Corp.*	2,924,632
44,400	Sodastream International Ltd.*	2,204,016
55,662	Steven Madden Ltd.*	2,036,673
159,923	Universal Electronics, Inc.*	6,094,666
57,500	Vera Bradley, Inc.*	1,382,300
257,900	Zagg, Inc.*	1,121,865

		37,806,050

Energy — 4.99%
39,900	Athlon Energy, Inc.*	1,206,975
6,800	CARBO Ceramics, Inc.	792,404
36,800	Geospace Technologies Corp.*	3,489,744
63,100	Gulfport Energy Corp.*	3,984,765

		9,473,888

Financials — 9.10%
65,800	AMERISAFE, Inc.	2,779,392
41,327	Asta Funding, Inc.	347,973
39,500	Chemical Financial Corp.	1,250,965
32,800	Community Bank System, Inc.	1,301,504
222,100	Compass Diversified Holdings	4,359,823
159,600	KKR Financial Holdings LLC	1,945,524
52,600	LaSalle Hotel Properties REIT	1,623,236
51,800	ProAssurance Corp.	2,511,264
57,300	Safeguard Scientifics, Inc.*	1,151,157

		17,270,838

Health Care — 6.83%
58,400	Bio-Reference Labs, Inc.*	1,491,536
367,600	BioScrip, Inc.*	2,720,240
19,000	Hanger, Inc.*	747,460
68,800	Masimo Corp.*	2,011,024
12,700	Meridian Bioscience, Inc.	336,931
61,200	US Physical Therapy, Inc.	2,157,912
71,000	West Pharmaceutical Services, Inc.	3,483,260

		12,948,363

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

December 31, 2013 (Unaudited)

Shares		Value

Industrials — 26.40%
88,514	Acacia Research Corp.	$1,286,994
290,200	ACCO Brands Corp.*	1,950,144
70,554	Astronics Corp.*	3,598,254
25,200	Atlas Air Worldwide Holdings, Inc.*	1,036,980
107,822	AZZ, Inc.	5,268,183
15,400	Chart Industries, Inc.*	1,472,856
160,800	Columbus McKinnon Corp.*	4,364,112
73,700	Ducommun, Inc.*	2,196,997
63,700	EnerSys, Inc.	4,464,733
82,900	GP Strategies Corp.*	2,469,591
96,100	Greenbrier Cos., Inc.*	3,155,924
80,300	Insteel Industries, Inc.	1,825,219
127,700	Interface, Inc.	2,804,292
50,150	Old Dominion Freight Line, Inc.*	2,658,953
43,700	Patrick Industries, Inc.*	1,264,241
18,600	Powell Industries, Inc.	1,246,014
96,700	Primoris Services Corp.	3,010,271
34,300	Roadrunner Transportation Systems, Inc.*	924,385
48,900	Sun Hydraulics Corp.	1,996,587
41,700	Wabtec Corp.	3,097,059

		50,091,789

Information Technology — 19.76%
57,200	Aspen Technology, Inc.*	2,390,960
108,639	Computer Task Group, Inc.	2,053,277
60,300	Interactive Intelligence Group, Inc.*	4,061,808
37,600	InterDigital, Inc.	1,108,824
67,700	Liquidity Services, Inc.*	1,534,082
56,400	Measurement Specialties, Inc.*	3,422,916
79,900	NIC, Inc.	1,987,113
38,300	Sapient Corp.*	664,888
99,100	Skyworks Solutions, Inc.*	2,830,296
89,900	Synchronoss Technologies, Inc.*	2,793,193
166,100	Take-Two Interactive Software, Inc.*	2,885,157
88,900	Tessco Technologies, Inc.	3,584,448
58,100	Tyler Technologies, Inc.*	5,933,753
4,200	VistaPrint NV*	238,770
150,184	Xyratex Ltd.	1,995,945

		37,485,430

Materials — 6.17%
104,400	FutureFuel Corp.	1,649,520
16,200	Kaiser Aluminum Corp.	1,137,888
65,489	Koppers Holdings, Inc.	2,996,122
78,700	Landec Corp.*	953,844
240,200	OMNOVA Solutions, Inc.*	2,188,222

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

December 31, 2013 (Unaudited)

Shares		Value

77,091	Universal Stainless & Alloy Products, Inc.*	$2,779,901

		11,705,497

Total Common Stocks (Cost $125,525,373)		176,781,855

Exchange Traded Funds — 2.36%
38,900	iShares Russell 2000 Index Fund	4,485,559

Total Exchange Traded Funds (Cost $3,832,154)		4,485,559

Investment Company — 5.25%
9,950,389	JPMorgan Prime Money Market Fund, Institutional Class	9,950,389

Total Investment Company (Cost $9,950,389)		9,950,389

Total Investments (Cost $139,307,916)(a) — 100.79%		$191,217,803

Liabilities in excess of other assets — (0.79)%		(1,498,889)

NET ASSETS — 100.00%		$189,718,914

*	Non-income producing security.
(a)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

      See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund

December 31, 2013 (Unaudited)

Shares		Value

Common Stocks — 97.28%
Consumer Discretionary — 19.44%
15,000	ALCO Stores, Inc.*	$139,500
3,725	Ambassadors International, Inc.*	22
18,000	Ambow Education Holding Ltd. ADR*(a)(b)	17,100
11,900	America’s Car-Mart, Inc.*	502,537
6,400	Arctic Cat, Inc.	364,672
700	Biglari Holdings, Inc.*	354,648
8,600	Blyth, Inc.	93,568
37,800	Books-A-Million, Inc.*	87,318
13,427	Bowl America, Inc., Class A	192,275
11,800	Brown Shoe Co., Inc.	332,052
41,800	Build-A-Bear Workshop, Inc.*	315,590
39,200	Carriage Services, Inc.	765,576
8,900	Core-Mark Holding Co., Inc.	675,777
25,800	CSS Industries, Inc.	739,944
30,200	Delta Apparel, Inc.*	512,796
82	Digital Generation, Inc.*	1,045
12,800	E.W. Scripps Co. (The), Class A*	278,016
19,200	Entercom Communications Corp., Class A*	201,792
22,400	Flexsteel Industries, Inc.	688,352
32,600	Fred’s, Inc., Class A	603,752
53,400	Hastings Entertainment, Inc.	100,926
11,400	Haverty Furniture Cos., Inc.	356,820
12,800	Helen of Troy Ltd.*	633,728
32,600	hhgregg, Inc.*	455,422
27,100	Hooker Furniture Corp.	452,028
46,300	Isle of Capri Casinos, Inc.*	416,700
10,500	JAKKS Pacific, Inc.	70,665
20,500	Johnson Outdoors, Inc., Class A	552,475
82,000	Journal Communications, Inc., Class A*	763,420
23,500	Kid Brands, Inc.*	23,970
47,910	Lakeland Industries, Inc.*	253,923
95,270	Lazare Kaplan International, Inc.*	179,108
15,700	La-Z-Boy, Inc.	486,700
25,400	Leapfrog Enterprises, Inc.*	201,676
28,300	Lifetime Brands, Inc.	445,159
42,500	Luby’s, Inc.*	328,100
10,000	M/I Homes, Inc.*	254,500
27,600	Mac-Gray Corp.	585,948
45,900	Marcus Corp.	616,896
22,300	MarineMax, Inc.*	358,584
7,500	McRae Industries, Inc., Class A	251,625
22,600	Media General, Inc., Class A*	510,760
21,300	Mestek, Inc.*	361,035
17,400	Modine Manufacturing Co.*	223,068
14,300	Movado Group, Inc.	629,343
4,700	NACCO Industries, Inc., Class A	292,293

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2013 (Unaudited)

Shares		Value

28,200	Nautilus, Inc.*	$237,726
10,300	Nobility Homes, Inc.*	92,803
41,000	Orleans Homebuilders, Inc.*(a)(b)(c)	0
16,350	Perry Ellis International, Inc.*	258,167
119,400	Point.360*	60,894
41,200	Radio One, Inc., Class D*	156,148
51,900	Red Lion Hotels Corp.*	313,995
18,150	REX American Resources Corp.*	811,487
35,200	Rocky Brands, Inc.	512,864
61,500	Ruby Tuesday, Inc.*	426,195
15,700	Saga Communications, Inc., Class A	789,710
39,150	Salem Communications Corp., Class A	340,605
39,000	Shiloh Industries, Inc.*	760,500
22,300	Stage Stores, Inc.	495,506
21,800	Standard Motor Products, Inc.	802,240
28,900	Stein Mart, Inc.	388,705
16,900	Stoneridge, Inc.*	215,475
14,600	Strattec Security Corp.	652,182
29,500	Superior Industries International, Inc.	608,585
28,200	Systemax, Inc.*	317,250
65,200	Trans World Entertainment Corp.*	288,184
19,000	TravelCenters of America LLC*	185,060
32,100	Tuesday Morning Corp.*	512,316
32,100	Unifi, Inc.*	874,404
30,000	Universal Travel Group*(a)(b)(c)	0
45,600	VOXX International Corp.*	761,520
1,397	Walking Co. Holdings, Inc. (The)*	10,617
11,000	Weyco Group, Inc.	323,730
13,100	Zale Corp.*	206,587

		28,074,659

Consumer Staples — 2.92%
4,900	Andersons, Inc. (The)	436,933
53,200	Central Garden and Pet Co.*	365,484
16,700	Chiquita Brands International, Inc.*	195,390
25,800	Ingles Markets, Inc., Class A	699,180
12,200	Oil-Dri Corp. of America	461,648
63,000	Omega Protein Corp.*	774,270
39,200	Roundy’s, Inc.	386,512
73,000	Royal Hawaiian Orchards LP	183,230
29,640	Spartan Stores, Inc.	719,659

		4,222,306

Energy — 2.80%
9,200	Basic Energy Services, Inc.*	145,176
38,900	Callon Petroleum Co.*	254,017
7,300	Calumet Specialty Products Partners LP	189,946
12,300	Constellation Energy Partners LLC*	29,520

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2013 (Unaudited)

Shares		Value

7,500	Global Partners LP	$266,250
22,600	Harvest Natural Resources, Inc.*	102,152
27,900	Knightsbridge Tankers Ltd.	256,401
19,300	Natural Gas Services Group, Inc.*	532,101
26,800	Newpark Resources, Inc.*	329,372
9,800	Niska Gas Storage Partners LLC	144,648
26,700	North American Energy Partners, Inc.*	155,127
14,600	PHI, Inc.*	580,058
11,900	PHI, Inc., Non voting*	516,460
7,200	Rose Rock Midstream LP	278,640
14,700	Swift Energy Co.*	198,450
17,600	Teekay Tankers, Ltd., Class A	69,168
110,300	Trico Marine Services, Inc.*(a)(b)(c)	0

		4,047,486

Financials — 23.43%
39,150	Affirmative Insurance Holdings, Inc.*	99,833
12,800	AG Mortgage Investment Trust, Inc. REIT	200,192
10,600	Agree Realty Corp. REIT	307,612
24,000	American Equity Investment Life Holding Co.	633,120
14,970	American Independence Corp.*	179,939
29,990	Ameris Bancorp*	633,089
21,800	Apollo Commercial Real Estate Finance, Inc. REIT	354,250
13,600	Apollo Residential Mortgage, Inc. REIT	201,008
40,600	Arbor Realty Trust, Inc. REIT	270,396
15,300	Ares Commercial Real Estate Corp. REIT	200,430
8,100	Arlington Asset Investment Corp., Class A	213,759
59,500	Asta Funding, Inc.	500,990
17,400	Baldwin & Lyons, Inc., Class B	475,368
40,700	Banc of California, Inc.	545,787
12,400	Banco Latinoamericano de Comercio Exterior SA	347,448
49,900	Bancorp, Inc.*	893,709
7,028	Banner Corp.	314,995
100,000	Beverly Hills Bancorp, Inc.*	1,600
33,600	California First National Bancorp	507,360
17,800	Camco Financial Corp.*	118,904
4,211	Capital Bank Financial Corp., Class A*	95,800
38,000	Capitol Bancorp Ltd.*	65
37,100	Cedar Realty Trust, Inc. REIT	232,246
49,950	Citizens, Inc.*	437,063
101,200	Consumer Portfolio Services*	950,268
15,756	Cowen Group, Inc., Class A*	61,606
35,777	Donegal Group, Inc., Class A	568,854
8,444	Donegal Group, Inc., Class B	199,701
59,540	Dynex Capital, Inc. REIT	476,320
22,700	EMC Insurance Group, Inc.	695,074
21,600	Federal Agricultural Mortgage Corp., Class C	739,800
60,900	Federated National Holding Co.	890,967

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2013 (Unaudited)

Shares		Value

29,500	First Defiance Financial Corp.	$766,115
9,400	First Financial Corp.	343,664
6,793	First Financial Holdings, Inc.	451,802
41,200	First Merchants Corp.	937,712
38,000	First Place Financial Corp.*	38
42,000	First State Bancorporation*	59
660	Flagstar Bancorp, Inc.*	12,949
2,250	FRMO Corp.*	15,750
19,700	Gain Capital Holdings, Inc.	147,947
11,200	Getty Realty Corp. REIT	205,744
7,100	Guaranty Bancorp.	99,755
33,300	HF Financial Corp.	431,235
9,459	Hudson Valley Holding Corp.	192,491
36,700	Independence Holding Co.	495,083
7,800	Infinity Property & Casualty Corp.	559,650
26,400	Intervest Bancshares Corp., Class A*	198,264
7,000	Investors Title Co.	566,860
17,400	JAVELIN Mortgage Investment Corp. REIT	242,382
22,700	Jefferson Bancshares, Inc.*	143,010
21,600	JMP Group, Inc.	159,840
16,500	Kansas City Life Insurance Co.	787,710
12,200	Manning & Napier, Inc.	215,330
30,890	Marlin Business Services Corp.	778,428
60,150	Meadowbrook Insurance Group, Inc.	418,644
79,100	MicroFinancial, Inc.	676,305
23,100	Monmouth Real Estate Investment Corp. REIT, Class A	209,979
45,000	MutualFirst Financial, Inc.	770,850
5,300	National Security Group, Inc.	51,993
3,500	National Western Life Insurance Co., Class A	782,425
9,900	Navigators Group, Inc.*	625,284
39,788	Nicholas Financial, Inc.	626,263
29,900	OFG Bancorp.	518,466
15,700	One Liberty Properties, Inc. REIT	316,041
15,700	Onebeacon Insurance Group, Ltd., Class A	248,374
4,800	Oppenheimer Holdings, Inc., Class A	118,944
14,800	Pacific Mercantile Bancorp*	92,056
2,468	Park Sterling Corp.	17,621
25,200	Peoples Bancorp, Inc.	567,252
7,300	Piper Jaffray Cos.*	288,715
32,900	PMC Commercial Trust REIT	282,940
15,900	Provident Financial Holdings, Inc.	238,500
17,400	Ramco-Gershenson Properties Trust REIT	273,876
39,674	Reis, Inc.*	762,931
20,400	Resource Capital Corp. REIT	120,972
9,100	Safety Insurance Group, Inc.	512,330
10,900	Signature Group Holdings, Inc.*	117,175
12,300	Simmons First National Corp., Class A	456,945
33,500	Southwest Bancorp, Inc.*	533,320

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2013 (Unaudited)

Shares		Value

50,662	Sterling Bancorp	$677,351
10,600	Stewart Information Services Corp.	342,062
29,200	Sun Bancorp, Inc.*	102,784
41,900	SWS Group, Inc.*	254,752
54,000	TierOne Corp.*(a)(b)(c)	0
22,000	UMH Properties, Inc. REIT	207,240
52,000	Unico American Corp.	689,000
88,216	United Community Financial Corp.*	314,931
19,000	United Western Bancorp, Inc.*	1,615
10,800	Urstadt Biddle Properties, Inc. REIT, Class A	199,260
15,000	Walker & Dunlop, Inc.*	242,550
12,800	Western Asset Mortgage Capital Corp. REIT	190,464
15,300	Whitestone REIT	204,561
31,800	Winthrop Realty Trust REIT	351,390
12,100	ZAIS Financial Corp. REIT	193,963
4,600	Ziegler Cos., Inc. (The)*	133,400

		33,832,895

Health Care — 5.10%
30,800	Albany Molecular Research, Inc.*	310,464
11,000	American Shared Hospital Services*	30,470
34,900	AngioDynamics, Inc.*	599,931
53,000	BioScrip, Inc.*	392,200
18,200	Cambrex Corp.*	324,506
15,200	Capital Senior Living Corp.*	364,648
18,800	CONMED Corp.	799,000
21,300	Cross Country Healthcare, Inc.*	212,574
43,000	CryoLife, Inc.	476,870
55,200	Five Star Quality Care, Inc.*	303,048
20,370	Hanger, Inc.*	801,356
8,600	Invacare Corp.	199,606
6,300	Kewaunee Scientific Corp.	98,406
9,662	Kindred Healthcare, Inc.	190,728
12,800	Lannett Co., Inc.*	423,680
15,000	MedCath Corp.*(a)(b)(c)	20,550
49,300	PharMerica Corp.*	1,059,950
44,500	Symmetry Medical, Inc.*	448,560
15,900	Triple-S Management Corp., Class B*	309,096

		7,365,643

Industrials — 22.95%
39,339	Aceto Corp.	983,868
27,100	Aegean Marine Petroleum Network, Inc.	304,062
3,000	Aegion Corp.*	65,670
14,800	Alamo Group, Inc.	898,212
80,900	Allied Motion Technologies, Inc.	1,007,205
7,100	Altra Industrial Motion Corp.	242,962
24,300	Ameresco, Inc., Class A*	234,738

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2013 (Unaudited)

Shares		Value

11,400	Ampco-Pittsburgh Corp.	$221,730
8,100	AMREP Corp.*	56,457
9,100	Argan, Inc.	250,796
19,200	Baltic Trading Ltd.	123,648
14,900	CAI International, Inc.*	351,193
35,400	CBIZ, Inc.*	322,848
13,400	CDI Corp.	248,302
8,774	Ceco Environmental Corp.	141,876
30,400	Celadon Group, Inc.	592,192
85,425	Cenveo, Inc.*	293,862
2,400	Chicago Rivet & Machine Co.	79,560
10,300	Comfort Systems USA, Inc.	199,717
31,878	Compx International, Inc.	448,842
13,900	Consolidated Graphics, Inc.*	937,416
30,800	Dolan Co. (The)*	21,560
13,600	Douglas Dynamics, Inc.	228,752
23,200	Ducommun, Inc.*	691,592
16,100	Dycom Industries, Inc.*	447,419
4,150	Eagle Bulk Shipping Inc*	19,049
13,100	Eastern Co. (The)	208,552
8,480	Ecology and Environment, Inc., Class A	94,382
13,600	Encore Wire Corp.	737,120
34,100	Ennis, Inc.	603,570
8,200	EnPro Industries, Inc.*	472,730
20,100	Espey Manufacturing & Electronics Corp.	656,064
56,000	Excel Maritime Carriers Ltd.*	12,454
27,000	Federal Signal Corp.*	395,550
19,900	FLY Leasing Ltd. ADR	319,793
11,300	G&K Services, Inc., Class A	703,199
11,200	Genco Shipping & Trading Ltd.*	28,000
22,300	GenCorp, Inc.*	401,846
32,900	Gibraltar Industries, Inc.*	611,611
8,600	GP Strategies Corp.*	256,194
14,100	Greenbrier Cos., Inc.*	463,044
29,000	Griffon Corp.	383,090
22,250	Hardinge, Inc.	321,957
7,600	Hill International, Inc.*	30,020
23,350	International Shipholding Corp.	688,825
23,500	Jinpan International Ltd.	202,570
7,100	Kadant, Inc.	287,692
11,700	Key Technology, Inc.*	167,661
14,500	Kforce, Inc.	296,670
34,800	Kimball International, Inc., Class B	523,044
3,908	Kratos Defense & Security Solutions, Inc.*	30,013
64,000	LECG Corp.*	166
33,000	LS Starrett Co. (The), Class A	480,810
44,250	LSI Industries, Inc.	383,647
40,700	Lydall, Inc.*	717,134

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2013 (Unaudited)

Shares		Value

30,012	Marten Transport Ltd.	$605,942
44,100	Meritor, Inc.*	459,963
72,000	Mesa Air Group, Inc.*(a)(b)(c)	0
85,194	MFC Industrial Ltd.	680,700
29,300	Miller Industries, Inc.	545,859
10,600	Mistras Group, Inc.*	221,328
2,900	National Presto Industries, Inc.*	233,450
29,500	NN, Inc.	595,605
15,800	Northwest Pipe Co.*	596,608
17,200	Orion Marine Group, Inc.*	206,916
46,900	PAM Transportation Services, Inc.*	971,768
5,200	Paragon Shipping, Inc., Class A*	38,272
31,160	Patrick Industries, Inc.*	901,459
22,100	Pike Electric Corp.*	233,597
11,700	PowerSecure International, Inc.*	200,889
25,000	RCM Technologies, Inc.*	174,500
20,500	Rush Enterprises, Inc., Class A*	607,825
39,700	Safe Bulkers, Inc.	412,880
10,400	Schawk, Inc.	154,648
11,500	SL Industries, Inc.	311,650
8,400	Sparton Corp.*	234,780
9,700	Standex International Corp.	609,936
37,900	Superior Uniform Group, Inc.	586,692
53,820	Supreme Industries, Inc., Class A*	313,771
4,269	SYKES Enterprises, Inc.*	93,107
22,200	Tredegar Corp.	639,582
11,800	Universal Forest Products, Inc.	615,252
13,900	USA Truck, Inc.*	185,982
14,600	Viad Corp.	405,588
43,200	Volt Information Sciences, Inc.*	432,000
68,500	Willdan Group, Inc.*	368,530
35,200	Willis Lease Finance Corp.*	611,072

		33,141,087

Information Technology — 12.18%
60,700	Acorn Energy, Inc.	247,049
26,600	Anaren, Inc.*	744,534
10,800	Black Box Corp.	321,840
26,000	Blucora, Inc.*	758,160
59,200	CIBER, Inc.*	245,088
50,000	Comarco, Inc.*	9,000
18,400	Communications Systems, Inc.	204,976
28,000	CTS Corp.	557,480
25,600	Digi International, Inc.*	310,272
43,298	Dynamics Research Corp.*	497,061
24,700	Edgewater Technology, Inc.*	172,653
30,600	Electro Rent Corp.	566,712
14,400	Electro Scientific Industries, Inc.	150,624

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2013 (Unaudited)

Shares		Value

12,500	ePlus, Inc.*	$710,500
17,000	Exar Corp.*	200,430
8,200	Fabrinet*	168,592
23,200	Global Cash Access Holdings, Inc.*	231,768
17,532	GSI Group, Inc.*	197,060
33,400	Insight Enterprises, Inc.*	758,514
54,375	Integrated Silicon Solution, Inc.*	657,394
13,000	JinkoSolar Holding Co. Ltd. ADR*	380,900
4,800	Kemet Corp.*	27,072
18,300	Magal Security Systems Ltd.*	65,148
15,700	Measurement Specialties, Inc.*	952,833
2,285	Mediabistro, Inc.*	7,243
39,700	Methode Electronics, Inc.	1,357,343
33,500	Newport Corp.*	605,345
26,100	Oplink Communications, Inc.*	485,460
70,415	Optical Cable Corp.	262,648
7,600	Park Electrochemical Corp.	218,272
45,200	PC Connection, Inc.	1,123,220
58,700	Perceptron, Inc.	814,169
111,600	Performance Technologies, Inc.*	416,826
31,730	Photronics, Inc.*	286,522
40,600	Richardson Electronics Ltd.	461,216
4,500	Rosetta Stone, Inc.*	54,990
24,600	Rudolph Technologies, Inc.*	288,804
60,100	Sigmatron International, Inc.*	531,885
7,300	STR Holdings, Inc.*	11,461
25,600	Tessco Technologies, Inc.	1,032,192
12,000	Vishay Precision Group, Inc.*	178,680
14,286	WPCS International, Inc.*	32,572
18,600	XO Group, Inc.*	276,396

		17,580,904

Materials — 4.88%
29,000	American Pacific Corp.*	1,080,540
22,100	Arabian American Development Co.*	277,355
37,000	Blue Earth Refineries, Inc.*(a)(b)(c)	0
15,700	China Green Agriculture, Inc.*	56,834
15,400	Friedman Industries, Inc.	130,900
4,300	Hawkins, Inc.	159,917
13,900	Innospec, Inc.	642,458
12,900	Materion Corp.	397,965
21,600	Myers Industries, Inc.	456,192
6,800	Neenah Paper, Inc.	290,836
10,400	North American Palladium Ltd.*	6,842
18,100	Olympic Steel, Inc.	524,538
24,900	OMNOVA Solutions, Inc.*	226,839
32,400	Penford Corp.*	416,340
5,200	Quaker Chemical Corp.	400,764

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2013 (Unaudited)

Shares		Value

18,400	Schulman (A), Inc.	$648,784
4,700	Stepan Co.	308,461
67,100	Thompson Creek Metals Co., Inc.*	146,278
16,000	Universal Stainless & Alloy Products, Inc.*	576,960
3,200	Vulcan International Corp.	104,000
11,000	Zep, Inc.	199,760

		7,052,563

Telecommunication Services — 0.53%
34,400	Premiere Global Services, Inc.*	398,696
25,800	USA Mobility, Inc.	368,424

		767,120

Utilities — 3.05%
15,500	American States Water Co.	445,315
5,108	California Water Service Group	117,842
13,390	Chesapeake Utilities Corp.	803,668
18,700	Connecticut Water Service, Inc.	664,037
16,100	Delta Natural Gas Co., Inc.	360,318
16,600	Empire District Electric Co. (The)	376,654
24,300	Middlesex Water Co.	508,842
18,600	SJW Corp.	554,094
18,876	Unitil Corp.	575,529

		4,406,299

Total Common Stocks (Cost $110,237,664)		140,490,962

Preferred Stock — 0.62%
3,122	Alere, Inc.	893,829

Total Preferred Stock (Cost $504,723)		893,829

Exchange Traded Funds — 0.30%
2,700	iShares Russell Microcap Index Fund	203,094
13,400	PowerShares Zacks Micro Cap Portfolio	226,942

Total Exchange Traded Funds (Cost $210,668)		430,036

Rights/Warrants — 0.02%
32,000	Southern Community Financial Corp. Rights*(a)(b)	0
3,585	US Concrete, Inc. Warrants, Expire 8/31/17*	16,133
3,585	US Concrete, Inc., Class B Warrants, Expire 8/31/17*	10,791

Total Rights/Warrants (Cost $0)		26,924

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

Corporate Bonds — 0.00%
$1,947	Trenwick America Corp.*(a)(b)(c)	$0
1,625	Trenwick America Corp.*(a)(b)(c)	0

Total Corporate Bonds (Cost $0)		0

Shares

Investment Company — 1.71%
2,466,661	JPMorgan Prime Money Market Fund, Institutional Class	2,466,661

Total Investment Company (Cost $2,466,661)		2,466,661

Total Investments (Cost $113,419,716)(d) — 99.93%	$144,308,412

Other assets in excess of liabilities — 0.07%	107,537

NET ASSETS — 100.00%	$144,415,949

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2013 (Unaudited)

*	Non-income producing security.
(a)	This security is considered illiquid as to its marketability.
The total investment in restricted and illiquid securities representing $37,650 or 0.03% of net assets was as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	12/31/13 Carrying Value Per Unit
18,000	Ambow Education Holding Ltd. ADR	11/16/2011	$123,967	$ 0.95
37,000	Blue Earth Refineries, Inc.	11/24/2003	$—	$—
15,000	MedCath Corp.	05/23/2008	$306,542	$ 1.37
72,000	Mesa Air Group, Inc.	11/01/2006	$635,933	$—
41,000	Orleans Homebuilders, Inc.	12/12/2006	$685,227	$—
32,000	Southern Community Financial Corp. Rights	10/02/2012	$—	$—
54,000	Tier One Corp.	02/18/2004	$1,223,407	$—
110,300	Trico Marine Services, Inc.	02/03/2009	$518,857	$—
30,000	Universal Travel Group	09/13/2010	$157,113	$—

Acquisition Principal Amount
$1,947	Trenwick America Corp.	05/18/2006	$—	$—
$1,625	Trenwick America Corp.	05/18/2006	$—	$—

(b)	The Pricing Committee fair valued security under procedures established by the Fund’s Board of Trustees.
(c)	Security delisted or issuer in bankruptcy.
(d)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund

December 31, 2013 (Unaudited)

Shares		Value

Common Stocks — 97.51%
Consumer Discretionary — 10.83%
760	ANN INC.*	$27,786
570	Ascena Retail Group, Inc.*	12,061
90	Brunswick Corp.	4,145
1,000	Jarden Corp.*	61,350
520	Mattel, Inc.	24,742
1,330	Newell Rubbermaid, Inc.	43,105
920	Taylor Morrison Home Corp., Class A*	20,654
1,171	Tenneco, Inc.*	66,243
1,370	TRW Automotive Holdings Corp.*	101,914

		362,000

Consumer Staples — 0.28%
85	Energizer Holdings, Inc.	9,200

Energy — 13.63%
820	Cameron International Corp.*	48,815
640	Concho Resources, Inc.*	69,120
950	Dresser-Rand Group, Inc.*	56,649
230	Geospace Technologies Corp.*	21,811
1,330	Gulfport Energy Corp.*	83,990
1,860	Noble Corp. Plc	69,694
1,140	Tesoro Corp.	66,690
650	Tidewater, Inc.	38,525

		455,294

Financials — 19.82%
420	Alexandria Real Estate Equities, Inc. REIT	26,720
830	American Financial Group, Inc.	47,908
1,000	CIT Group, Inc.	52,130
1,920	Fifth Third Bancorp	40,378
640	First Republic Bank	33,504
2,680	Hartford Financial Services Group, Inc.	97,096
1,110	HCC Insurance Holdings, Inc.	51,215
5,520	Huntington Bancshares, Inc.	53,268
7,360	KKR Financial Holdings LLC	89,718
870	LaSalle Hotel Properties REIT	26,848
840	Reinsurance Group of America, Inc.	65,024
1,630	STAG Industrial, Inc. REIT	33,236
1,010	Unum Group	35,431
330	Zions Bancorp	9,887

		662,363

Health Care — 8.82%
289	Actavis Plc*	48,552
790	AmerisourceBergen Corp.	55,545
940	Centene Corp.*	55,413
1,170	Mylan, Inc.*	50,778
440	Teleflex, Inc.	41,298

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund (cont.)

December 31, 2013 (Unaudited)

Shares		Value

530	Universal Health Services, Inc., Class B	$43,068

		294,654

Industrials — 10.38%
280	Alaska Air Group, Inc.	20,544
580	Fluor Corp.	46,568
850	KBR, Inc.	27,107
270	Kirby Corp.*	26,797
425	Old Dominion Freight Line, Inc.*	22,533
830	Owens Corning*	33,798
1,230	Spirit Airlines, Inc.*	55,854
380	Triumph Group, Inc.	28,907
1,070	United Rentals, Inc.*	83,407
60	Werner Enterprises, Inc.	1,484

		346,999

Information Technology — 18.81%
200	Anixter International, Inc.	17,968
1,730	AOL, Inc.*	80,653
1,240	Arrow Electronics, Inc.*	67,270
1,700	Avago Technologies Ltd.	89,913
340	Avnet, Inc.	14,997
510	Coherent, Inc.*	37,939
670	Jabil Circuit, Inc.	11,685
910	Liquidity Services, Inc.*	20,621
290	Microchip Technology, Inc.	12,977
2,500	NXP Semiconductor NV*	114,825
4,250	Skyworks Solutions, Inc.*	121,380
1,210	Web.Com Group, Inc.*	38,466

		628,694

Materials — 8.52%
280	Ashland, Inc.	27,171
500	Carpenter Technology Corp.	31,100
1,600	Crown Holdings, Inc.*	71,312
744	Cytec Industries, Inc.	69,311
2,040	Owens-Illinois, Inc.*	72,991
170	Reliance Steel & Aluminum Co.	12,893

		284,778

Utilities — 6.42%
3,600	Calpine Corp.*	70,236
2,830	CMS Energy Corp.	75,759
890	Edison International	41,207
630	NorthWestern Corp.	27,292

		214,494

Total Common Stocks (Cost $2,715,317)		3,258,476

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund (cont.)

December 31, 2013 (Unaudited)

Shares		Value

Investment Company — 1.02%
33,944	JPMorgan Prime Money Market Fund, Institutional Class	$33,944

Total Investment Company (Cost $33,944)		33,944

Total Investments (Cost $2,749,261)(a) — 98.53%	$3,292,420

Other assets in excess of liabilities — 1.47%	49,077

NET ASSETS — 100.00%	$3,341,497

*	Non-income producing security.
(a)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See notes to schedules of portfolio investments.

This Page Intentionally Left Blank

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund

December 31, 2013 (Unaudited)

Principal Amount		Value

Asset Backed Commercial Paper — 3.70%
Finance - Diversified Domestic — 3.70%
$ 50,000,000	Cancara Asset Securitisation LLC, 0.20%, 2/4/14(a)(b)	$49,990,833
25,000,000	Cancara Asset Securitisation LLC, 0.21%, 1/13/14(a)(b)	24,998,434
50,000,000	Cancara Asset Securitisation LLC, 0.21%, 1/31/14(a)(b)	49,991,542
56,000,000	Cancara Asset Securitisation LLC, 0.21%, 2/14/14(a)(b)	55,985,953
50,000,000	Cancara Asset Securitisation LLC, 0.21%, 2/21/14(a)(b)	49,985,417
50,000,000	Kells Funding LLC, 0.19%, 1/16/14(a)(b)	49,996,306
50,000,000	Kells Funding LLC, 0.19%, 4/7/14(a)(b)	49,997,628
35,000,000	Kells Funding LLC, 0.20%, 2/3/14(a)(b)	35,001,039
50,000,000	Kells Funding LLC, 0.20%, 5/9/14(a)(b)	49,964,722
50,000,000	Kells Funding LLC, 0.22%, 3/10/14(a)(b)	50,000,000
15,000,000	Kells Funding LLC, 0.23%, 3/6/14(a)(b)	14,993,963

Total Asset Backed Commercial Paper (Cost $480,905,837)		480,905,837

Commercial Paper — 25.70%
Banks - Australia & New Zealand — 3.54%
68,500,000	Australia & New Zealand Banking Group Ltd., 0.18%, 4/17/14(a)(b)	68,464,037
65,000,000	Australia & New Zealand Banking Group Ltd., 0.25%, 6/5/14(a)(b)	64,996,239
65,000,000	Commonwealth Bank Australia, 0.17%, 4/3/14(a)(b)	65,000,419
50,000,000	Commonwealth Bank Australia, 0.24%, 5/15/14(a)(b)	50,001,563
50,000,000	Commonwealth Bank Australia, 0.30%, 4/4/14(a)(b)	50,000,000
15,000,000	Commonwealth Bank Australia, 0.97%, 3/17/14(a)(b)	15,023,804
50,000,000	Westpac Banking Corp., 0.28%, 10/31/14(a)(b)	49,882,556
30,000,000	Westpac Banking Corp., 0.29%, 7/11/14(a)(b)	30,000,000
50,000,000	Westpac Banking Corp., 0.35%, 1/23/14(a)(b)	49,989,792
16,610,000	Westpac Banking Corp., 0.98%, 3/31/14(a)(b)	16,641,572

		459,999,982

Banks - Canadian — 0.77%
50,000,000	Bank of Nova Scotia NY, 0.19%, 4/9/14(b)	49,974,403
50,000,000	Bank of Nova Scotia NY, 0.21%, 4/29/14(b)	49,965,875

		99,940,278

Banks - Domestic — 0.55%
50,000,000	Union Bank NA, 0.18%, 4/1/14(b)	49,977,750
21,000,000	Wells Fargo & Co., 0.21%, 2/18/14(b)	20,994,243

		70,971,993

Banks - Foreign — 4.20%
50,000,000	Credit Suisse New York, 0.19%, 2/4/14(b)	49,991,292
50,000,000	Credit Suisse New York, 0.25%, 5/5/14(b)	49,957,292
100,000,000	DnB NOR Bank ASA, 0.10%, 1/13/14(a)(b)	99,996,944
50,000,000	DnB NOR Bank ASA, 0.23%, 1/28/14(a)(b)	49,991,694
35,430,000	DnB NOR Bank ASA, 0.24%, 1/3/14(a)(b)	35,429,764

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

$ 11,595,000	DnB NOR Bank ASA, 0.26%, 1/22/14(a)(b)	$11,593,357
50,000,000	DnB NOR Bank ASA, 0.27%, 1/21/14(a)(b)	49,993,007
50,000,000	DnB NOR Bank ASA, 0.32%, 1/23/14(a)(b)	50,003,606
19,974,000	Nederlandse Waterschapsbank NV, 0.18%, 3/24/14(a)(b)	19,965,911
50,000,000	Nederlandse Waterschapsbank NV, 0.22%, 8/13/14(a)(b)	50,000,000
50,000,000	Nederlandse Waterschapsbank NV, 0.25%, 10/29/14(a)(b)	50,000,000
30,000,000	Nederlandse Waterschapsbank NV, 0.25%, 12/5/14(a)(b)	29,997,465

		546,920,332

Banks - Japanese — 1.92%
100,000,000	Bank Tokyo-Mitsubishi UFJ NY, 0.17%, 1/2/14(b)	100,000,000
50,000,000	Bank Tokyo-Mitsubishi UFJ NY, 0.17%, 1/8/14(b)	49,998,583
50,000,000	Bank Tokyo-Mitsubishi UFJ NY, 0.18%, 1/27/14(b)	49,993,750
50,000,000	Sumitomo Mitsui Banking Corp., 0.21%, 2/4/14(a)(b)	49,990,375

		249,982,708

Banks - United Kingdom — 1.42%
50,000,000	Barclays Bank Plc, 0.20%, 2/18/14(a)(b)	49,986,944
50,000,000	Barclays Bank Plc, 0.20%, 3/12/14(a)(b)	49,980,833
35,000,000	Standard Chartered Bank, 0.22%, 1/6/14(a)(b)	34,999,144
50,000,000	Standard Chartered Bank, 0.26%, 5/22/14(a)(b)	49,949,444

		184,916,365

Consumer Discretionary — 2.20%
13,800,000	Coca-Cola Co., 0.19%, 2/7/14(a)(b)	13,797,378
50,000,000	Coca-Cola Co., 0.20%, 2/7/14(a)(b)	49,990,000
50,000,000	Nestle Capital Corp, 0.12%, 1/15/14(a)(b)	49,997,924
25,000,000	Reckitt Benckiser Treasury Services Plc, 0.34%, 9/3/14(a)(b)	24,942,389
9,000,000	Reckitt Benckiser Treasury Services Plc, 0.34%, 9/18/14(a)(b)	8,977,985
33,000,000	Reckitt Benckiser Treasury Services Plc, 0.35%, 9/5/14(a)(b)	32,921,075
25,000,000	Reckitt Benckiser Treasury Services Plc, 0.35%, 9/9/14(a)(b)	24,939,236
42,747,000	Reckitt Benckiser Treasury Services Plc, 0.39%, 9/3/14(a)(b)	42,634,005
13,000,000	Reckitt Benckiser Treasury Services Plc, 0.42%, 3/11/14(a)(b)	12,989,687
25,000,000	Reckitt Benckiser Treasury Services Plc, 0.45%, 2/14/14(a)(b)	24,986,563

		286,176,242

Finance - Diversified Domestic — 1.34%
10,000,000	Toyota Credit Canada, Inc., 0.19%, 4/4/14(b)	9,995,144
50,000,000	Toyota Motor Credit Corp., 0.20%, 2/11/14(b)	50,000,000
50,000,000	Toyota Motor Credit Corp., 0.20%, 4/16/14(b)	49,971,111
50,000,000	Toyota Motor Credit Corp., 0.24%, 5/12/14(b)	50,000,000
15,000,000	Toyota Motor Credit Corp., 0.25%, 6/18/14(b)	14,982,604

		174,948,859

Finance - Diversified Foreign — 7.44%
18,415,000	Erste Abwicklungsanstalt, 0.16%, 1/24/14(a)(b)	18,413,199
50,000,000	Erste Abwicklungsanstalt, 0.16%, 2/13/14(a)(b)	49,990,667
50,000,000	Erste Abwicklungsanstalt, 0.17%, 3/12/14(a)(b)	49,983,708

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

$ 50,000,000	Nordea Bank AB, 0.18%, 1/3/14(a)(b)	$49,999,757
50,000,000	Nordea Bank AB, 0.18%, 3/25/14(a)(b)	49,979,500
50,000,000	Nordea Bank AB, 0.22%, 3/24/14(a)(b)	49,975,250
50,000,000	Nordea Bank AB, 0.26%, 1/10/14(a)(b)	49,997,167
50,000,000	NRW Bank, 0.10%, 1/6/14(a)(b)	49,999,444
100,000,000	NRW Bank, 0.33%, 3/17/14(a)(b)	99,932,167
50,000,000	PSP Capital Inc., 0.11%, 1/3/14(a)(b)	49,999,847
100,000,000	PSP Capital Inc., 0.19%, 1/21/14(a)(b)	99,989,972
50,000,000	Skandinaviska Enskilda Banken AB, 0.17%, 2/10/14(a)(b)	49,990,792
50,000,000	Skandinaviska Enskilda Banken AB, 0.20%, 2/5/14(a)(b)	49,990,556
50,000,000	Skandinaviska Enskilda Banken AB, 0.23%, 1/6/14(a)(b)	49,998,722
50,000,000	Svenska Handelsbanken AB, 0.25%, 1/21/14(a)(b)	49,993,403
50,000,000	Swedbank, 0.20%, 3/10/14(b)	49,981,854
50,000,000	Swedbank, 0.21%, 3/7/14(b)	49,981,778
50,000,000	Swedbank, 0.24%, 2/4/14(b)	49,989,000

		968,186,783

Health Care — 0.65%
85,000,000	Glaxosmithkline Finance Plc, 0.16%, 1/9/14(a)(b)	84,997,356

Insurance — 0.38%
25,000,000	Massachusetts Mutual Life Insurance Co., 0.13%, 1/13/14(a)(b)	24,999,007
25,000,000	Massachusetts Mutual Life Insurance Co., 0.13%, 1/14/14(a)(b)	24,998,917

		49,997,924

Manufacturing — 0.31%
40,000,000	Danaher Corp., 0.09%, 1/6/14(a)(b)	39,999,600

Materials — 0.52%
67,500,000	BASF SE, 0.31%, 3/26/14(a)(b)	67,451,756

Utilities — 0.46%
60,000,000	Electricite de France SA, 0.55%, 1/2/15(a)(b)	59,665,417

Total Commercial Paper (Cost $3,344,155,595)		3,344,155,595

Certificates of Deposit, Domestic — 2.31%
Banks - Domestic — 2.31%
200,000,000	Citibank NA 0.05%, 1/2/14	200,000,000
100,000,000	Citibank NA 0.17%, 3/4/14	100,000,000

Total Certificates of Deposit, Domestic (Cost $300,000,000)		300,000,000

Certificates of Deposit, Yankee(c) — 8.72%
Banks - Canadian — 3.73%
100,000,000	Bank of Montreal Chicago, 0.01%, 1/2/14	100,000,000
50,000,000	Bank of Montreal Chicago, 0.17%, 2/5/14	50,000,000
100,000,000	Bank of Montreal Chicago, 0.20%, 1/27/14	100,002,775

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

$ 100,000,000	Toronto Dominion Bank NY, 0.14%, 1/8/14	$ 100,000,000
50,000,000	Toronto Dominion Bank NY, 0.17%, 3/6/14	50,000,000
50,000,000	Toronto Dominion Bank NY, 0.25%, 9/15/14	50,000,000
35,000,000	Toronto Dominion Bank NY, 0.32%, 4/2/14	35,000,000

		485,002,775

Banks - Foreign — 1.27%
25,000,000	Credit Suisse New York, 0.25%, 4/1/14	25,000,000
40,000,000	Rabobank Nederland NY, 0.26%, 9/16/14	40,000,000
50,000,000	Rabobank Nederland NY, 0.28%, 7/10/14(d)	50,000,000
50,000,000	Rabobank Nederland NY, 0.28%, 9/3/14(d)	50,000,000

		165,000,000

Banks - Japanese — 2.57%
85,000,000	Bank Tokyo-Mitsubishi UFJ NY, 0.10%, 1/2/14	85,000,000
35,000,000	Sumitomo Mitsui Bank NY, 0.02%, 1/2/14	35,000,000
50,000,000	Sumitomo Mitsui Bank NY, 0.21%, 1/23/14	50,000,000
50,000,000	Sumitomo Mitsui Bank NY, 0.21%, 2/7/14	50,000,000
25,000,000	Sumitomo Mitsui Bank NY, 0.21%, 2/21/14	25,000,000
50,000,000	Sumitomo Mitsui Bank NY, 0.22%, 1/17/14	50,000,000
40,000,000	Sumitomo Mitsui Bank NY, 0.25%, 5/15/14	40,000,000

		335,000,000

Banks - United Kingdom — 1.15%
50,000,000	Lloyds TSB Bank Plc, 0.27%, 1/16/14	50,000,000
100,000,000	Standard Chartered Bank, 0.26%, 1/21/14	100,000,000

		150,000,000

Total Certificates of Deposit, Yankee (Cost $1,135,002,775)		1,135,002,775

Corporate Bonds — 28.88%
Banks - Australia & New Zealand — 3.34%
25,000,000	Australia & New Zealand Banking Group Ltd., 0.42%, 5/2/14(a)(d)	25,000,000
105,135,000	Australia & New Zealand Banking Group Ltd., 0.98%, 1/10/14(a)(d)	105,152,136
16,000,000	Australia & New Zealand Banking Group Ltd., 2.13%, 1/10/14(a)	16,006,360
48,134,000	Commonwealth Bank Australia, 2.13%, 3/17/14(a)	48,305,255
24,735,000	Commonwealth Bank Australia, 3.75%, 10/15/14(a)	25,389,064
4,200,000	National Australia Bank Ltd., 0.54%, 1/22/15(a)(d)	4,212,281
13,500,000	National Australia Bank Ltd., 0.97%, 4/11/14(a)(d)	13,526,169
88,550,000	National Australia Bank Ltd., 1.19%, 7/25/14(a)(d)	89,017,945
38,095,000	National Australia Bank Ltd., 2.25%, 4/11/14(a)	38,302,565
70,000,000	Westpac Banking Corp., 1.49%, 1/30/14(a)(d)	70,070,883

		434,982,658

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

Banks - Canadian — 2.91%
$ 25,000,000	Bank of Nova Scotia, 1.85%, 1/12/15	$25,380,552
23,968,000	Bank of Nova Scotia, 3.40%, 1/22/15	24,730,225
100,000,000	Bank of Nova Scotia Houston, 0.35%, 1/9/15(d)	100,000,000
19,500,000	Bank of Nova Scotia Houston, 0.50%, 1/3/14(d)	19,500,181
12,000,000	Canadian Imperial Bank of Commerce Canada, 0.90%, 9/19/14(a)	12,049,772
25,000,000	Canadian Imperial Bank of Commerce Canada, 1.50%, 12/12/14(a)	25,281,000
10,115,000	Canadian Imperial Bank of Commerce NY, 0.24%, 6/13/14(d)	10,115,755
14,200,000	Canadian Imperial Bank of Commerce NY, 0.25%, 3/5/14(d)	14,200,501
100,000,000	Canadian Imperial Bank of Commerce NY, 0.33%, 10/5/14(d)	100,000,000
47,000,000	Canadian Imperial Bank of Commerce NY, 0.38%, 8/11/14(d)	47,045,169

		378,303,155

Banks - Domestic — 4.12%
46,356,000	Bank of New York Mellon Corp., 4.30%, 5/15/14	47,025,002
30,000,000	JP Morgan Securities LLC, 0.26%, 4/23/14(d)	30,000,000
75,000,000	JPMorgan Chase Bank NA, 0.32%, 11/21/14(d)	75,000,000
75,000,000	JPMorgan Chase Bank NA, 0.35%, 12/18/14(d)	75,000,000
103,500,000	JPMorgan Chase Bank NA, 0.37%, 12/21/14(d)	103,500,000
35,189,000	Wells Fargo & Co., 3.75%, 10/1/14	36,088,540
170,000,000	Wells Fargo Bank NA, 0.35%, 11/21/14(d)	170,000,000

		536,613,542

Banks - Foreign — 3.95%
14,810,000	Credit Suisse New York, 1.20%, 1/14/14(d)	14,814,565
37,186,000	Credit Suisse New York, 2.20%, 1/14/14	37,209,470
50,000,000	Nederlandse Waterschapsbank NV, 0.29%, 10/27/14(a)(d)	50,017,200
13,470,000	Nordea Bank AB, 1.14%, 1/14/14(a)(d)	13,474,213
32,515,000	Nordea Bank AB, 2.13%, 1/14/14(a)	32,534,745
53,600,000	Nordea Bank Finland Plc, 0.24%, 2/27/14(d)	53,604,086
36,249,000	Rabobank Nederland, 1.85%, 1/10/14	36,260,456
50,305,000	Rabobank Nederland, 4.20%, 5/13/14(a)	50,993,392
50,000,000	Rabobank Nederland NY, 0.30%, 3/14/14(d)	50,000,000
20,000,000	Rabobank Nederland NY, 0.42%, 7/25/14(d)	20,021,453
75,000,000	Svenska Handelsbanken AB, 0.37%, 1/2/15(d)	75,000,000
78,630,000	Svenska Handelsbanken AB, 4.88%, 6/10/14(a)	80,173,355

		514,102,935

Banks - Japanese — 0.09%
12,000,000	Bank Tokyo-Mitsubishi UFJ NY, 2.25%, 2/24/14(a)	12,034,206

Banks - United Kingdom — 0.14%
8,710,000	Lloyds Bank Plc, 2.59%, 1/24/14(d)	8,722,443
10,000,000	Standard Chartered Bank, 1.19%, 5/12/14(a)(d)	10,029,196

		18,751,639

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

Consumer Discretionary — 0.37%
$ 47,485,000	Coca-Cola Co., 0.19%, 3/14/14(d)	$47,485,616

Consumer Staples — 0.60%
45,577,000	Target Corp., 0.42%, 7/18/14(d)	45,624,050
32,474,000	Wal-Mart Stores, Inc., 3.20%, 5/15/14	32,825,291

		78,449,341

Finance - Diversified Domestic — 3.72%
45,000,000	American Honda Finance Corp., 0.24%, 12/5/14(d)	45,000,000
23,945,000	American Honda Finance Corp., 0.37%, 4/8/14(a)(d)	23,956,113
28,605,000	Caterpillar Financial Services Corp., 1.65%, 4/1/14	28,697,613
5,000,000	Caterpillar Financial Services Corp., 4.60%, 1/15/14	5,007,552
9,615,000	ETC Holdings LLC, 0.10%, 4/1/28, (LOC: U.S. Bank)(d)	9,615,000
3,615,000	GBG LLC, 0.07%, 9/1/27, (LOC: Bank of New York)(a)(d)	3,615,000
8,465,000	General Electric Capital Corp., 0.87%, 4/7/14(d)	8,479,110
27,460,000	General Electric Capital Corp., 1.09%, 1/7/14(d)	27,463,126
91,731,000	General Electric Capital Corp., 2.10%, 1/7/14	91,753,151
10,000,000	General Electric Capital Corp., 4.75%, 9/15/14	10,304,653
10,900,000	General Electric Capital Corp., 5.50%, 6/4/14	11,134,203
31,657,000	General Electric Capital Corp., 5.90%, 5/13/14	32,282,745
13,000,000	John Deere Capital Corp., 0.39%, 4/25/14(d)	13,008,690
35,000,000	NGSP, Inc., 0.15%, 6/1/46, (LOC: Wells Fargo Bank)(d)	35,000,000
15,000,000	Northern Trust Corp., 4.63%, 5/1/14	15,210,233
100,000,000	Toyota Motor Credit Corp., 0.24%, 2/24/14(d)	100,000,000
24,000,000	Toyota Motor Credit Corp., 0.24%, 7/14/14(d)	24,000,000

		484,527,189

Finance - Diversified Foreign — 2.31%
222,075,000	BHP Billiton Finance USA Ltd., 0.51%, 2/18/14(d)	222,170,734
52,745,000	BHP Billiton Finance USA Ltd., 1.13%, 11/21/14	53,131,991
24,251,000	BHP Billiton Finance USA Ltd., 5.50%, 4/1/14	24,557,378

		299,860,103

Health Care — 1.53%
8,000,000	GlaxoSmithKline Capital, Inc., 4.38%, 4/15/14	8,087,711
13,720,000	Keep Memory Alive, 0.12%, 5/1/37, (LOC: PNC Bank NA)(d)	13,720,000
78,290,000	Sanofi, 0.56%, 3/28/14(d)	78,349,041
33,771,000	Sanofi, 1.20%, 9/30/14	33,998,934
64,416,000	Sanofi, 1.63%, 3/28/14	64,621,601

		198,777,287

Industrials — 1.29%
9,240,000	Caterpillar, Inc., 1.38%, 5/27/14	9,277,821
21,210,000	Texas Instruments Inc., 1.38%, 5/15/14	21,297,606
121,557,000	Total Capital Canada Ltd., 0.62%, 1/17/14(d)	121,580,942
16,000,000	Total Capital Canada Ltd., 1.63%, 1/28/14	16,015,888

		168,172,257

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

Information Technology — 0.55%
$ 25,000,000	International Business Machines Corp., 1.25%, 5/12/14	$25,094,018
45,770,000	Microsoft Corp., 2.95%, 6/1/14	46,266,206

		71,360,224

Insurance — 3.73%
7,200,000	Berkshire Hathaway Finance Corp, 0.57%, 1/10/14(d)	7,200,653
24,180,000	Berkshire Hathaway Finance Corp., 1.50%, 1/10/14	24,186,465
6,895,000	Berkshire Hathaway Inc., 0.94%, 8/15/14(d)	6,927,559
3,124,000	MassMutual Global Funding II, 0.62%, 1/14/14(a)(d)	3,124,404
40,000,000	MetLife Institutional Funding II, 0.31%, 1/10/14(a)(d)	40,000,000
26,395,000	MetLife Institutional Funding II, 1.14%, 4/4/14(a)(d)	26,454,650
91,000,000	Metropolitan Life Global Funding, Series I, 0.59%, 3/19/14(a)(d)	91,060,698
20,710,000	Metropolitan Life Global Funding, Series I, 0.99%, 1/10/14(a)(d)	20,713,628
6,745,000	Metropolitan Life Global Funding, Series I, 2.00%, 1/10/14(a)	6,747,410
36,305,000	Metropolitan Life Global Funding, Series I, 2.00%, 1/9/15(a)	36,911,033
75,371,000	Metropolitan Life Global Funding, Series I, 5.13%, 6/10/14(a)	76,940,268
16,310,000	New York Life Global Funding, 0.28%, 9/19/14(a)(d)	16,317,175
128,585,000	New York Life Global Funding, 0.36%, 6/18/14(a)(d)	128,673,353

		485,257,296

Manufacturing — 0.23%
30,000,000	Danaher Corp., 1.30%, 6/23/14	30,152,736

Total Corporate Bonds (Cost $3,758,830,184)		3,758,830,184

Municipal Bonds — 4.95%
California — 0.43%
55,450,000	Abag Finance Authority For Nonprofit Corps. Revenue, Series A, 0.05%, 12/15/37, (Credit Support: Fannie Mae)(d)	55,450,000

Georgia — 0.21%
27,005,000	Valdosta-Lowndes County Industrial Development Authority Revenue, Series B, 0.17%, 6/1/28, (LOC: Wells Fargo Bank)(d)	27,005,000

Kentucky — 0.20%
17,000,000	Kentucky Higher Education Student Loan Corp. Refunding Revenue, Series A1, 0.06%, 6/1/37, (Credit Support: GTY Student Loans), (LOC: State Street B&T Co.)(d)	17,000,000
9,000,000	Kentucky Higher Education Student Loan Corp. Refunding Revenue, Series A2, 0.06%, 6/1/38, (Credit Support: GTY Student Loans), (LOC: State Street B&T Co.)(d)	9,000,000

		26,000,000

Maryland — 0.08%
10,475,000	Montgomery County Housing Opportunites Commission Refunding Revenue, Series D, 0.13%, 7/1/39, (LOC: PNC Bank NA, Freddie Mac)(d)	10,475,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

Massachusetts — 0.13%
$ 17,595,000	JP Morgan Chase Putters/Drivers Trust GO, Series 4320, 0.04%, 5/31/16(a)(d)	$17,595,000

Michigan — 0.19%
25,000,000	Michigan Finance Authority Taxable School Loan Refunding Revenue, 0.13%, 9/1/50, (LOC: PNC Bank NA)(d)	25,000,000

New Jersey — 0.16%
21,495,000	New Jersey Health Care Facilities Financing Authority, Barnabas Health Refunding Revenue, 0.08%, 7/1/38, (LOC: JP Morgan Chase Bank NA)(d)	21,495,000

New York — 0.44%
10,610,000	JP Morgan Chase Putters/Drivers Trust Public Improvement Revenue, Series 4043, 0.06%, 4/1/14(a)(d)	10,610,000
9,300,000	Nassau Health Care Corp. Refunding Revenue, Series A, 0.14%, 8/1/22, (Credit Support: County GTY), (LOC: JP Morgan Chase Bank NA)(d)	9,300,000
37,785,000	New York City Housing Development Corp. Multi-Family Rental Housing Revenue, Series B, 0.10%, 4/15/36, (Credit Support: Fannie Mae)(d)	37,785,000

		57,695,000

Pennsylvania — 0.57%
54,900,000	Blair County Industrial Development Authority Refunding Revenue, 0.13%, 10/1/28, (LOC: PNC Bank NA)(d)	54,900,000
19,055,000	Derry Township Industrial & Commercial Development Authority Revenue, 0.13%, 11/1/30, (LOC: PNC Bank NA)(d)	19,055,000

		73,955,000

Rhode Island — 0.12%
15,100,000	Rhode Island Student Loan Authority Refunding Revenue, Series B, 0.12%, 6/1/52, (Credit Support: GTY Student Loan), (LOC: State Street B&T Co.)(d)	15,100,000

South Dakota — 0.83%
45,000,000	South Dakota Housing Development Authority Home Ownership Mortgage Revenue, Series C, 0.06%, 5/1/37(d)	45,000,000
29,000,000	South Dakota Housing Development Authority Home Ownership Mortgage Revenue, Series F, 0.06%, 5/1/39(d)	29,000,000
34,000,000	South Dakota Housing Development Authority Home Ownership Mortgage Revenue, Series I, 0.06%, 5/1/38(d)	34,000,000

		108,000,000

Texas — 0.09%
6,250,000	Texas State Veteran Housing Refunding GO, Series ID, 0.12%, 6/1/20, (LOC: JP Morgan Chase & Co.)(d)	6,250,000
5,775,000	Texas State Veteran’s Fund Refunding GO, Series I-C, 0.12%, 12/1/25, (LOC: JP Morgan Chase & Co.)(d)	5,775,000

		12,025,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

Utah — 0.06%
$ 7,510,000	Ogden City Redevelopment Agency Refunding Revenue, Series A, 0.17%, 6/1/31, (LOC: Wells Fargo Bank)(d)	$7,510,000

Virginia — 1.44%
173,000,000	Federal Home Loan Mortgage Corp. Multi Family Housing Revenue, Series MO17, Class A, 0.11%, 9/15/50, (Credit Support: Freddie Mac)(d)	173,000,000
14,330,000	Newport News Economic Development Authority Industrial Improvement Revenue, Series B, 0.17%, 7/1/31, (LOC: JP Morgan Chase Bank NA)(d)	14,330,000

		187,330,000

Total Municipal Bonds (Cost $644,635,000)		644,635,000

U.S. Government Agency Obligations — 3.59%
Fannie Mae — 0.57%
75,000,000	0.19%, 4/16/14(b)	74,959,628

Federal Home Loan Bank — 3.02%
50,000,000	0.15%, 1/15/14(b)	49,997,292
20,910,000	0.06%, 1/8/14(b)	20,909,773
100,000,000	0.05%, 2/3/14(d)	99,996,359
85,800,000	0.07%, 1/17/14(b)	85,797,634
58,150,000	0.11%, 1/8/14(b)	58,148,934
38,750,000	0.12%, 1/8/14(b)	38,749,257
25,000,000	0.16%, 1/10/14(b)	24,999,139
14,200,000	0.18%, 3/21/14(b)	14,194,462

		392,792,850

Total U.S. Government Agency Obligations (Cost $467,752,478)		467,752,478

U.S. Treasury Obligations — 1.85%
U.S. Treasury Notes — 1.85%
216,000,000	1.00%, 1/15/14	216,063,332
24,000,000	1.25%, 2/15/14	24,030,829

Total U.S. Treasury Obligations (Cost $240,094,161)		240,094,161

Repurchase Agreements — 20.67%
30,000,000	BNP Paribas Securities Corp. dated 12/31/13; due 1/2/14 at 0.01% with maturity value of $30,000,017 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 5/1/14 to 7/1/47 at rates ranging from 2.50% to 6.50%)	30,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

$ 50,000,000	Citibank NA, dated 12/26/13; due 1/2/14 at 0.03% with maturity value of $50,000,292 (fully collateralized by US Treasury securities with maturity dates ranging from 8/31/14 to 1/15/23 at rates ranging from 0.125% to 2.375%)	$50,000,000
150,000,000	Citibank NA, dated 12/26/13; due 1/2/14 at 0.04% with maturity value of $150,001,167 (fully collateralized by Fannie Mae, Freddie Mac, Federal Home Loan Bank and Federal Farm Credit and US Treasury securities with maturity dates ranging from 1/2/14 to 8/15/41 at rates ranging from 0.00% to 6.625%)	150,000,000
100,000,000	Citibank NA, dated 12/31/13; due 1/2/14 at 0.01% with maturity value of $100,000,056 (fully collateralized by Fannie Mae, Freddie Mac, Federal Home Loan Bank and Federal Farm Credit and US Treasury securities with maturity dates ranging from 2/5/14 to 5/15/37 at rates ranging from 0.00% to 6.75%)	100,000,000
15,000,000	Citibank NA, dated 12/31/13; due 1/2/14 at 0.01% with maturity value of $15,000,008 (fully collateralized by US Treasury securities with maturity dates ranging from 11/30/20 to 8/15/37 at rates ranging from 0.00% to 2.00%)	15,000,000
260,000,000	Citibank NA, dated 12/31/13; due 1/2/14 at 0.01% with maturity value of $260,000,144 (fully collateralized by Fannie Mae, Freddie Mac and US Treasury securities with maturity dates ranging from 3/31/18 to 12/1/43 at rates ranging from 2.50% to 6.50%)	260,000,000
100,000,000	Citibank NA, dated 12/31/13; due 1/7/14 at 0.03% with maturity value of $100,000,583 (fully collateralized by US Treasury securities with maturity dates ranging from 6/15/15 to 2/15/41 at rates ranging from 0.125% to 3.625%)	100,000,000
50,000,000	Citibank NA, dated 12/31/13; due 1/7/14 at 0.03% with maturity value of $50,000,292 (fully collateralized by Fannie Mae, Freddie Mac, Federal Farm Credit and US Treasury securities with maturity dates ranging from 3/6/14 to 5/15/30 at rates ranging from 0.00% to 7.25%)	50,000,000
15,000,000	Deutsche Bank AG dated 12/31/13; due 1/2/14 at 0.02% with maturity value of $15,000,017 (fully collateralized by a US Treasury Note with a maturity date of 5/15/23 at a rate of 1.75%)	15,000,000
1,375,000,000	Federal Reserve dated 12/31/13; due 1/2/14 at 0.03% with maturity value of $1,375,002,292 (fully collateralized by a US Treasury Note with a maturity date of 5/15/19 at a rate of 3.125%)	1,375,000,000
50,000,000	Goldman Sachs & Co. dated 12/31/13; due 1/2/14 at 0.01% with maturity value of $50,000,028 (fully collateralized by US Treasury securities with maturity dates ranging from 8/15/18 to 8/15/43 at a rate of 0.00%)	50,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

$ 75,000,000	Goldman Sachs & Co. dated 12/31/13; due 1/2/14 at 0.02% with maturity value of $75,000,083 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 6/1/24 to 9/1/42 at rates ranging from 3.00% to 6.00%)	$75,000,000
100,000,000	JP Morgan Securities dated 8/13/13; due 2/12/14 at 0.39% with maturity value of Principal Amount plus interest accrued until maturity (fully collateralized by Fannie Mae, Federal Home Loan Bank and US Treasury securities with maturity dates ranging from 7/1/14 to 1/1/44 at rates ranging from 0.25% to 9.50%)(d)(e)	100,000,000
70,000,000	Merrill Lynch, Pierce, Fenner, Smith dated 12/31/13; due 1/2/14 at 0.00% with maturity value of $70,000,000 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 2/1/18 to 1/1/44 at rates ranging from 2.00% to 7.00%)	70,000,000
50,000,000	TD Securities (USA) dated 12/31/13; due 1/2/14 at 0.01% with maturity value of $50,000,028 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 9/1/26 to 1/1/43 at rates ranging from 3.00% to 6.00%)	50,000,000
100,000,000	Wells Fargo Securities dated 12/31/13; due 1/2/14 at 0.02% with maturity value of $100,000,111 (fully collateralized by Freddie Mac and US Treasury securities with maturity dates ranging from 6/30/14 to 5/15/43 at rates ranging from 0.25% to 6.75%)	100,000,000
100,000,000	Wells Fargo Securities dated 12/31/13; due 1/2/14 at 0.03% with maturity value of $100,000,167 (fully collateralized by Fannie Mae, Freddie Mac and Ginnie Mae securities with maturity dates ranging from 2/1/26 to 11/20/43 at rates ranging from 2.50% to 5.00%)	100,000,000

Total Repurchase Agreements (Cost $2,690,000,000)		2,690,000,000

Total Investments (Cost $13,061,376,030)(f) — 100.37%		$13,061,376,030

Liabilities in excess of other assets — (0.37)%		(47,689,340)

NET ASSETS — 100.00%		$13,013,686,690

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

December 31, 2013 (Unaudited)

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	Represents effective yield to maturity on date of purchase.
(c)	Issuer is a U.S. branch of a foreign domiciled bank.
(d)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2013. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(e)	This security is considered illiquid as to its marketability.
The total investment in restricted and illiquid securities representing $100,000,000 or 0.77% of net assets was as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	12/31/13 Carrying Value Per Unit
100,000,000	JP Morgan Securities	08/13/2013	$100,000,000	$100.00

(f)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

GO - General Obligation

GTY - Guaranty

LOC - Letter of Credit

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund

December 31, 2013 (Unaudited)

Principal Amount		Value

U.S. Government Agency Backed Corporate Bonds — 0.25%
Information Technology — 0.25%
$15,200,000	Net Magan Two LLC, 0.17%, 4/1/26, (LOC: Federal Home Loan Bank)(a)	$15,200,000

Total U.S. Government Agency Backed Corporate Bonds (Cost $15,200,000)		15,200,000

U.S. Government Agency Backed Municipal Bonds — 16.25%
California — 6.17%
55,100,000	California Housing Finance Agency Revenue, Series B, 0.04%, 2/1/35, (LOC: Fannie Mae, Freddie Mac)(a)	55,100,000
13,610,000	California Housing Finance Agency Revenue, Series C, 0.04%, 2/1/37, (LOC: Fannie Mae, Freddie Mac)(a)	13,610,000
59,580,000	California Housing Finance Agency Revenue, Series F, 0.04%, 2/1/38, (LOC: Fannie Mae, Freddie Mac)(a)	59,580,000
10,445,000	California Housing Finance Agency Revenue, Series J, 0.04%, 2/1/32, (LOC: Fannie Mae, Freddie Mac)(a)	10,445,000
10,300,000	California Housing Finance Agency Revenue, Series M, 0.05%, 8/1/34, (LOC: Fannie Mae, Freddie Mac)(a)	10,300,000
14,600,000	California Statewide Communities Development Agency Multi Family Revenue, Series DD, 0.05%, 10/15/36, (Credit Support: Fannie Mae)(a)	14,600,000
15,300,000	California Statewide Communities Development Authority Multi Family Revenue, Series C, 0.05%, 5/15/35, (Credit Support: Fannie Mae)(a)	15,300,000
10,750,000	California Statewide Communities Development Authority Multi Family Revenue, Series E, 0.05%, 12/15/35, (Credit Support: Fannie Mae)(a)	10,750,000
10,300,000	California Statewide Communities Development Authority Multi Family Revenue, Series M, 0.05%, 12/1/34, (Credit Support: Freddie Mac)(a)	10,300,000
29,320,000	California Statewide Communities Development Authority Single Family Revenue, Series NN-1, 0.05%, 11/15/37, (Credit Support: Fannie Mae)(a)	29,320,000
18,500,000	City of Los Angeles Housing Beverly Park Apartments Revenue, Series A, 0.06%, 8/1/18, (Credit Support: Freddie Mac)(a)	18,500,000
32,615,000	City of Los Angeles Housing Fountain Park Revenue, Phase II-B, 0.05%, 3/15/34, (Credit Support: Fannie Mae)(a)	32,615,000
8,500,000	City of San Jose Cinnabar Commons Revenue, Series C, 0.05%, 2/1/37, (Credit Support: Freddie Mac)(a)	8,500,000
12,600,000	Sacramento Housing & Redevelopment Agency 18th & L Apartments Revenue, Series E, 0.05%, 1/15/36, (Credit Support: Fannie Mae)(a)	12,600,000
12,595,000	San Diego Housing Authority Hillside Garden Apartment Revenue, Series B, 0.06%, 1/15/35, (Credit Support: Fannie Mae)(a)	12,595,000
20,800,000	San Francisco City & County Housing Authority City Heights Apartments Refunding Revenue, Series A, 0.05%, 6/15/25, (Credit Support: Fannie Mae)(a)	20,800,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

$38,900,000	San Francisco City and County Redevelopment Agency Revenue, Series C, 0.04%, 6/15/34, (Credit Support: Fannie Mae)(a)	$38,900,000

		373,815,000

Indiana — 0.46%
27,700,000	City of Indianapolis Lakeside Pointe & Fox Club Refunding Revenue, 0.05%, 11/15/37, (Credit Support: Fannie Mae)(a)	27,700,000

Nevada — 0.84%
7,000,000	Nevada Housing Division Multi Unit Housing, Apache Project, Series A, 0.05%, 10/15/32, (Credit Support: Fannie Mae)(a)	7,000,000
10,800,000	Nevada Housing Division Multi Unit Housing, Silver Project, Series A, 0.05%, 10/15/35, (LOC: Fannie Mae)(a)	10,800,000
16,300,000	Nevada Housing Division Multi Unit Housing, Sonoma Palms, 0.05%, 4/15/39, (Credit Support: Fannie Mae)(a)	16,300,000
17,000,000	Nevada Housing Division Multi Unit Housing, Southwest VLG Project, 0.05%, 10/15/38, (Credit Support: Fannie Mae)(a)	17,000,000

		51,100,000

New York — 6.16%
10,000,000	New York City Housing Development Corp. Bruckner Revenue, Series A, 0.04%, 11/1/48, (LOC: Freddie Mac)(a)	10,000,000
37,500,000	New York City Housing Development Corp.West 61st Street Apartments Revenue, Series A, 0.04%, 12/15/37, (Credit Support: Fannie Mae)(a)	37,500,000
12,925,000	New York City, Housing Development Corp. Elliott Chelsea Revenue, Series A, 0.04%, 7/1/43, (Credit Support: Freddie Mac)(a)	12,925,000
20,000,000	New York State Housing Finance Agency 150 East 44th Street Revenue, Series A, 0.05%, 5/15/32, (Credit Support: Fannie Mae)(a)	20,000,000
22,300,000	New York State Housing Finance Agency 1501 Lex Revenue, Series A, 0.05%, 5/15/32, (Credit Support: Fannie Mae)(a)	22,300,000
14,500,000	New York State Housing Finance Agency 20 River Terrace Revenue, Series A, 0.04%, 5/15/34, (Credit Support: Fannie Mae)(a)	14,500,000
21,000,000	New York State Housing Finance Agency 750 6th. Ave. Revenue, Series A, 0.04%, 5/15/31, (Credit Support: Fannie Mae)(a)	21,000,000
60,000,000	New York State Housing Finance Agency Clinton Green North Revenue, Series A, 0.04%, 11/1/38, (Credit Support: Freddie Mac)(a)	60,000,000
13,000,000	New York State Housing Finance Agency Clinton Green North Revenue, Series A, 0.04%, 11/1/38, (Credit Support: Freddie Mac)(a)	13,000,000
12,000,000	New York State Housing Finance Agency Clinton Green South Revenue, Series A, 0.04%, 11/1/38, (Credit Support: Freddie Mac)(a)	12,000,000
10,000,000	New York State Housing Finance Agency Clinton Park Housing Revenue, Series A, 0.04%, 11/1/44, (Credit Support: Freddie Mac)(a)	10,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

$ 51,750,000	New York State Housing Finance Agency North End Revenue, Series A, 0.04%, 11/15/36, (Credit Support: Fannie Mae)(a)	$51,750,000
13,320,000	New York State Housing Finance Agency Ocean Park Apartments Revenue, Series A, 0.05%, 5/15/35, (Credit Support: Fannie Mae)(a)	13,320,000
50,000,000	New York State Housing Finance Agency Theater Row Revenue, Series A, 0.04%, 11/1/32, (Credit Support: Freddie Mac)(a)	50,000,000
11,800,000	New York State Housing Finance Agency Tribeca Revenue, Series A, 0.04%, 11/15/29, (Credit Support: Fannie Mae)(a)	11,800,000
13,000,000	New York State Housing Finance Agency Victory Housing Revenue, Series 2002-A, 0.04%, 11/1/33, (Credit Support: Freddie Mac)(a)	13,000,000

		373,095,000

Virginia — 1.81%
52,300,000	Federal Home Loan Mortgage Corp. Multi Family Housing Revenue, Series MO15, Class A, 0.10%, 5/15/46, (Credit Support: Freddie Mac)(a)	52,300,000
32,525,000	Federal Home Loan Mortgage Corp. Multi Family Housing Revenue, Series MO21, Class A, 0.10%, 6/15/36, (Credit Support: Freddie Mac)(a)	32,525,000
9,650,000	Federal Home Loan Mortgage Corp. Multi Family Housing Revenue, Series MO25, Class A, 0.08%, 12/1/34, (Credit Support: Freddie Mac)(a)	9,650,000
14,980,000	Federal Home Loan Mortgage Corp. Multi Family Housing Revenue, Series MO28, Class A, 0.08%, 9/15/24(a)	14,980,000

		109,455,000

Washington — 0.81%
24,270,000	Washington State Housing Finance Commission Discovery Heights Apartments Revenue, 0.04%, 12/1/43, (Credit Support: Freddie Mac)(a)	24,270,000
25,180,000	Washington State Housing Finance Commission Queen Anne Project Revenue, Series A, 0.06%, 9/1/38, (Credit Support: Fannie Mae)(a)	25,180,000

		49,450,000

Total U.S. Government Agency Backed Municipal Bonds (Cost $984,615,000)		984,615,000

U.S. Government Agency Obligations — 60.74%
Fannie Mae — 21.94%
39,279,300	0.05%, 1/2/14(b)	39,279,300
17,965,600	0.05%, 1/2/14(b)	17,965,600
16,627,600	0.05%, 1/2/14(b)	16,627,600
65,300,000	0.05%, 1/6/14(b)	65,299,637
67,150,000	0.06%, 1/2/14(b)	67,150,000
141,696,500	0.06%, 1/2/14(b)	141,696,500
62,504,000	0.07%, 1/2/14(b)	62,504,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

$ 42,500,000	0.07%, 1/2/14(b)	$42,500,000
34,676,000	0.07%, 1/2/14(b)	34,676,000
25,000,000	0.09%, 2/26/14(b)	24,996,524
25,000,000	0.09%, 2/3/14(b)	24,998,111
111,920,000	0.11%, 2/3/14(b)	111,909,305
37,500,000	0.11%, 2/3/14(b)	37,496,417
37,900,000	0.11%, 4/9/14(b)	37,888,767
148,600,000	0.13%, 2/27/15(a)	148,583,082
150,000,000	0.15%, 6/20/14(a)	149,999,283
25,000,000	0.17%, 12/1/14(b)	24,960,688
92,889,100	0.19%, 10/1/14(b)	92,757,507
28,000,000	0.34%, 8/11/14(a)	28,041,499
57,394,000	1.25%, 2/27/14	57,487,730
27,295,000	2.75%, 2/5/14	27,360,739
58,895,000	2.75%, 3/13/14	59,186,220
16,000,000	3.00%, 9/16/14	16,314,787

		1,329,679,296

Federal Farm Credit Bank — 0.76%
15,200,000	0.14%, 1/13/14(a)	15,200,295
30,475,000	0.20%, 4/6/15(a)	30,492,298

		45,692,593

Federal Home Loan Bank — 31.88%
100,000,000	0.05%, 2/3/14(a)	99,996,359
36,495,000	0.06%, 1/15/14(b)	36,494,209
19,400,000	0.06%, 1/8/14(b)	19,399,806
35,000,000	0.06%, 1/3/14(a)	34,999,981
23,940,000	0.06%, 1/22/14(b)	23,939,202
55,500,000	0.06%, 4/2/14	55,495,911
35,000,000	0.07%, 1/3/14(b)	34,999,937
41,150,000	0.07%, 1/17/14(b)	41,148,866
25,000,000	0.08%, 2/14/14(b)	24,997,760
39,000,000	0.08%, 2/19/14(b)	38,995,665
34,000,000	0.09%, 2/19/14(b)	33,996,147
28,000,000	0.09%, 2/19/14(b)	27,996,827
55,750,000	0.09%, 7/8/14	55,735,320
118,000,000	0.09%, 2/19/14	118,004,184
13,000,000	0.10%, 2/12/14(a)	12,999,855
25,000,000	0.10%, 2/18/14(a)	24,999,948
109,000,000	0.10%, 4/4/14(b)	108,972,144
25,000,000	0.10%, 4/10/14	24,998,560
28,000,000	0.11%, 1/8/14(b)	27,999,487
30,000,000	0.11%, 6/27/14(a)	29,999,275
31,000,000	0.11%, 8/12/14(a)	30,999,057
57,000,000	0.11%, 8/20/14(a)	56,998,204
37,000,000	0.11%, 8/20/14(a)	37,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

$ 18,500,000	0.12%, 1/8/14(b)	$18,499,645
40,000,000	0.12%, 6/23/14(a)	40,000,000
50,000,000	0.12%, 3/26/15(a)	50,000,000
18,000,000	0.12%, 9/12/14(a)	18,000,000
25,000,000	0.13%, 6/18/14	24,994,166
28,000,000	0.13%, 7/15/14	27,989,136
75,000,000	0.13%, 7/25/14	74,978,143
25,000,000	0.13%, 9/3/14	24,989,154
25,000,000	0.13%, 12/19/14	24,983,848
50,000,000	0.13%, 4/10/15(a)	49,987,123
50,000,000	0.14%, 5/23/14(a)	49,998,037
100,000,000	0.14%, 4/15/14(a)	99,999,962
28,200,000	0.16%, 1/10/14(b)	28,199,029
35,000,000	0.16%, 6/17/14	34,998,047
40,000,000	0.16%, 11/20/15(a)	40,000,000
23,150,000	0.17%, 3/11/14	23,149,495
20,000,000	0.17%, 8/26/14	19,998,396
25,000,000	0.17%, 9/11/14	24,997,411
25,000,000	0.17%, 9/16/14	24,995,951
16,275,000	0.17%, 12/11/14	16,272,331
43,575,000	0.18%, 4/1/14	43,581,298
25,000,000	0.18%, 4/15/14	24,998,759
50,000,000	0.18%, 6/26/15(a)	50,000,000
20,000,000	0.19%, 7/25/14	19,999,150
20,000,000	0.20%, 1/15/14(a)	20,000,841
25,000,000	0.33%, 1/17/14	25,002,326
10,900,000	2.38%, 3/14/14	10,946,546
6,550,000	3.25%, 9/12/14	6,688,219
8,910,000	5.25%, 6/18/14	9,116,067
3,310,000	5.25%, 9/12/14	3,425,424

		1,931,955,208

Freddie Mac — 5.70%
50,000,000	0.10%, 4/28/14(b)	49,983,889
46,000,000	0.11%, 4/7/14(b)	45,986,647
30,000,000	0.11%, 5/12/14(b)	29,988,300
25,000,000	0.15%, 10/6/14(b)	24,972,108
10,000,000	0.15%, 11/3/14(b)	9,987,292
50,000,000	0.15%, 11/25/15(a)	50,000,000
36,209,000	0.45%, 1/9/14	36,211,053
35,884,000	1.38%, 2/25/14	35,947,294
53,250,000	4.50%, 1/15/14	53,332,205
8,666,000	4.50%, 4/2/14	8,758,216

		345,167,004

Overseas Private Investment Corp. — 0.46%
1,050,000	0.12%, 3/15/15(a)	1,050,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

$ 27,000,000	0.12%, 7/15/25(a)	$27,000,000

		28,050,000

Total U.S. Government Agency Obligations (Cost $3,680,544,101)		3,680,544,101

U.S. Treasury Obligations — 4.95%
U.S. Treasury Notes — 4.95%
25,000,000	0.25%, 4/30/14	25,012,047
34,000,000	0.63%, 7/15/14	34,082,401
60,000,000	1.00%, 1/15/14	60,017,592
75,000,000	1.25%, 3/15/14	75,156,777
50,000,000	1.25%, 4/15/14	50,160,938
25,000,000	1.88%, 4/30/14	25,137,829
30,000,000	2.38%, 8/31/14	30,439,930

		300,007,514

Total U.S. Treasury Obligations (Cost $300,007,514)		300,007,514

Repurchase Agreements — 18.23%
15,000,000	BNP Paribas Securities Corp. dated 12/31/13; due 1/2/14 at 0.01% with maturity value of $15,000,008 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 10/1/15 to 8/1/43 at rates ranging from 2.00% to 6.50%)	15,000,000
50,000,000	BNP Paribas Securities Corp. dated 12/31/13; due 1/2/14 at 0.01% with maturity value of $50,000,028 (fully collateralized by a US Treasury Note with a maturity date of 2/15/21 at a rate of 3.625%)	50,000,000
50,000,000	Citibank NA, dated 12/26/13; due 1/2/14 at 0.03% with maturity value of $50,000,292 (fully collateralized by US Treasury securities with maturity dates ranging from 1/31/16 to 2/29/20 at rates ranging from 0.125% to 2.00%)	50,000,000
100,000,000	Citibank NA, dated 12/31/13; due 1/2/14 at 0.01% with maturity value of $100,000,056 (fully collateralized by Fannie Mae, Freddie Mac and Ginnie Mae securities with maturity dates ranging from 8/15/14 to 6/15/48 at rates ranging from 1.50% to 13.25%)	100,000,000
150,000,000	Citibank NA, dated 12/31/13; due 1/2/14 at 0.01% with maturity value of $150,000,083 (fully collateralized by Fannie Mae, Freddie Mac, Federal Farm Credit Bank and US Treasury securities with maturity dates ranging from 9/12/16 to 2/15/42 at rates ranging from 0.00% to 6.03%)	150,000,000
20,000,000	Citibank NA, dated 12/31/13; due 1/2/14 at 0.01% with maturity value of $20,000,011 (fully collateralized by US Treasury securities with maturity dates ranging from 8/15/16 to 1/15/27 at rates ranging from 0.00% to 2.375%)	20,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

$ 50,000,000	Citibank NA, dated 12/31/13; due 1/7/14 at 0.03% with maturity value of $50,000,292 (fully collateralized by Fannie Mae, Freddie Mac and US Treasury securities with maturity dates ranging from 3/30/16 to 1/15/29 at rates ranging from 0.50% to 4.875%)	$50,000,000
50,000,000	Citibank NA, dated 12/31/13; due 1/7/14 at 0.03% with maturity value of $50,000,292 (fully collateralized by US Treasury securities with maturity dates ranging from 5/31/17 to 2/15/42 at rates ranging from 0.625% to 2.125%)	50,000,000
20,000,000	Deutsche Bank Securities, dated 12/31/13; due 1/2/14 at 0.02% with maturity value of $20,000,022 (fully collateralized by Fannie Mae, Freddie Mac, Federal Home Loan Bank and Federal Farm Credit Bank securities with maturity dates ranging from 1/29/14 to 3/1/28 at rates ranging from 0.00% to 7.00%)	20,000,000
50,000,000	Goldman Sachs & Co. dated 12/31/13; due 1/2/14 at 0.01% with maturity value of $50,000,028 (fully collateralized by US Treasury securities with maturity dates ranging from 2/15/14 to 11/15/43 at rates ranging from 0.00% to 4.75%)	50,000,000
25,000,000	Goldman Sachs & Co. dated 12/31/13; due 1/2/14 at 0.02% with maturity value of $25,000,028 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 4/1/22 to 3/20/43 at rates ranging from 2.50% to 7.50%)	25,000,000
50,000,000	Merrill Lynch, Pierce, Fenner, Smith dated 12/27/13; due 1/3/14 at 0.03% with maturity value of $50,000,292 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 11/1/26 to 12/1/43 at rates ranging from 3.00% to 5.00%)	50,000,000
50,000,000	Merrill Lynch, Pierce, Fenner, Smith dated 12/30/13; due 1/6/14 at 0.02% with maturity value of $50,000,194 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 5/1/27 to 12/1/43 at rates ranging from 2.50% to 4.50%)	50,000,000
25,000,000	Merrill Lynch, Pierce, Fenner, Smith dated 12/31/13; due 1/2/14 at 0.00% with maturity value of $25,000,000 (fully collateralized by US Treasury securities with maturity dates ranging from 9/30/20 to 8/15/25 a rates ranging from 0.00% to 2.00%)	25,000,000
250,000,000	TD Securities (USA) dated 12/31/13; due 1/2/14 at 0.01% with maturity value of $250,000,139 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 1/26/15 to 3/1/43 at rates ranging from 2.50% to 6.00%)	250,000,000
100,000,000	Wells Fargo Securities, dated 12/31/13; due 1/2/14 at 0.02% with maturity value of $100,000,111 (fully collateralized by US Treasury Notes and Federal Home Loan Bank securities with maturity dates ranging from 10/15/14 to 12/28/16 at rates ranging from 0.25% to 2.625%)	100,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

$50,000,000	Wells Fargo Securities, dated 12/31/13; due 1/2/14 at 0.03%with maturity value of $50,000,083 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity datesranging from 6/1/23 to 12/1/43 at rates ranging from 2.50% to 4.50%)	$50,000,000

Total Repurchase Agreements (Cost $1,105,000,000)		1,105,000,000

Total Investments (Cost $6,085,366,615)(c) — 100.42%		6,085,366,615

Liabilities in excess of other assets — (0.42)%		(25,276,863)

ET ASSETS — 100.00%		$6,060,089,752

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2013. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(b)	Represents effective yield to maturity on date of purchase.
(c)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

LOC -Letter of Credit

    See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund

December 31, 2013 (Unaudited)

Principal Amount		Value

Municipal Bonds — 98.71%
Alaska — 1.59%
$10,000,000	Alaska International Airports System Refunding Revenue, Series A, 0.03%, 10/1/30, (LOC: State Street Bank & Trust Co.)(a)	$10,000,000
14,000,000	City of Valdez Exxon Pipeline Co. Project Refunding Revenue, 0.01%, 10/1/25(a)	14,000,000

		24,000,000

California — 4.34%
25,000,000	Abag Finance Authority For Nonprofit Corps. Revenue, 0.05%, 10/1/46, (Credit Support: Freddie Mac)(a)	25,000,000
9,800,000	California Affordable Housing Agency Revenue, Series A, 0.06%, 9/15/33, (Credit Support: Fannie Mae)(a)	9,800,000
6,645,000	California Municipal Finance Authority Pacific Meadows Apartments Revenue, 0.09%, 10/1/47, (Credit Support: Freddie Mac)(a)(b)	6,645,000
4,235,000	City of Irvine Improvement Bond Act of 1915, Assessment District Number 93-14, 0.03%, 9/2/25, (LOC: Sumitomo Mitsui Banking)(a)	4,235,000
6,500,000	City of Ontario Housing Authority, Park Centre Apartments Refunding Revenue, 0.06%, 12/1/35, (Credit Support: Freddie Mac)(a)	6,500,000
7,900,000	City of Tracy Sycamores Apartments Refunding Revenue, Series A, 0.07%, 5/1/15, (LOC: Freddie Mac)(a)	7,900,000
5,600,000	County of San Bernardino Sycamore Terrace Refunding Revenue, Series A, 0.08%, 5/15/29, (Credit Support: Fannie Mae)(a)	5,600,000

		65,680,000

Colorado — 5.96%
4,525,000	Colorado Educational & Cultural Facilities Authority Private Primary Schools Revenue, 0.04%, 5/1/32, (LOC: U.S. Bank NA)(a)	4,525,000
4,390,000	Colorado Educational & Cultural Facilities Authority Refunding Revenue, 0.04%, 11/1/33, (LOC: U.S. Bank NA)(a)	4,390,000
1,250,000	Colorado Health Facilities Authority Arapahoe Housing Project Revenue, Series A, 0.15%, 4/1/24, (LOC: Wells Fargo Bank)(a)	1,250,000
5,500,000	Colorado Health Facilities Authority Crossroads Maranatha Project Refunding Revenue, 0.04%, 12/1/43, (LOC: U.S Bank NA)(a)	5,500,000
65,000,000	Colorado State Cash Flow Management General Fund Revenue, Series A, 2.00%, 6/27/14	65,575,250
3,475,000	County of Pitkin Refunding Revenue, Series A, 0.04%, 12/1/24, (LOC: U.S. Bank NA)(a)	3,475,000
4,910,000	Gateway Regional Metropolitan District Refunding GO, 0.15%, 12/1/37, (LOC: Wells Fargo Bank)(a)	4,910,000
485,000	Parker Automotive Metropolitan District GO, 0.07%, 12/1/34, (LOC: U.S. Bank NA)(a)	485,000

		90,110,250

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

District Of Columbia — 0.61%
$ 3,555,000	District of Columbia Children’s Defense Fund Refunding Revenue, 0.14%, 4/1/22, (LOC: Wells Fargo Bank)(a)	$3,555,000
1,500,000	District of Columbia Internships and Academic Revenue, 0.06%, 7/1/36, (LOC: Branch Banking & Trust)(a)	1,500,000
4,200,000	District of Columbia Jesuit Conference Revenue, 0.07%, 10/1/37, (LOC: PNC Bank NA)(a)	4,200,000

		9,255,000

Florida — 5.00%
3,825,000	Florida State Housing Finance Corp. South Pointe Project Refunding Revenue, Series J, 0.05%, 2/15/28, (Credit Support: Fannie Mae)(a)	3,825,000
13,140,000	Florida State Housing Finance Corp., Monterey Lake Refunding Revenue, Series C, 0.04%, 7/1/35, (Credit Support: Freddie Mac)(a)	13,140,000
7,465,000	Hillsborough Community College Foundation Inc. Revenue, 0.05%, 12/1/33, (LOC: BMO Harris Bank NA)(a)	7,465,000
5,245,000	JP Morgan Chase Putters/Drivers Trust Seminole County Sales Tax Refunding Revenue, Series 3438Z, 0.08%, 4/1/27(a)(b)	5,245,000
2,225,000	JP Morgan Chase Putters/Drivers Trust Tampa Water Revenue, Series 3617, 0.08%, 10/1/25(a)(b)	2,225,000
35,000,000	JP Morgan Chase Putters/Drivers Trust, Palm Beach School Board COP, Series 4078, 0.05%, 1/31/14, (LOC: JPMorgan Chase Bank NA)(a)(b)	35,000,000
8,695,000	Orange County Housing Finance Authority, Post Fountains Project Refunding Revenue, 0.05%, 6/1/25, (Credit Support: Fannie Mae)(a)	8,695,000

		75,595,000

Georgia — 0.79%
7,215,000	Clayton County Housing Authority Refunding Revenue, 0.06%, 9/1/26, (Credit Support: Fannie Mae)(a)	7,215,000
4,670,000	Fulton County Development Authority School Improvement Revenue, 0.06%, 8/1/35, (LOC: Branch Banking & Trust)(a)	4,670,000

		11,885,000

Illinois — 6.62%
14,495,000	City of Chicago Refunding GO, Series D-2, 0.04%, 1/1/40, (LOC: Northern Trust Co.)(a)	14,495,000
2,985,000	City of Chicago Waterworks Refunding Revenue, Sub Series, 04-3, 0.10%, 11/1/31, (LOC: State Street Bank & Trust)(a)	2,985,000
20,000,000	Illinois Educational Facilities Authority TECP, 0.12%, 1/6/14, (LOC: Northern Trust)(c)	20,000,000
3,300,000	Illinois Finance Authority, The Adler Planetarium Revenue, 0.06%, 4/1/31, (LOC: PNC Bank NA)(a)	3,300,000
8,200,000	Illinois Finance Authority, Wesleyan University Refunding Revenue, 0.06%, 9/1/23, (LOC: PNC Bank NA)(a)	8,200,000
8,700,000	Illinois State Development Finance Authority, Oak Park Residence Corp. Project Revenue, 0.06%, 7/1/41, (LOC: PNC Bank NA)(a)	8,700,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

$21,000,000	Illinois State Toll Highway Authority Highway Improvement Revenue, Series A-2A, 0.06%, 7/1/30, (LOC: Bank of Tokyo-Mitsubishi UFJ)(a)	$21,000,000
10,000,000	Illinois State Toll Highway Authority Highway Improvement Revenue, Series A-2C, 0.06%, 7/1/30, (LOC: Northern Trust Company)(a)	10,000,000
5,600,000	Joliet Regional Port District, Exxon Project Refunding Revenue, 0.01%, 10/1/24(a)	5,600,000
5,805,000	Village of Channahon Morris Hospital Refunding Revenue, Series A, 0.05%, 12/1/23, (LOC: U.S. Bank NA)(a)	5,805,000

		100,085,000

Indiana — 2.97%
9,000,000	City of Rockport Refunding Revenue, Series A, 0.05%, 7/1/25, (LOC: Bank of Tokyo-Mitsubishi UFJ)(a)	9,000,000
23,600,000	Indiana Finance Authority Ascension Health Refunding Revenue, Series E7, 0.05%, 11/15/33(a)	23,600,000
12,280,000	Indiana Health Facility Financing Authority, Ascension Health Refunding Revenue, Series E6, 0.05%, 11/15/39(a)	12,280,000

		44,880,000

Iowa — 0.91%
5,400,000	City of Urbandale Interstate Acres LP Refunding Revenue, 0.08%, 12/1/14, (LOC: Bankers Trust Co., Federal Home Loan Bank, Des Moines)(a)	5,400,000
1,125,000	County of Woodbury Siouxland Medical Education Foundation Revenue, 0.15%, 11/1/16, (LOC: U.S. Bank NA)(a)	1,125,000
7,270,000	Iowa Higher Education Loan Authority University & College Revenue, 0.15%, 5/1/20, (LOC: Wells Fargo Bank)(a)	7,270,000

		13,795,000

Louisiana — 1.93%
3,750,000	East Baton Rouge Parish, Exxon Project Refunding Revenue, 0.01%, 3/1/22(a)	3,750,000
9,055,000	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, Series A, 0.06%, 10/1/37, (LOC: Federal Home Loan Bank, Dallas)(a)	9,055,000
12,600,000	Louisiana Public Facilities Authority, Multifamily Housing Refunding Revenue, 0.05%, 4/1/36, (Credit Support: Freddie Mac)(a)	12,600,000
3,730,000	Shreveport Home Mortgage Authority Refunding Revenue, 0.06%, 2/15/23, (Credit Support: Fannie Mae)(a)	3,730,000

		29,135,000

Maryland — 0.14%
2,065,000	Montgomery County Housing Opportunites Commission Local Single Family Housing Revenue, Series A, 0.05%, 5/1/39, (LOC: PNC Bank NA)(a)	2,065,000

Michigan — 4.75%
35,795,000	Michigan State Hospital Finance Authority, Trinity Health Group Revenue TECP, 0.08%, 2/4/14(c)	35,795,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

$36,010,000	University of Michigan TECP, 0.09%, 1/15/14(c)	$36,010,000

		71,805,000

Minnesota — 10.17%
1,000,000	Chaska Independent School District No. 112 Refunding GO, Series A, 3.00%, 2/1/14, (Credit Support: MN School District Credit Program)	1,002,276
1,825,000	City of Bloomington Bristol Village Apartments Project Refunding Revenue, Series A1, 0.07%, 11/15/32, (Credit Support: Fannie Mae)(a)	1,825,000
4,860,000	City of Burnsville Berkshire Project Refunding Revenue, Series A, 0.07%, 7/15/30, (Credit Support: Fannie Mae)(a)	4,860,000
6,000,000	City of Center City Hazelden Foundation Project Revenue, 0.05%, 11/1/35, (LOC: US Bank NA)(a)	6,000,000
12,035,000	City of Inver Grove Heights Refunding Revenue, 0.05%, 5/15/35, (Credit Support: Fannie Mae)(a)	12,035,000
6,400,000	City of Minnetonka Beacon Hill Refunding Revenue, 0.05%, 5/15/34, (Credit Support: Fannie Mae)(a)	6,399,994
3,865,000	City of Minnetonka, Minnetonka Hills Apartments Refunding Revenue, 0.06%, 11/15/31, (Credit Support: Fannie Mae)(a)	3,865,000
3,820,000	City of Saint Louis Park Parkshore Senior Project Refunding Revenue, 0.06%, 8/1/34, (Credit Support: Freddie Mac)(a)	3,820,000
5,565,000	City of Saint Louis Park Westwind Apartments Project Refunding Revenue, 0.06%, 9/15/33, (Credit Support: Fannie Mae)(a)	5,565,000
1,115,000	City of Spring Lake Park Oak Crest Apartments Project Refunding Revenue, 0.05%, 2/15/33, (Credit Support: Fannie Mae)(a)	1,115,000
2,625,000	Minnesota State Refunding GO, Series D, 5.00%, 8/1/14	2,698,039
8,550,000	Rochester Health Care Facilities TECP, 0.08%, 1/6/14, (Credit Support: Mayo Clinic Foundation)(c)	8,550,000
10,000,000	Rochester Health Care Facilities TECP, 0.08%, 2/5/14, (Credit Support: Mayo Clinic Foundation)(c)	10,000,000
7,000,000	Rochester Health Care Facilities TECP, 0.11%, 1/14/14, (Credit Support: Mayo Clinic Foundation)(c)	7,000,000
7,745,000	Saint Paul Port Authority Sibley Project Refunding Revenue, 0.06%, 2/1/34, (Credit Support: Freddie Mac)(a)	7,744,995
38,150,000	University of Minnesota TECP, 0.08%, 2/5/14(c)	38,150,000
33,250,000	University of Minnesota TECP, 0.09%, 1/7/14(c)	33,250,000

		153,880,304

Mississippi — 4.75%
6,490,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series A, 0.02%, 12/1/30(a)	6,490,000
5,150,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series C, 0.02%, 11/1/35(a)	5,150,000
5,000,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series D, 0.02%, 11/1/35(a)	5,000,000
8,700,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series E, 0.02%, 12/1/30(a)	8,700,000
12,150,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series F, 0.06%, 12/1/30(a)	12,149,859

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

$ 6,600,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series J, 0.02%, 11/1/35(a)	$6,600,000
7,140,000	Mississippi Business Finance Corp., King Edward Hotel Project Revenue, 0.06%, 5/1/39, (LOC: Federal Home Loan Bank, Atlanta)(a)	7,140,000
20,545,000	Perry County Leaf River Forest Production Project Refunding Revenue, 0.06%, 2/1/22, (LOC: Scotia Bank)(a)	20,545,000

		71,774,859

Missouri — 1.98%
14,500,000	Curators of University of Missouri TECP, 0.11%, 1/7/14(c)	14,500,000
3,400,000	Kansas City, Roe Bartle Refunding Revenue, Series E, 0.05%, 4/15/34, (LOC: Sumitomo Mitsui Banking)(a)	3,400,000
5,000,000	Kansas City, Roe Bartle Refunding Revenue, Series F, 0.05%, 4/15/25, (LOC: Sumitomo Mitsui Banking)(a)	5,000,000
4,980,000	Nodaway County Industrial Development Authority Northwest Foundation Inc. Revenue, 0.04%, 11/1/28, (LOC: U.S. Bank NA)(a)	4,980,000
2,000,000	St. Charles County Industrial Development Authority Refunding Revenue, 0.06%, 2/1/29, (Credit Support: Fannie Mae)(a)	2,000,000

		29,880,000

Montana — 1.49%
1,700,000	Montana Board of Investment Cash Flow Management Public Improvements Refunding Revenue, 0.22%, 3/1/29(a)	1,700,000
14,775,000	Montana Board of Investment Cash Flow Management Public Improvements Refunding Revenue, 0.22%, 3/1/32(a)	14,774,510
6,000,000	Montana Board of Investment Cash Flow Management Public Improvements Refunding Revenue, 0.22%, 3/1/35(a)	6,000,000

		22,474,510

Nebraska — 1.97%
29,785,000	Lancaster County Hospital Authority No. 1 Bryan LGH Medical Center Refunding Revenue, Series B-2, 0.04%, 6/1/31, (LOC: U.S. Bank NA)(a)	29,785,000

New York — 7.58%
3,400,000	New York City Industrial Development Agency, Jamaica First Package LLC Project Revenue, 0.06%, 3/1/34, (LOC: TD Bank NA)(a)	3,400,000
9,800,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue, 0.03%, 11/1/29(a)	9,800,000
12,000,000	New York Liberty Development Corp. Recovery Zone 3 World Trade Center Revenue, 0.23%, 9/19/14(a)	12,000,000
8,500,000	New York State Dormitory Authority Refunding Revenue, Series A, 0.11%, 7/1/28, (LOC: TD Bank NA)(a)	8,500,000
27,400,000	New York State Energy Research & Development Authority Refunding Revenue, Series A, 0.11%, 8/1/15, (LOC: Wells Fargo Bank)(a)	27,400,000
25,200,000	New York State Housing Finance Agency West 37th St. Revenue, 0.06%, 5/1/42, (Credit Support: Freddie Mac)(a)	25,200,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

$23,400,000	New York State Housing Finance Agency West 37th St. Revenue, 0.06%, 5/1/42, (Credit Support: Freddie Mac)(a)	$23,400,000
5,000,000	Triborough Bridge & Tunnel Authority Refunding Revenue, Series B, 0.02%, 1/1/32, (LOC: California State Teachers Retirement System)(a)	5,000,000

		114,700,000

North Carolina — 2.23%
19,795,000	Lower Cape Fear Water & Sewer Authority Water Utility Improvements Revenue, 0.06%, 12/1/34, (LOC: Rabobank Cooperative)(a)	19,795,000
6,500,000	North Carolina Capital Facilities Finance Agency Duke University TECP, 0.10%, 1/3/14(c)	6,500,000
1,600,000	North Carolina Capital Facilities Finance Agency Refunding Revenue, 0.06%, 7/1/19, (LOC: Branch Banking & Trust)(a)	1,600,000
2,760,000	North Carolina Medical Care Commission Lower Cape Fear Hospice Revenue, 0.09%, 11/1/27, (LOC: Branch Banking & Trust)(a)	2,760,000
3,145,000	North Carolina Medical Care Commission Sisters of Mercy Services Corp. Revenue, 0.06%, 3/1/28, (LOC: Branch Banking & Trust)(a)	3,145,000

		33,800,000

Ohio — 0.82%
12,475,000	Parma Community General Hospital Refunding Revenue, Series A, 0.05%, 11/1/29, (LOC: PNC Bank NA)(a)	12,475,000

Oregon — 0.83%
12,500,000	State of Oregon Cash Flow Management GO, Series A, 1.50%, 7/31/14	12,594,955

Pennsylvania — 4.95%
7,100,000	Allegheny County Hospital Development Authority Revenue, Series A, 0.06%, 6/1/30, (LOC: PNC Bank NA)(a)	7,100,000
22,375,000	Commonwealth of Pennsylvania, 2nd Series Public Improvements GO, 3.00%, 10/15/14	22,871,410
29,320,000	Delaware County Industrial Development Authority, United Parcel Service Project Revenue, 0.03%, 12/1/15(a)	29,319,995
8,155,000	JP Morgan Chase Putters/Drivers Trust Owen J Roberts School District Refunding GO, Series 3405, 0.08%, 11/15/14, (Credit Support: State Aid Withholding)(a)(b)	8,155,000
7,345,000	Luzerne County Convention Center Authority Revenue, Series A, 0.06%, 9/1/28, (LOC: PNC Bank NA)(a)	7,345,000

		74,791,405

Rhode Island — 0.50%
7,510,000	Rhode Island Health & Educational Building Corp. School of Design Refunding Revenue, Series B, 0.04%, 8/15/36, (LOC: TD Bank NA)(a)	7,510,000

South Carolina — 0.68%
3,150,000	South Carolina Jobs-Economic Development Authority Revenue, 0.09%, 5/1/29, (LOC: Branch Banking & Trust)(a)	3,150,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

$ 3,700,000	South Carolina Jobs-Economic Development Authority Revenue, 0.15%, 5/1/29, (LOC: Wells Fargo Bank)(a)	$3,700,000
3,500,000	University of South Carolina Healthcare Facilities Refunding Revenue, 0.05%, 9/1/25, (LOC: Wells Fargo Bank NA)(a)	3,500,000

		10,350,000

South Dakota — 0.33%
5,000,000	South Dakota Housing Development Authority Home Ownership Mortgage Revenue, Series C, 0.06%, 5/1/39(a)	5,000,000

Tennessee — 2.05%
8,010,000	Shelby County Health Educational & Housing Facilities Board, Hedgerow Apartments Refunding Revenue, Series A-1, 0.05%, 12/15/37, (Credit Support: Fannie Mae)(a)	8,010,000
23,000,000	Vanderbilt University TECP, 0.14%, 5/6/14(c)	23,000,000

		31,010,000

Texas — 9.26%
2,340,000	Aldine Independent School District GO, Series A, 5.00%, 2/15/14, (Credit Support: PSF-GTD)	2,353,555
740,000	Aldine Independent School District Refunding GO, 2.00%, 2/15/14, (Credit Support: PSF-GTD)	741,595
2,245,000	Denton Independent School District School Improvements GO, 2.00%, 8/1/14, (Credit Support: PSF-GTD)	2,268,220
7,050,000	DeSoto Industrial Development Authority Caterpillar Refunding Revenue, 0.16%, 12/1/16(a)	7,050,000
15,000,000	Harris County Cultural Educational Facilities TECP, 0.03%, 12/1/24, (Credit Support: Methodist Hospital)(a)(c)	15,000,000
18,000,000	Harris County Cultural Educational Facilities TECP, 0.18%, 8/5/14, (Credit Support: Methodist Hospital)(c)	18,000,000
8,000,000	Harris County Cultural Educational Facilities TECP, 0.18%, 8/5/14, (Credit Support: Methodist Hospital)(c)	8,000,000
17,000,000	Harris County Cultural Educational Facilities TECP, 0.20%, 4/3/14, (Credit Support: Methodist Hospital)(c)	17,000,000
8,000,000	Harris County Industrial Development Corp. Pollution Control Revenue, 0.01%, 3/1/24, (Credit Support: Exxon Mobil Corp.)(a)	8,000,000
1,180,000	Lubbock Independent School District School Improvements GO, Series A, 2.00%, 2/15/14, (Credit Support: PSF-GTD)	1,182,557
4,690,000	Splendora Higher Education Facilities Corp. Revenue, Series A, 0.15%, 12/1/26, (LOC: Wells Fargo Bank)(a)	4,690,000
15,000,000	State of Texas Cash Flow Management, Transportation Revenue, 2.00%, 8/28/14	15,179,103
1,500,000	State of Texas, Public Finance Authority Refunding GO, 5.00%, 10/1/14	1,553,795
1,000,000	Texas City Independent School District Refunding GO, Series B, 4.00%, 8/15/14, (Credit Support: PSF-GTD)	1,023,468
13,650,000	University of Texas TECP, 0.10%, 4/8/14(c)	13,650,000
22,892,000	University of Texas TECP, 0.11%, 1/21/14(c)	22,892,000
1,000,000	University of Texas TECP, Series A, 5.25%, 8/15/14(c)	1,031,291

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

$ 500,000	Ysleta Independent School District Refunding GO, Series A, 2.00%, 8/15/14, (Credit Support: PSF-GTD)	$505,484

		140,121,068

Utah — 1.27%
450,000	County of Sanpete Private Primary Schools Revenue, 0.15%, 8/1/28, (LOC: U.S. Bank NA)(a)	450,000
2,610,000	Ogden City Redevelopment Agency Tax Allocation Revenue, Series A, 0.15%, 4/1/25, (LOC: Wells Fargo Bank)(a)	2,610,000
4,205,000	Salt Lake County Housing Authority Refunding Revenue, 0.10%, 2/15/31, (Credit Support: Fannie Mae)(a)	4,205,000
11,970,000	Utah Associated Municipal Power Systems Horse Butte Wind Project Revenue, 0.06%, 9/1/32, (LOC: Bank of Montreal)(a)	11,970,000

		19,235,000

Vermont — 0.53%
895,000	State of Vermont GO, Series B, 2.00%, 8/15/14	905,054
7,020,000	State of Vermont Refunding GO, Series C, 3.00%, 8/15/14	7,142,613

		8,047,667

Virginia — 2.05%
6,720,000	Fauquier County Industrial Development Authority, Wakefield School Inc. Refunding Revenue, 0.05%, 4/1/38, (LOC: PNC Bank NA)(a)	6,720,000
10,000,000	Federal Home Loan Mortgage Corp., Multifamily Housing, Series M027, Class A, 0.07%, 10/15/29(a)	10,000,000
6,300,000	Montgomery County Industrial Development Authority Virginia Tech Foundation Refunding Revenue, 0.04%, 6/1/35, (LOC: BNY Mellon Trust)(a)	6,300,000
8,000,000	Virginia Small Business Financing Authority, Carilion Clinic Obligation Revenue, Series B, 0.04%, 7/1/42, (LOC: PNC Bank NA)(a)	8,000,000

		31,020,000

Washington — 2.80%
4,995,000	JP Morgan Chase Putters/Drivers Trust Snohomish County School District No. 15 GO, Series 3542Z, 0.08%, 12/1/14, (Credit Support: School Board GTY)(a)(b)	4,995,000
9,900,000	King County Housing Authority Local Multi-Family Housing Refunding Revenue, Series A, 0.06%, 7/1/35, (Credit Support: Freddie Mac)(a)	9,900,000
2,150,000	State of Washington Public Improvements GO, Series A, 5.00%, 7/1/14	2,201,575
800,000	State of Washington Various Purpose GO, Series D, 3.00%, 2/1/14	801,829
2,105,000	State of Washington, Motor Vehicle Fuel Tax GO, Series E, 5.00%, 1/1/15	2,205,659
17,510,000	Washington Health Care Facilities Authority Multicare Health System, Series D, 0.03%, 8/15/41, (LOC: Barclays Bank PLC)(a)	17,510,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

$ 4,680,000	Washington State Housing Finance Commission Retirement Facilities Revenue, Series A, 0.06%, 8/1/44, (LOC: Federal Home Loan Bank, San Francisco)(a)	$4,680,000

		42,294,063

West Virginia — 0.71%
10,800,000	West Virginia Economic Development Authority, Appalachian Power Co. Revenue, Series A, 0.05%, 12/1/42, (LOC: Sumitomo Mitsui Banking)(a)	10,800,000

Wisconsin — 4.96%
4,735,000	City of Milwaukee, Promissory & Corporate Notes GO, Series N2, 5.00%, 2/15/14	4,762,209
3,525,000	City of Milwaukee, Promissory & Corporate Notes Refunding GO, Series N2, 4.00%, 5/1/14	3,569,944
7,050,000	Wisconsin Health & Educational Facilities Authority Revenue, 0.15%, 6/1/28, (LOC: Wells Fargo Bank)(a)	7,050,000
31,400,000	Wisconsin Health & Educational Facilities Authority, Aurora Health Care Refunding Revenue, Series C, 0.03%, 7/15/28, (LOC: Bank of Montreal)(a)	31,400,000
26,340,000	Wisconsin Health & Educational Facilities Authority, Meriter Hospital Inc. Refunding Revenue, Series C (LOC: U.S. Bank NA), 0.05%, 12/1/35(a)	26,340,000
1,900,000	Wisconsin Municipalities Private School Finance Commission Revenue, 0.04%, 3/1/23, (LOC: U.S. Bank NA)(a)	1,900,000

		75,022,153

Wyoming — 1.19%
17,950,000	City of Kemmerer Exxon Project Pollution Control Revenue, 0.01%, 11/1/14(a)	17,950,000

Total Municipal Bonds (Cost $1,492,806,234)		1,492,806,234

Shares

Investment Company — 0.99%
15,000,000	Goldman Sachs Financial Square Tax Free Money Market Fund, Institutional Shares	15,000,000

Total Investment Company (Cost $15,000,000)		15,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

December 31, 2013 (Unaudited)

Value

Total Investments (Cost $1,507,806,234)(d) — 99.70%	$1,507,806,234

Other assets in excess of liabilities — 0.30%	4,485,369

NET ASSETS — 100.00%	$1,512,291,603

(a)	Variable rate demand security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2013. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(c)	Represents effective yield to maturity on date of purchase.
(d)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

COP - Certificate of Participation

GO - General Obligation

GTY - Guaranty

LOC - Letter of Credit

PSF-GTD - Permanent School Fund Guarantee

TECP - Tax Exempt Commercial Paper

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund

December 31, 2013 (Unaudited)

Principal Amount		Value

Municipal Bonds — 3.64%
California — 0.20%
$ 110,000	California Rural Home Mortgage Finance Authority Revenue, Series C, 5.40%, 8/1/35, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 2/1/17 @ 104	$114,875
975,000	California Statewide Communities Development Authority Revenue, Series B, 5.25%, 10/20/42, (Credit Support: Ginnie Mae), Callable 10/20/17 @ 102	931,759

		1,046,634

Delaware — 0.94%
545,000	Delaware State Housing Authority Revenue, 4.65%, 7/1/26, (Credit Support: AMBAC), Callable 7/1/15 @ 100	546,624
155,000	Delaware State Housing Authority Revenue, 4.55%, 7/1/16, (Credit Support: AGM), Callable 1/1/15 @ 100	155,577
150,000	Delaware State Housing Authority Revenue, 4.55%, 1/1/16, (Credit Support: AGM), Callable 1/1/15 @ 100	150,558
60,000	Delaware State Housing Authority Revenue, 4.50%, 7/1/15, (Credit Support: AGM), Callable 1/1/15 @ 100	60,195
705,000	Delaware State Housing Authority Revenue, Series 2, 1.50%, 1/1/15, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac)	707,827
690,000	Delaware State Housing Authority Revenue, Series 2, 0.95%, 1/1/14, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac)	690,000
965,000	Delaware State Housing Authority Revenue, Series A, 5.25%, 7/1/28, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 1/1/18 @ 100	968,860
830,000	Delaware State Housing Authority Revenue, Series A, 5.05%, 7/1/23, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 1/1/18 @ 100	833,328
695,000	Delaware State Housing Authority Revenue, Series A, 5.35%, 7/1/31, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 1/1/18 @ 100	702,186

		4,815,155

Massachusetts — 1.36%
6,790,000	Massachusetts Housing Finance Agency Revenue, Series B, 6.53%, 12/1/27, (Credit Support: NATL-RE,IBC), Callable 6/1/17 @ 100	6,966,947

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

Mississippi — 0.02%
$ 100,000	Mississippi Home Corp. Multi Family Revenue OID, 5.35%, 8/20/48, (Credit Support: Ginnie Mae, FHA), Callable 9/1/18 @ 105	$96,799

New York — 0.84%
750,000	New York City Housing Development Corp. Revenue, 1.54%, 2/1/17	745,417
750,000	New York City Housing Development Corp. Revenue, 1.94%, 2/1/18	739,110
500,000	New York City Housing Development Corp. Revenue, 1.73%, 8/1/17	495,340
665,000	New York City Housing Development Corp. Revenue, Series A, 4.15%, 7/15/15, (Credit Support: Fannie Mae)	692,318
700,000	New York State Housing Finance Agency Revenue, 4.50%, 11/15/27, (Credit Support: Fannie Mae), Callable 11/15/16 @ 100	700,063
1,000,000	New York State Housing Finance Agency Revenue, Series A, 4.65%, 11/15/38, (Credit Support: Fannie Mae), Callable 11/15/16 @ 100	942,130

		4,314,378

Texas — 0.22%
1,085,000	Texas Department of Housing & Community Affairs Revenue, 5.13%, 12/1/38, (Credit Support: Fannie Mae), Callable 6/1/21 @ 102(a)	1,121,380

Vermont — 0.06%
165,000	Vermont Housing Finance Agency Revenue, Series C, 1.95%, 8/15/17	163,629
160,000	Vermont Housing Finance Agency Revenue, Series C, 1.20%, 8/15/16	159,058

		322,687

Total Municipal Bonds (Cost $18,453,967)		18,683,980

U.S. Government Agency Backed Mortgages — 105.10%
Fannie Mae — 65.97%
9,894	Pool #253214, 7.00%, 1/1/15	10,111

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

$ 49,467	Pool #257612, 5.00%, 5/1/38	$54,300
370,841	Pool #257613, 5.50%, 6/1/38	407,853
173,554	Pool #257631, 6.00%, 7/1/38	193,884
55,426	Pool #257632, 5.50%, 7/1/38	61,468
184,476	Pool #257649, 5.50%, 7/1/38	203,291
78,024	Pool #257656, 6.00%, 8/1/38	86,851
203,708	Pool #257663, 5.50%, 8/1/38	224,612
225,143	Pool #257857, 6.00%, 12/1/37	250,506
67,346	Pool #257869, 5.50%, 12/1/37	74,520
237,624	Pool #257890, 5.50%, 2/1/38	261,749
126,557	Pool #257892, 5.50%, 2/1/38	139,188
50,312	Pool #257897, 5.50%, 2/1/38	55,703
107,078	Pool #257898, 6.00%, 2/1/38	119,772
52,804	Pool #257902, 6.00%, 2/1/38	59,070
140,834	Pool #257903, 5.50%, 2/1/38	154,912
112,124	Pool #257904, 6.00%, 2/1/38	124,871
84,216	Pool #257913, 5.50%, 1/1/38	92,964
75,361	Pool #257926, 5.50%, 3/1/38	83,436
58,866	Pool #257942, 5.50%, 4/1/38	65,174
100,591	Pool #257943, 6.00%, 4/1/38	112,338
81,018	Pool #257995, 6.00%, 7/1/38	90,524
68,479	Pool #258022, 5.50%, 5/1/34	75,581
92,023	Pool #258027, 5.00%, 5/1/34	100,049
108,064	Pool #258030, 5.00%, 5/1/34	117,457
152,729	Pool #258070, 5.00%, 6/1/34	167,054
86,394	Pool #258090, 5.00%, 6/1/34	93,970
46,011	Pool #258121, 5.50%, 6/1/34	50,783
151,861	Pool #258152, 5.50%, 8/1/34	167,350
213,335	Pool #258157, 5.00%, 8/1/34	231,944
179,776	Pool #258163, 5.50%, 8/1/34	198,112
128,335	Pool #258166, 5.50%, 9/1/34	141,304
80,402	Pool #258171, 5.50%, 10/1/34	88,640
163,152	Pool #258173, 5.50%, 10/1/34	179,538
149,931	Pool #258180, 5.00%, 10/1/34	162,845
403,729	Pool #258188, 5.50%, 11/1/34	444,654
44,624	Pool #258222, 5.00%, 11/1/34	48,607
119,701	Pool #258224, 5.50%, 12/1/34	131,722
133,250	Pool #258225, 5.50%, 11/1/34	146,632
280,122	Pool #258238, 5.00%, 1/1/35	304,249
102,763	Pool #258251, 5.50%, 1/1/35	113,212
120,986	Pool #258258, 5.00%, 1/1/35	131,483
243,031	Pool #258305, 5.00%, 3/1/35	264,229
105,225	Pool #258336, 5.00%, 4/1/35	114,617
69,767	Pool #258340, 5.00%, 3/1/35	76,005
116,529	Pool #258388, 5.50%, 6/1/35	128,232
214,175	Pool #258393, 5.00%, 5/1/35	233,124
71,470	Pool #258394, 5.00%, 5/1/35	77,861
269,717	Pool #258395, 5.50%, 6/1/35	296,678

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

$ 70,874	Pool #258402, 5.00%, 6/1/35	$77,211
68,911	Pool #258403, 5.00%, 6/1/35	75,073
92,752	Pool #258404, 5.00%, 6/1/35	100,958
53,646	Pool #258410, 5.00%, 4/1/35	58,442
56,621	Pool #258411, 5.50%, 5/1/35	62,520
130,881	Pool #258448, 5.00%, 8/1/35	142,257
221,264	Pool #258450, 5.50%, 8/1/35	243,486
102,872	Pool #258456, 5.00%, 8/1/35	111,925
76,959	Pool #258479, 5.50%, 7/1/35	84,737
92,714	Pool #258552, 5.00%, 11/1/35	101,481
106,116	Pool #258569, 5.00%, 10/1/35	115,505
422,030	Pool #258571, 5.50%, 11/1/35	464,480
99,215	Pool #258600, 6.00%, 1/1/36	110,116
606,146	Pool #258627, 5.50%, 2/1/36	666,263
114,518	Pool #258634, 5.50%, 2/1/36	126,019
268,872	Pool #258644, 5.50%, 2/1/36	295,707
238,364	Pool #258658, 5.50%, 3/1/36	262,005
59,791	Pool #258721, 5.50%, 4/1/36	66,011
60,694	Pool #258737, 5.50%, 12/1/35	67,008
84,230	Pool #258763, 6.00%, 5/1/36	93,735
49,442	Pool #259004, 8.00%, 2/1/30	59,469
33,198	Pool #259011, 8.00%, 3/1/30	39,860
56,526	Pool #259030, 8.00%, 4/1/30	67,589
52,691	Pool #259181, 6.50%, 3/1/31	59,324
19,521	Pool #259187, 6.50%, 4/1/31	21,702
83,044	Pool #259190, 6.50%, 4/1/31	93,588
80,566	Pool #259201, 6.50%, 4/1/31	90,810
40,817	Pool #259306, 6.50%, 9/1/31	45,966
201,348	Pool #259316, 6.50%, 11/1/31	226,981
62,033	Pool #259369, 6.00%, 1/1/32	68,240
36,317	Pool #259378, 6.00%, 12/1/31	40,114
102,913	Pool #259393, 6.00%, 1/1/32	113,742
48,969	Pool #259398, 6.50%, 2/1/32	55,084
49,996	Pool #259590, 5.50%, 11/1/32	55,171
206,966	Pool #259611, 5.50%, 11/1/32	228,240
111,786	Pool #259614, 6.00%, 11/1/32	123,207
84,007	Pool #259634, 5.50%, 12/1/32	92,549
68,976	Pool #259655, 5.50%, 2/1/33	76,002
160,398	Pool #259659, 5.50%, 2/1/33	177,036
38,296	Pool #259671, 5.50%, 2/1/33	42,268
93,921	Pool #259686, 5.50%, 3/1/33	103,480
45,664	Pool #259722, 5.00%, 5/1/33	49,583
57,220	Pool #259724, 5.00%, 5/1/33	62,131
148,256	Pool #259725, 5.00%, 5/1/33	160,980
71,985	Pool #259726, 5.00%, 5/1/33	78,162
123,437	Pool #259729, 5.00%, 6/1/33	134,031
67,766	Pool #259734, 5.50%, 5/1/33	74,402
50,309	Pool #259753, 5.00%, 7/1/33	54,626

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

$ 173,159	Pool #259761, 5.00%, 6/1/33	$188,019
143,020	Pool #259764, 5.00%, 7/1/33	155,294
138,979	Pool #259777, 5.00%, 7/1/33	150,923
95,522	Pool #259781, 5.00%, 7/1/33	103,760
58,191	Pool #259789, 5.00%, 7/1/33	63,204
106,785	Pool #259807, 5.00%, 8/1/33	115,978
149,573	Pool #259816, 5.00%, 8/1/33	162,409
32,280	Pool #259819, 5.00%, 8/1/33	35,060
139,567	Pool #259830, 5.00%, 8/1/33	151,584
39,470	Pool #259848, 5.00%, 9/1/33	42,870
83,080	Pool #259867, 5.50%, 10/1/33	91,565
130,015	Pool #259869, 5.50%, 10/1/33	142,747
130,916	Pool #259875, 5.50%, 10/1/33	144,099
80,021	Pool #259876, 5.50%, 10/1/33	88,195
46,274	Pool #259879, 5.50%, 10/1/33	50,998
142,509	Pool #259906, 5.50%, 11/1/33	156,863
58,624	Pool #259928, 5.50%, 12/1/33	64,618
210,639	Pool #259930, 5.00%, 11/1/33	228,716
6,590	Pool #259939, 5.50%, 11/1/33	7,235
43,988	Pool #259961, 5.50%, 3/1/34	48,529
121,759	Pool #259976, 5.00%, 3/1/34	133,103
44,264	Pool #259998, 5.00%, 3/1/34	48,173
539,187	Pool #381985, 7.97%, 9/1/17	558,429
2,513,315	Pool #386641, 5.80%, 12/1/33	2,723,566
664,869	Pool #386674, 5.51%, 11/1/21	745,000
2,337	Pool #387446, 5.22%, 6/1/20	2,637
863,872	Pool #387472, 4.89%, 6/1/15	891,540
616,409	Pool #462834, 4.70%, 2/1/17(b)	665,848
7,377,113	Pool #465537, 4.20%, 7/1/20	8,013,427
724,679	Pool #465946, 3.61%, 9/1/20	762,871
5,840,678	Pool #466934, 4.10%, 1/1/21	6,293,480
3,360,320	Pool #467882, 4.24%, 6/1/21	3,630,216
2,419,210	Pool #468104, 3.93%, 5/1/18	2,615,918
602,125	Pool #469239, 2.69%, 10/1/18	620,956
467,593	Pool #470439, 2.91%, 5/1/22	460,528
3,405,063	Pool #470561, 2.94%, 2/1/22	3,371,287
4,012,617	Pool #471320, 2.96%, 5/1/22	3,966,119
3,586,070	Pool #471948, 2.86%, 7/1/22	3,509,606
229,990	Pool #557295, 7.00%, 12/1/29	263,394
32,673	Pool #575886, 7.50%, 1/1/31	38,245
85,376	Pool #576445, 6.00%, 1/1/31	94,023
185,150	Pool #579402, 6.50%, 4/1/31	208,421
160,775	Pool #583728, 6.50%, 6/1/31	181,121
80,697	Pool #585148, 6.50%, 7/1/31	90,965
40,579	Pool #590931, 6.50%, 7/1/31	45,727
73,532	Pool #590932, 6.50%, 7/1/31	82,814
185,158	Pool #601865, 6.50%, 4/1/31	207,203
143,867	Pool #601868, 6.00%, 7/1/29	158,938

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

$ 127,627	Pool #607611, 6.50%, 11/1/31	$143,689
224,259	Pool #634271, 6.50%, 5/1/32	251,599
66,264	Pool #640146, 5.00%, 12/1/17	69,401
144,867	Pool #644232, 6.50%, 6/1/32	162,566
30,297	Pool #644432, 6.50%, 7/1/32	33,952
49,299	Pool #644437, 6.50%, 6/1/32	55,321
111,844	Pool #657250, 6.00%, 10/1/32	123,372
3,259,703	Pool #663159, 5.00%, 7/1/32	3,539,451
181,993	Pool #670278, 5.50%, 11/1/32	200,777
52,098	Pool #676702, 5.50%, 11/1/32	57,429
60,063	Pool #677591, 5.50%, 12/1/32	66,292
604,425	Pool #681883, 6.00%, 3/1/33	666,620
89,638	Pool #683087, 5.00%, 1/1/18	94,499
72,231	Pool #684644, 4.50%, 6/1/18	76,780
297,609	Pool #686542, 5.50%, 3/1/33	326,753
440,127	Pool #695961, 5.50%, 1/1/33	485,415
147,852	Pool #695962, 6.00%, 11/1/32	163,034
354,536	Pool #696407, 5.50%, 4/1/33	390,434
756,259	Pool #702478, 5.50%, 6/1/33	833,022
235,926	Pool #702479, 5.00%, 6/1/33	256,173
180,653	Pool #703210, 5.50%, 9/1/32	198,344
360,667	Pool #720025, 5.00%, 8/1/33	391,694
516,376	Pool #723066, 5.00%, 4/1/33	560,691
382,177	Pool #723067, 5.50%, 5/1/33	420,523
263,932	Pool #723068, 4.50%, 5/1/33	280,229
319,830	Pool #723070, 4.50%, 5/1/33	339,723
438,449	Pool #727311, 4.50%, 9/1/33	466,772
1,210,733	Pool #727312, 5.00%, 9/1/33	1,314,638
255,863	Pool #727315, 6.00%, 10/1/33	282,369
314,039	Pool #738589, 5.00%, 9/1/33	341,093
189,403	Pool #738683, 5.00%, 9/1/33	205,690
352,876	Pool #739269, 5.00%, 9/1/33	383,160
187,548	Pool #743595, 5.50%, 10/1/33	206,722
197,004	Pool #748041, 4.50%, 10/1/33	210,379
259,282	Pool #749891, 5.00%, 9/1/33	281,533
301,196	Pool #749897, 4.50%, 9/1/33	320,753
60,106	Pool #750984, 5.00%, 12/1/18	63,769
203,334	Pool #751008, 5.00%, 12/1/18	215,556
291,307	Pool #753533, 5.00%, 11/1/33	316,307
103,036	Pool #755679, 6.00%, 1/1/34	114,113
118,251	Pool #755745, 5.00%, 1/1/34	128,439
173,705	Pool #755746, 5.50%, 12/1/33	191,362
47,215	Pool #763551, 5.50%, 3/1/34	52,089
335,779	Pool #763820, 5.50%, 1/1/34	369,921
113,550	Pool #763824, 5.00%, 3/1/34	123,419
152,626	Pool #765216, 5.00%, 1/1/19	161,927
35,749	Pool #765217, 4.50%, 1/1/19	38,000
83,749	Pool #765306, 5.00%, 2/1/19	88,780

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

$ 63,080	Pool #773084, 4.50%, 3/1/19	$67,052
17,781	Pool #773096, 4.50%, 3/1/19	18,900
189,467	Pool #773175, 5.00%, 5/1/34	205,787
275,153	Pool #773476, 5.50%, 7/1/19	294,339
90,879	Pool #773547, 5.00%, 5/1/34	98,807
269,902	Pool #773553, 5.00%, 4/1/34	293,149
391,224	Pool #773568, 5.50%, 5/1/34	431,004
178,044	Pool #776850, 5.50%, 11/1/34	195,925
52,600	Pool #776851, 6.00%, 10/1/34	58,351
67,122	Pool #777444, 5.50%, 5/1/34	74,083
2,295,377	Pool #777621, 5.00%, 2/1/34	2,493,070
433,188	Pool #781437, 6.00%, 8/1/34	479,755
212,426	Pool #781741, 6.00%, 9/1/34	235,262
202,983	Pool #781907, 5.00%, 2/1/21	216,711
230,770	Pool #781954, 5.00%, 6/1/34	250,755
223,413	Pool #781959, 5.50%, 6/1/34	245,990
424,280	Pool #781960, 5.50%, 6/1/34	467,420
496,832	Pool #783893, 5.50%, 12/1/34	546,729
265,801	Pool #783929, 5.50%, 10/1/34	292,495
79,828	Pool #788329, 6.50%, 8/1/34	89,391
67,937	Pool #790282, 6.00%, 7/1/34	75,260
183,133	Pool #797623, 5.00%, 7/1/35	198,878
160,655	Pool #797626, 5.50%, 7/1/35	176,714
138,658	Pool #797627, 5.00%, 7/1/35	150,709
130,931	Pool #797674, 5.50%, 9/1/35	144,081
516,579	Pool #798725, 5.50%, 11/1/34	568,459
170,833	Pool #799547, 5.50%, 9/1/34	188,096
119,657	Pool #799548, 6.00%, 9/1/34	132,520
1,641,564	Pool #806754, 4.50%, 9/1/34	1,744,739
373,892	Pool #806757, 6.00%, 9/1/34	414,085
1,615,238	Pool #806761, 5.50%, 9/1/34	1,778,466
82,773	Pool #808185, 5.50%, 3/1/35	91,086
360,546	Pool #808205, 5.00%, 1/1/35	391,600
75,420	Pool #813942, 5.00%, 11/1/20	80,461
494,477	Pool #815009, 5.00%, 4/1/35	536,990
391,380	Pool #817641, 5.00%, 11/1/35	425,947
137,858	Pool #820334, 5.00%, 9/1/35	149,840
590,457	Pool #820335, 5.00%, 9/1/35	641,130
203,383	Pool #820336, 5.00%, 9/1/35	221,346
561,565	Pool #822008, 5.00%, 5/1/35	609,846
970,963	Pool #829005, 5.00%, 8/1/35	1,054,292
206,306	Pool #829006, 5.50%, 9/1/35	226,929
387,546	Pool #829274, 5.00%, 8/1/35	420,806
476,621	Pool #829275, 5.00%, 8/1/35	517,525
180,104	Pool #829276, 5.00%, 8/1/35	195,589
135,414	Pool #829277, 5.00%, 8/1/35	147,183
108,511	Pool #829356, 5.00%, 9/1/35	118,790
625,867	Pool #829649, 5.50%, 3/1/35	688,722

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

$ 701,159	Pool #844361, 5.50%, 11/1/35	$770,919
285,346	Pool #845245, 5.50%, 11/1/35	314,226
144,844	Pool #866969, 6.00%, 2/1/36	161,106
176,875	Pool #867569, 6.00%, 2/1/36	195,889
184,843	Pool #867574, 5.50%, 2/1/36	203,522
159,440	Pool #868788, 6.00%, 3/1/36	177,391
217,542	Pool #870599, 6.00%, 6/1/36	241,507
168,761	Pool #870684, 6.00%, 7/1/36	186,903
527,100	Pool #871072, 5.50%, 2/1/37	578,966
3,085,500	Pool #874900, 5.45%, 10/1/17	3,476,661
262,208	Pool #882044, 6.00%, 5/1/36	290,395
278,270	Pool #884693, 5.50%, 4/1/36	306,391
1,185,862	Pool #885724, 5.50%, 6/1/36	1,303,475
228,854	Pool #899800, 6.00%, 8/1/37	253,456
157,335	Pool #901412, 6.00%, 8/1/36	174,369
86,233	Pool #908671, 6.00%, 1/1/37	96,101
279,711	Pool #908672, 5.50%, 1/1/37	307,234
647,524	Pool #911730, 5.50%, 12/1/21	700,513
192,087	Pool #919368, 5.50%, 4/1/37	211,738
557,331	Pool #922582, 6.00%, 12/1/36	617,244
1,197,013	Pool #934941, 5.00%, 8/1/39	1,301,611
832,030	Pool #934942, 5.00%, 9/1/39	903,435
299,869	Pool #941204, 5.50%, 6/1/37	330,079
169,063	Pool #943394, 5.50%, 6/1/37	186,359
584,169	Pool #944502, 6.00%, 6/1/37	647,176
136,347	Pool #945853, 6.00%, 7/1/37	151,599
376,984	Pool #948600, 6.00%, 8/1/37	417,510
168,560	Pool #948672, 5.50%, 8/1/37	185,067
470,077	Pool #952598, 6.00%, 7/1/37	522,629
242,950	Pool #952623, 6.00%, 8/1/37	270,177
485,935	Pool #952632, 6.00%, 7/1/37	538,491
106,394	Pool #952659, 6.00%, 8/1/37	118,381
140,686	Pool #952665, 6.00%, 8/1/37	155,944
397,395	Pool #952678, 6.50%, 8/1/37	440,392
112,892	Pool #952693, 6.50%, 8/1/37	125,072
2,501,840	Pool #957324, 5.43%, 5/1/18	2,829,641
375,710	Pool #958502, 5.07%, 5/1/19	422,076
185,338	Pool #959093, 5.50%, 11/1/37	203,836
215,379	Pool #960919, 5.00%, 2/1/38	234,199
78,901	Pool #965239, 5.84%, 9/1/38	87,963
428,508	Pool #975769, 5.50%, 3/1/38	470,472
142,320	Pool #982656, 5.50%, 6/1/38	156,524
88,173	Pool #982898, 5.00%, 5/1/38	96,002
158,165	Pool #983033, 5.00%, 5/1/38	171,887
157,427	Pool #984842, 5.50%, 6/1/38	173,188
175,443	Pool #986230, 5.00%, 7/1/38	191,021
393,913	Pool #986239, 6.00%, 7/1/38	436,733
427,520	Pool #986957, 5.50%, 7/1/38	470,322

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

$ 109,962	Pool #986958, 5.50%, 7/1/38	$121,281
131,122	Pool #986985, 5.00%, 7/1/23	140,310
181,596	Pool #990510, 5.50%, 8/1/38	200,912
385,259	Pool #990511, 6.00%, 8/1/38	426,675
184,472	Pool #990617, 5.50%, 9/1/38	202,653
406,368	Pool #AA0526, 5.00%, 12/1/38	441,750
678,120	Pool #AA0527, 5.50%, 12/1/38	745,799
406,123	Pool #AA0643, 4.00%, 3/1/39	418,878
447,490	Pool #AA0644, 4.50%, 3/1/39	474,916
717,961	Pool #AA0645, 4.50%, 3/1/39	762,637
167,363	Pool #AA2243, 4.50%, 5/1/39	178,222
703,607	Pool #AA3142, 4.50%, 3/1/39	747,170
119,262	Pool #AA3143, 4.00%, 3/1/39	123,175
746,660	Pool #AA3206, 4.00%, 4/1/39	770,110
569,373	Pool #AA3207, 4.50%, 3/1/39	603,914
298,275	Pool #AA4468, 4.00%, 4/1/39	307,782
987,081	Pool #AA7042, 4.50%, 6/1/39	1,048,195
446,285	Pool #AA7658, 4.00%, 6/1/39	460,510
507,932	Pool #AA7659, 4.50%, 6/1/39	539,697
456,494	Pool #AA7741, 4.50%, 6/1/24	487,236
474,671	Pool #AA8455, 4.50%, 6/1/39	504,356
4,159,722	Pool #AB7798, 3.00%, 1/1/43	3,957,586
4,820,447	Pool #AB9203, 3.00%, 4/1/43	4,586,203
2,190,933	Pool #AB9204, 3.00%, 4/1/43	2,084,468
1,517,321	Pool #AB9497, 3.00%, 5/1/43	1,443,589
1,600,954	Pool #AB9831, 3.00%, 6/1/43	1,523,157
1,384,735	Pool #AC1463, 5.00%, 8/1/39	1,506,819
118,605	Pool #AC1464, 5.00%, 8/1/39	128,969
1,707,785	Pool #AC2109, 4.50%, 7/1/39	1,811,386
303,606	Pool #AC4394, 5.00%, 9/1/39	330,752
744,522	Pool #AC4395, 5.00%, 9/1/39	812,023
709,996	Pool #AC5328, 5.00%, 10/1/39	773,812
508,458	Pool #AC5329, 5.00%, 10/1/39	552,889
794,251	Pool #AC6304, 5.00%, 11/1/39	863,654
371,207	Pool #AC6305, 5.00%, 11/1/39	404,572
886,840	Pool #AC6307, 5.00%, 12/1/39	964,334
880,933	Pool #AC6790, 5.00%, 12/1/39	960,114
3,451,530	Pool #AC7199, 5.00%, 12/1/39	3,753,135
1,612,259	Pool #AD1470, 5.00%, 2/1/40	1,753,143
2,290,154	Pool #AD1471, 4.50%, 2/1/40	2,431,947
1,278,845	Pool #AD1560, 5.00%, 3/1/40	1,390,594
2,766,346	Pool #AD1585, 4.50%, 2/1/40	2,937,622
838,586	Pool #AD1586, 5.00%, 1/1/40	911,864
698,652	Pool #AD1638, 4.50%, 2/1/40	741,035
553,878	Pool #AD1640, 4.50%, 3/1/40	588,171
2,346,062	Pool #AD1942, 4.50%, 1/1/40	2,491,316
802,472	Pool #AD1943, 5.00%, 1/1/40	872,594
2,919,376	Pool #AD1988, 4.50%, 2/1/40	3,100,126

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

$ 428,235	Pool #AD2896, 5.00%, 3/1/40	$466,726
1,473,459	Pool #AD4456, 4.50%, 4/1/40	1,564,687
336,547	Pool #AD4457, 4.50%, 4/1/40	357,384
1,368,535	Pool #AD4458, 4.50%, 4/1/40	1,451,556
729,128	Pool #AD4940, 4.50%, 6/1/40	775,182
589,493	Pool #AD4946, 4.50%, 6/1/40	626,728
647,592	Pool #AD5728, 5.00%, 4/1/40	706,103
924,887	Pool #AD7239, 4.50%, 7/1/40	983,306
723,330	Pool #AD7242, 4.50%, 7/1/40	768,114
572,396	Pool #AD7256, 4.50%, 7/1/40	608,909
1,461,562	Pool #AD7271, 4.50%, 7/1/40	1,552,054
825,389	Pool #AD7272, 4.50%, 7/1/40	877,524
1,083,870	Pool #AD8960, 5.00%, 6/1/40	1,180,275
1,163,475	Pool #AD9613, 4.50%, 8/1/40	1,234,056
1,753,441	Pool #AD9614, 4.50%, 8/1/40	1,859,812
507,296	Pool #AE2011, 4.00%, 9/1/40	523,704
2,102,980	Pool #AE2012, 4.00%, 9/1/40	2,169,026
1,306,808	Pool #AE2023, 4.00%, 9/1/40	1,347,850
1,396,761	Pool #AE5432, 4.00%, 10/1/40	1,440,628
574,745	Pool #AE5435, 4.50%, 9/1/40	609,612
463,629	Pool #AE5806, 4.50%, 9/1/40	492,986
1,451,912	Pool #AE5861, 4.00%, 10/1/40	1,497,511
589,302	Pool #AE5862, 4.00%, 10/1/40	608,362
1,016,781	Pool #AE5863, 4.00%, 10/1/40	1,049,667
1,061,813	Pool #AE6850, 4.00%, 10/1/40	1,095,160
694,289	Pool #AE6851, 4.00%, 10/1/40	716,094
661,404	Pool #AE7699, 4.00%, 11/1/40	682,176
959,142	Pool #AE7703, 4.00%, 10/1/40	989,265
1,829,548	Pool #AE7707, 4.00%, 11/1/40	1,887,007
785,909	Pool #AH0300, 4.00%, 11/1/40	810,591
1,271,437	Pool #AH0301, 3.50%, 11/1/40	1,265,477
602,971	Pool #AH0302, 4.00%, 11/1/40	621,908
790,305	Pool #AH0306, 4.00%, 12/1/40	815,866
1,322,706	Pool #AH0508, 4.00%, 11/1/40	1,364,247
1,680,926	Pool #AH0537, 4.00%, 12/1/40	1,734,505
1,232,889	Pool #AH0914, 4.50%, 11/1/40	1,307,681
1,299,703	Pool #AH0917, 4.00%, 12/1/40	1,340,522
1,152,275	Pool #AH1077, 4.00%, 1/1/41	1,190,084
1,581,078	Pool #AH2973, 4.00%, 12/1/40	1,630,734
1,596,772	Pool #AH2980, 4.00%, 1/1/41	1,646,921
1,374,389	Pool #AH5656, 4.00%, 1/1/41	1,418,198
880,011	Pool #AH5657, 4.00%, 2/1/41	907,649
1,703,952	Pool #AH5658, 4.00%, 2/1/41	1,757,466
921,224	Pool #AH5662, 4.00%, 2/1/41	950,156
1,319,602	Pool #AH5882, 4.00%, 2/1/26	1,398,314
1,224,776	Pool #AH6764, 4.00%, 3/1/41	1,263,242
2,854,883	Pool #AH6768, 4.00%, 3/1/41	2,944,544
749,432	Pool #AH7277, 4.00%, 3/1/41	773,672

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

$ 1,619,556	Pool #AH7281, 4.00%, 3/1/41	$1,671,939
669,852	Pool #AH7526, 4.50%, 3/1/41	711,221
1,929,144	Pool #AH7537, 4.00%, 3/1/41	1,991,539
700,619	Pool #AH7576, 4.00%, 3/1/41	722,623
1,399,028	Pool #AH8878, 4.50%, 4/1/41	1,483,899
936,401	Pool #AH8885, 4.50%, 4/1/41	993,207
1,127,912	Pool #AH9050, 3.50%, 2/1/26	1,181,488
622,686	Pool #AI0114, 4.00%, 3/1/41	642,826
1,572,423	Pool #AI1846, 4.50%, 5/1/41	1,667,813
1,217,949	Pool #AI1847, 4.50%, 5/1/41	1,291,835
2,049,478	Pool #AI1848, 4.50%, 5/1/41	2,173,808
1,261,280	Pool #AI1849, 4.50%, 5/1/41	1,340,159
974,963	Pool #AJ0651, 4.00%, 8/1/41	1,005,583
1,284,385	Pool #AJ7668, 4.00%, 11/1/41	1,324,723
1,401,928	Pool #AJ9133, 4.00%, 1/1/42	1,445,957
13,155,317	Pool #AK2386, 3.50%, 2/1/42	13,093,652
6,078,299	Pool #AK6715, 3.50%, 3/1/42	6,049,807
2,176,340	Pool #AK6716, 3.50%, 3/1/42	2,166,139
1,150,012	Pool #AK6717, 3.50%, 3/1/42	1,144,622
759,084	Pool #AK6718, 3.50%, 2/1/42	755,525
490,940	Pool #AM0635, 2.55%, 10/1/22	465,117
3,668,614	Pool #AM2935, 3.69%, 9/1/23	3,726,123
5,114,942	Pool #AM4392, 3.79%, 10/1/23	5,229,951
518,885	Pool #AM4590, 3.18%, 10/1/20	533,983
958,158	Pool #AO0844, 3.50%, 4/1/42	953,667
1,229,180	Pool #AO2923, 3.50%, 5/1/42	1,223,418
3,737,845	Pool #AO8029, 3.50%, 7/1/42	3,720,324
1,005,555	Pool #AP7483, 3.50%, 9/1/42	1,000,841
1,515,388	Pool #AP9716, 3.00%, 10/1/42	1,441,749
4,471,805	Pool #AQ0517, 3.00%, 11/1/42	4,254,503
1,256,981	Pool #AQ6710, 2.50%, 10/1/27	1,245,295
2,902,616	Pool #AQ7193, 3.50%, 7/1/43	2,889,010
3,189,292	Pool #AR3088, 3.00%, 1/1/43	3,034,313
1,078,770	Pool #AR6712, 3.00%, 1/1/43	1,026,517
1,611,899	Pool #AR6928, 3.00%, 3/1/43	1,533,571
998,140	Pool #AR6933, 3.00%, 3/1/43	949,636
2,597,373	Pool #AS0713, 4.00%, 10/1/43	2,678,946
1,994,944	Pool #AT0536, 4.00%, 10/1/43	2,057,598
2,815,367	Pool #AT0542, 4.50%, 12/1/43	2,987,039
1,573,269	Pool #AT2688, 3.00%, 5/1/43	1,496,818
2,266,777	Pool #AT2689, 3.00%, 5/1/43	2,156,626
1,208,115	Pool #AT2690, 3.00%, 4/1/43	1,149,408
1,032,201	Pool #AT2691, 3.00%, 5/1/43	982,042
1,494,196	Pool #AT3963, 2.50%, 3/1/28	1,480,304
1,080,078	Pool #AT7873, 2.50%, 6/1/28	1,070,206
883,579	Pool #AT8051, 3.00%, 6/1/43	840,643
1,552,574	Pool #AU0971, 3.50%, 8/1/43	1,545,297
1,381,350	Pool #AU2165, 3.50%, 7/1/43	1,374,875

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

$1,250,666	Pool #AU2188, 3.50%, 8/1/43	$1,244,803
1,075,686	Pool #AU3700, 3.50%, 8/1/43	1,070,980
1,014,392	Pool #AU4653, 3.50%, 9/1/43	1,009,637
1,926,322	Pool #AU6054, 4.00%, 9/1/43	1,986,821
1,218,812	Pool #AU6718, 4.00%, 10/1/43	1,257,090
1,654,377	Pool #AU7003, 4.00%, 11/1/43	1,708,402
1,208,938	Pool #AU7005, 4.00%, 11/1/43	1,246,906
1,627,377	Pool #AV0679, 4.00%, 12/1/43	1,678,852
253,490	Pool #MC0007, 5.50%, 12/1/38	278,790
59,994	Pool #MC0013, 5.50%, 12/1/38	66,638
98,531	Pool #MC0014, 5.50%, 12/1/38	109,012
80,365	Pool #MC0016, 5.50%, 11/1/38	88,863
259,869	Pool #MC0038, 4.50%, 3/1/39	276,567
128,896	Pool #MC0046, 4.00%, 4/1/39	132,985
27,706	Pool #MC0047, 4.50%, 4/1/39	29,491
55,326	Pool #MC0059, 4.00%, 4/1/39	57,150
209,410	Pool #MC0081, 4.00%, 5/1/39	216,150
225,411	Pool #MC0082, 4.50%, 5/1/39	239,508
487,573	Pool #MC0111, 4.00%, 6/1/39	502,962
119,538	Pool #MC0112, 4.50%, 6/1/39	127,518
217,925	Pool #MC0127, 4.50%, 7/1/39	231,656
72,964	Pool #MC0135, 4.50%, 6/1/39	77,755
393,459	Pool #MC0137, 4.50%, 7/1/39	417,820
1,110,610	Pool #MC0154, 4.50%, 8/1/39	1,179,372
101,356	Pool #MC0155, 5.00%, 8/1/39	110,656
508,434	Pool #MC0160, 4.50%, 8/1/39	539,277
603,960	Pool #MC0171, 4.50%, 9/1/39	641,354
476,134	Pool #MC0177, 4.50%, 9/1/39	505,911
137,203	Pool #MC0270, 4.50%, 3/1/40	145,697
795,953	Pool #MC0325, 4.50%, 7/1/40	845,731
74,750	Pool #MC0422, 4.00%, 2/1/41	77,238
102,640	Pool #MC0426, 4.50%, 1/1/41	108,867
962,019	Pool #MC0584, 4.00%, 1/1/42	992,232
506,204	Pool #MC0585, 4.00%, 1/1/42	522,102
820,509	Pool #MC0637, 3.00%, 10/1/42	780,638
71,863	Pool #MC3344, 5.00%, 12/1/38	78,468

		338,759,333

Freddie Mac — 10.50%
96,386	Pool #A10124, 5.00%, 6/1/33	104,364
244,121	Pool #A10548, 5.00%, 6/1/33	264,512
531,372	Pool #A12237, 5.00%, 8/1/33	575,446
396,827	Pool #A12969, 4.50%, 8/1/33	422,577
82,000	Pool #A12985, 5.00%, 8/1/33	88,790
109,672	Pool #A12986, 5.00%, 8/1/33	118,748
46,265	Pool #A14028, 4.50%, 9/1/33	49,051
531,278	Pool #A14325, 5.00%, 9/1/33	575,490
92,534	Pool #A15268, 6.00%, 10/1/33	102,341

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

$658,519	Pool #A15579, 5.50%, 11/1/33	$722,655
442,487	Pool #A17393, 5.50%, 12/1/33	485,682
250,112	Pool #A17397, 5.50%, 1/1/34	274,637
339,892	Pool #A18617, 5.50%, 1/1/34	373,444
296,243	Pool #A19019, 5.50%, 2/1/34	325,208
241,609	Pool #A20069, 5.00%, 3/1/34	261,409
788,179	Pool #A20070, 5.50%, 3/1/34	865,242
676,474	Pool #A20540, 5.50%, 4/1/34	742,615
136,364	Pool #A20541, 5.50%, 4/1/34	149,697
136,603	Pool #A21679, 5.50%, 4/1/34	149,959
208,473	Pool #A21681, 5.00%, 4/1/34	225,558
472,932	Pool #A23192, 5.00%, 5/1/34	511,543
804,032	Pool #A25310, 5.00%, 6/1/34	869,673
308,254	Pool #A25311, 5.00%, 6/1/34	333,420
82,354	Pool #A26270, 6.00%, 8/1/34	91,118
48,331	Pool #A26386, 6.00%, 9/1/34	53,389
317,452	Pool #A26395, 6.00%, 9/1/34	351,056
94,649	Pool #A26396, 5.50%, 9/1/34	103,933
391,357	Pool #A28241, 5.50%, 10/1/34	429,132
43,385	Pool #A30055, 5.00%, 11/1/34	47,212
366,122	Pool #A30591, 6.00%, 12/1/34	405,028
364,710	Pool #A31135, 5.50%, 12/1/34	399,913
272,568	Pool #A32976, 5.50%, 8/1/35	298,707
410,331	Pool #A33167, 5.00%, 1/1/35	443,702
685,538	Pool #A34999, 5.50%, 4/1/35	751,280
267,336	Pool #A35628, 5.50%, 6/1/35	292,973
470,951	Pool #A37185, 5.00%, 9/1/35	509,253
586,486	Pool #A38830, 5.00%, 5/1/35	634,184
118,765	Pool #A39561, 5.50%, 11/1/35	130,191
559,070	Pool #A40538, 5.00%, 12/1/35	604,538
323,013	Pool #A42095, 5.50%, 1/1/36	353,788
521,905	Pool #A42097, 5.00%, 1/1/36	564,350
274,138	Pool #A42098, 5.50%, 1/1/36	300,256
111,595	Pool #A42099, 6.00%, 1/1/36	123,090
61,003	Pool #A42802, 5.00%, 2/1/36	66,021
477,524	Pool #A42803, 5.50%, 2/1/36	523,020
267,239	Pool #A42804, 6.00%, 2/1/36	294,767
116,284	Pool #A42805, 6.00%, 2/1/36	128,262
158,425	Pool #A44638, 6.00%, 4/1/36	174,744
263,276	Pool #A44639, 5.50%, 3/1/36	288,072
508,503	Pool #A45396, 5.00%, 6/1/35	549,859
227,220	Pool #A46321, 5.50%, 7/1/35	249,152
94,172	Pool #A46735, 5.00%, 8/1/35	101,831
439,715	Pool #A46746, 5.50%, 8/1/35	481,608
201,777	Pool #A46748, 5.50%, 8/1/35	221,001
101,340	Pool #A46996, 5.50%, 9/1/35	110,995
514,013	Pool #A46997, 5.50%, 9/1/35	562,985
683,098	Pool #A47552, 5.00%, 11/1/35	738,653

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

$464,220	Pool #A47553, 5.00%, 11/1/35	$501,974
199,815	Pool #A47554, 5.50%, 11/1/35	218,852
114,354	Pool #A48788, 5.50%, 5/1/36	125,178
443,336	Pool #A48789, 6.00%, 5/1/36	489,003
91,496	Pool #A49013, 6.00%, 5/1/36	100,921
329,604	Pool #A49526, 6.00%, 5/1/36	363,556
177,943	Pool #A49843, 6.00%, 6/1/36	196,273
492,473	Pool #A49844, 6.00%, 6/1/36	543,202
31,732	Pool #A49845, 6.50%, 6/1/36	34,736
267,375	Pool #A50128, 6.00%, 6/1/36	294,917
309,650	Pool #A59530, 5.50%, 4/1/37	338,087
216,702	Pool #A59964, 5.50%, 4/1/37	237,348
196,893	Pool #A61754, 5.50%, 5/1/37	215,652
96,176	Pool #A61779, 5.50%, 5/1/37	105,489
105,751	Pool #A61915, 5.50%, 6/1/37	115,826
161,300	Pool #A61916, 6.00%, 6/1/37	177,915
356,498	Pool #A63456, 5.50%, 6/1/37	390,407
573,495	Pool #A64012, 5.50%, 7/1/37	626,162
376,987	Pool #A64015, 6.00%, 7/1/37	415,820
36,564	Pool #A64450, 6.00%, 8/1/37	40,331
92,599	Pool #A65713, 6.00%, 9/1/37	102,331
525,498	Pool #A66061, 5.50%, 8/1/37	575,482
188,390	Pool #A66116, 6.00%, 9/1/37	207,795
481,497	Pool #A66122, 6.00%, 8/1/37	531,095
325,981	Pool #A66133, 6.00%, 6/1/37	359,560
169,498	Pool #A66156, 6.50%, 9/1/37	187,572
234,505	Pool #A67630, 6.00%, 11/1/37	258,661
225,912	Pool #A68766, 6.00%, 10/1/37	249,183
196,235	Pool #A70292, 5.50%, 7/1/37	214,716
113,220	Pool #A73816, 6.00%, 3/1/38	124,883
123,285	Pool #A75113, 5.00%, 3/1/38	133,312
182,798	Pool #A76187, 5.00%, 4/1/38	198,008
461,951	Pool #A78354, 5.50%, 11/1/37	504,375
114,570	Pool #A79561, 5.50%, 7/1/38	125,593
851,368	Pool #A91887, 5.00%, 4/1/40	925,397
323,214	Pool #A92388, 4.50%, 5/1/40	343,188
705,829	Pool #A93962, 4.50%, 9/1/40	749,667
907,244	Pool #A95573, 4.00%, 12/1/40	933,611
819,153	Pool #A96339, 4.00%, 12/1/40	842,960
838,653	Pool #A97099, 4.00%, 1/1/41	863,420
993,695	Pool #A97715, 4.00%, 3/1/41	1,023,040
572,480	Pool #A97716, 4.50%, 3/1/41	607,142
44,270	Pool #B31140, 6.50%, 10/1/31	49,348
71,633	Pool #B31150, 6.50%, 11/1/31	80,305
75,318	Pool #B31188, 6.00%, 1/1/32	82,414
26,375	Pool #B31206, 6.00%, 3/1/32	28,932
24,671	Pool #B31292, 6.00%, 9/1/32	27,071
76,283	Pool #B31493, 5.00%, 2/1/34	82,441

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

$ 45,553	Pool #B31516, 5.00%, 4/1/34	$49,226
63,131	Pool #B31532, 5.00%, 5/1/34	68,222
94,294	Pool #B31546, 5.50%, 5/1/34	102,813
175,056	Pool #B31547, 5.50%, 5/1/34	190,869
184,373	Pool #B31551, 5.50%, 6/1/34	201,016
66,920	Pool #B31587, 5.00%, 11/1/34	72,347
127,711	Pool #B31588, 5.50%, 11/1/34	139,265
134,376	Pool #B31642, 5.50%, 5/1/35	146,578
35,331	Pool #B50443, 5.00%, 11/1/18	37,646
75,467	Pool #B50450, 4.50%, 1/1/19	80,366
61,984	Pool #B50451, 5.00%, 1/1/19	66,053
10,531	Pool #B50470, 4.50%, 4/1/19	11,213
123,977	Pool #B50496, 5.50%, 9/1/19	134,548
151,086	Pool #B50499, 5.00%, 11/1/19	162,110
40,514	Pool #B50500, 5.50%, 10/1/19	43,967
60,452	Pool #B50501, 4.50%, 11/1/19	64,412
52,591	Pool #B50504, 5.50%, 11/1/19	57,112
256,328	Pool #B50506, 5.00%, 11/1/19	276,714
45,562	Pool #C37233, 7.50%, 2/1/30	53,294
81,868	Pool #C48137, 7.00%, 1/1/31	94,708
267,000	Pool #C51686, 6.50%, 5/1/31	301,300
177,536	Pool #C53210, 6.50%, 6/1/31	200,425
60,200	Pool #C53914, 6.50%, 6/1/31	67,985
94,992	Pool #C60020, 6.50%, 11/1/31	107,317
61,334	Pool #C60804, 6.00%, 11/1/31	67,749
61,290	Pool #C65616, 6.50%, 3/1/32	69,011
57,421	Pool #C68324, 6.50%, 6/1/32	64,569
214,922	Pool #C73273, 6.00%, 11/1/32	236,786
187,800	Pool #C73525, 6.00%, 11/1/32	207,526
62,914	Pool #C74672, 5.50%, 11/1/32	69,016
395,077	Pool #C77844, 5.50%, 3/1/33	433,561
153,948	Pool #C77845, 5.50%, 3/1/33	169,011
382,091	Pool #C78252, 5.50%, 3/1/33	418,832
101,456	Pool #C78380, 5.50%, 3/1/33	111,296
81,343	Pool #C79178, 5.50%, 4/1/33	89,302
191,312	Pool #J00980, 5.00%, 1/1/21	204,378
116,919	Pool #J05466, 5.50%, 6/1/22	125,828
1,148,254	Pool #J21142, 2.50%, 11/1/27	1,138,790
1,060,901	Pool #J23532, 2.50%, 5/1/28	1,052,157
343,900	Pool #N31468, 6.00%, 11/1/37	370,059
525,717	Pool #Q00462, 4.00%, 3/1/41	540,749
953,587	Pool #Q00465, 4.50%, 4/1/41	1,009,834
928,279	Pool #Q05867, 3.50%, 12/1/41	921,752
1,020,846	Pool #Q06239, 3.50%, 1/1/42	1,013,668
1,007,891	Pool #Q06406, 4.00%, 2/1/42	1,036,711
1,633,928	Pool #Q13349, 3.00%, 11/1/42	1,549,806
1,421,902	Pool #Q17662, 3.00%, 4/1/43	1,348,696
1,851,130	Pool #Q18754, 3.00%, 6/1/43	1,755,826

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

$1,311,661	Pool #Q18772, 3.00%, 6/1/43	$1,244,131

		53,891,825

Ginnie Mae — 28.63%
361,205	Pool #409117, 5.50%, 6/20/38	398,031
245,866	Pool #487643, 5.00%, 2/15/39	268,244
445,659	Pool #588448, 6.25%, 9/15/32	446,267
789,855	Pool #616936, 5.50%, 1/15/36	872,851
491,777	Pool #617904, 5.75%, 9/15/23	491,603
2,941,688	Pool #618363, 4.00%, 9/20/41	3,065,446
531,189	Pool #624106, 5.13%, 3/15/34	530,546
1,149,308	Pool #654705, 4.00%, 9/20/41	1,197,659
437,598	Pool #664269, 5.85%, 6/15/38	454,314
413,920	Pool #675509, 5.50%, 6/15/38	455,603
444,713	Pool #697672, 5.50%, 12/15/38	489,496
302,963	Pool #697814, 5.00%, 2/15/39	329,023
621,792	Pool #697885, 4.50%, 3/15/39	663,811
123,681	Pool #698112, 4.50%, 5/15/39	132,271
1,394,106	Pool #698113, 4.50%, 5/15/39	1,490,931
560,452	Pool #699294, 5.63%, 9/20/38	618,670
3,309,861	Pool #713519, 6.00%, 7/15/39	3,669,563
831,344	Pool #714561, 4.50%, 6/15/39	889,083
566,130	Pool #716822, 4.50%, 4/15/39	605,449
721,091	Pool #716823, 4.50%, 4/15/39	770,722
819,663	Pool #717132, 4.50%, 5/15/39	877,103
1,136,295	Pool #717133, 4.50%, 5/15/39	1,213,084
1,186,714	Pool #720080, 4.50%, 6/15/39	1,272,055
931,702	Pool #720521, 5.00%, 8/15/39	1,016,320
1,151,225	Pool #724629, 5.00%, 7/20/40	1,250,024
2,101,431	Pool #726550, 5.00%, 9/15/39	2,292,284
1,463,647	Pool #729018, 4.50%, 2/15/40	1,564,787
463,819	Pool #729019, 5.00%, 2/15/40	505,943
854,621	Pool #729346, 4.50%, 7/15/41	915,579
1,406,907	Pool #737574, 4.00%, 11/15/40	1,464,282
782,135	Pool #738844, 3.50%, 10/15/41	789,926
872,084	Pool #738845, 3.50%, 10/15/41	880,771
1,839,743	Pool #738862, 4.00%, 10/15/41	1,914,555
620,216	Pool #747241, 5.00%, 9/20/40	673,443
1,305,662	Pool #748654, 3.50%, 9/15/40	1,318,463
852,912	Pool #748846, 4.50%, 9/20/40	912,650
1,043,798	Pool #757016, 3.50%, 11/15/40	1,054,032
914,367	Pool #757017, 4.00%, 12/15/40	951,942
1,075,463	Pool #759297, 4.00%, 1/20/41	1,120,708
1,051,525	Pool #759298, 4.00%, 2/20/41	1,095,763
706,674	Pool #762877, 4.00%, 4/15/41	735,410
494,711	Pool #763564, 4.50%, 5/15/41	529,998
1,157,617	Pool #770391, 4.50%, 6/15/41	1,240,188

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

$1,394,460	Pool #770481, 4.00%, 8/15/41	$1,451,164
812,660	Pool #770482, 4.50%, 8/15/41	867,578
1,725,012	Pool #770517, 4.00%, 8/15/41	1,795,159
805,619	Pool #770529, 4.00%, 8/15/41	838,378
1,798,679	Pool #770537, 4.00%, 8/15/41	1,871,820
765,175	Pool #770738, 4.50%, 6/20/41	818,409
1,679,988	Pool #779592, 4.00%, 11/20/41	1,750,666
1,321,562	Pool #779593, 4.00%, 11/20/41	1,377,161
3,483,239	Pool #791406, 3.50%, 6/15/37	3,501,666
1,142,292	Pool #AA5831, 3.00%, 11/15/42	1,104,766
1,085,486	Pool #AA6312, 3.00%, 4/15/43	1,049,826
1,453,940	Pool #AA6424, 3.00%, 5/15/43	1,406,176
2,412,238	Pool #AB2733, 3.50%, 8/15/42	2,436,266
1,252,788	Pool #AB2744, 3.00%, 8/15/42	1,211,632
2,732,825	Pool #AB2745, 3.00%, 8/15/42	2,643,047
2,838,434	Pool #AB2841, 3.00%, 9/15/42	2,745,187
981,645	Pool #AB2842, 3.00%, 9/15/42	949,396
1,583,019	Pool #AB2843, 3.00%, 9/15/42	1,531,014
912,715	Pool #AB2852, 3.50%, 9/15/42	921,807
1,487,149	Pool #AB9083, 3.00%, 9/15/42	1,438,293
5,878,493	Pool #AC9541, 2.12%, 2/15/48	5,756,107
1,120,488	Pool #AE6946, 3.00%, 6/15/43	1,083,679
700,000	Series 2012-100, Class B, 2.31%, 11/16/51(a)	608,590
2,923,748	Series 2012-107, Class A, 1.15%, 1/16/45	2,800,284
1,600,000	Series 2012-112, Class B, 2.70%, 1/16/53(b)	1,465,640
6,840,261	Series 2012-114, Class A, 2.10%, 1/16/53(a)	6,634,569
2,195,739	Series 2012-115, Class A, 2.13%, 4/16/45	2,155,466
3,916,634	Series 2012-120, Class A, 1.90%, 2/16/53	3,775,495
1,861,734	Series 2012-131, Class A, 1.90%, 2/16/53	1,793,717
975,858	Series 2012-144 Class AD, 1.77%, 1/16/53(b)	920,973
6,000,000	Series 2012-33, Class B, 2.89%, 3/16/46	5,634,271
3,000,000	Series 2012-35, Class C, 3.25%, 11/16/52(a)	2,732,111
1,600,000	Series 2012-45, Class C, 3.45%, 4/16/53(a)	1,483,058
2,470,537	Series 2012-53, Class AC, 2.38%, 12/16/43	2,453,609
8,000,000	Series 2012-58, Class B, 2.20%, 3/16/44	7,380,360
1,449,871	Series 2012-70, Class A, 1.73%, 5/16/42	1,441,670
3,771,744	Series 2012-72, Class A, 1.71%, 5/16/42	3,737,494
4,360,397	Series 2012-78, Class A, 1.68%, 3/16/44	4,293,543
1,692,781	Series 2013-101, Class AG, 1.76%, 4/16/38	1,690,884
1,332,918	Series 2013-105, Class A, 1.71%, 2/16/37	1,326,321
1,878,853	Series 2013-107, Class A, 2.00%, 5/16/40(b)	1,863,445
1,540,164	Series 2013-126, Class BK, 2.45%, 10/16/47(b)	1,517,891
995,814	Series 2013-127, Class A, 2.00%, 3/16/52(b)	992,092
995,015	Series 2013-139, Class AB, 2.38%, 10/16/43(b)	1,000,986
982,356	Series 2013-17, Class A, 1.13%, 1/16/49	951,278
980,300	Series 2013-29, Class AB, 1.77%, 10/16/45	964,616
976,906	Series 2013-33, Class A, 1.06%, 7/16/38	961,593
2,959,654	Series 2013-63, Class AB, 1.38%, 3/16/45(b)	2,899,592

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

$ 1,586,346	Series 2013-97, Class AC, 2.00%, 6/16/45(b)	$1,562,122

		147,019,760

Total U.S. Government Agency Backed Mortgages (Cost $534,081,859)		539,670,918

U.S. Government Agency Obligations — 8.51%
Small Business Administration — 7.90%
2,488,444	0.38%, 12/25/37(a)	2,424,609
1,787,279	0.38%, 11/7/36(b)	1,794,106
289,400	0.38%, 3/5/37(b)	290,520
3,443,211	0.53%, 3/25/21(a)	3,416,889
263,356	0.53%, 4/30/35(b)	264,104
1,046,288	0.55%, 9/25/30(a)	1,033,892
217,989	0.55%, 4/25/28(a)	215,630
178,930	0.55%, 3/25/29(a)	176,921
366,295	0.60%, 11/25/29(a)	363,026
229,518	0.60%, 3/25/28(a)	227,594
1,006,988	0.63%, 4/15/32(b)	1,010,482
142,714	0.63%, 6/25/18(a)	142,211
176,526	0.66%, 3/8/26(b)	177,411
205,013	0.70%, 7/15/20(b)	205,712
158,446	0.70%, 2/17/20(b)	158,991
68,643	0.70%, 2/13/20(b)	68,878
562,676	0.75%, 11/29/32(b)	566,795
1,206,497	0.80%, 4/15/33(b)	1,216,848
230,069	0.80%, 3/15/33(b)	232,073
4,554,771	0.88%, 5/25/37(a)	4,586,791
1,235,785	0.88%, 8/1/32(b)	1,250,787
651,150	0.88%, 1/26/32(b)	658,925
140,034	0.88%, 12/1/19(b)	140,848
7,926	0.88%, 6/4/14(b)	7,928
20	0.90%, 3/14/18(b)	20
126,718	0.91%, 4/16/20(b)	127,435
1,827,376	1.00%, 5/25/22(a)	1,837,123
63,271	1.13%, 7/30/17(a)(b)	63,631
942,316	1.14%, 11/4/34(b)	961,096
11,050,591	1.26%, 7/18/30*(b)(c)	283,006
12,584,073	1.45%, 3/25/36(a)	13,095,427
150,956	2.00%, 6/20/14(b)	151,057
214,495	3.13%, 10/25/15(a)	217,991
361,041	3.38%, 10/25/15(a)	364,538
116,347	3.38%, 5/25/16(a)	117,949
199,321	3.58%, 12/25/15(a)	201,637
183,929	3.83%, 7/23/16(b)	188,143
137,025	3.83%, 4/2/17(b)	141,520
40,277	4.13%, 7/18/17(b)	41,720

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

$ 23,259	4.33%, 10/1/16(b)	$23,717
41,283	5.70%, 8/1/17(b)	42,362
505,366	6.03%, 10/31/32(b)	519,673
499,341	6.35%, 8/13/26(b)	520,853
920,840	6.45%, 2/19/32(b)	958,180
46,634	6.69%, 5/28/24(b)	49,389
19,304	7.33%, 2/23/16(b)	20,133
17,186	7.38%, 1/1/15(b)	17,616

		40,576,187

United States Department of Agriculture — 0.61%
67,428	1.13%, 5/31/14(b)	68,221
274,194	5.38%, 10/26/22(b)	279,790
174,843	5.59%, 1/20/38(b)	177,995
211,350	5.73%, 4/20/37(b)	215,672
717,889	5.75%, 1/20/33(b)	735,183
120,301	6.01%, 11/8/32(b)	123,593
159,820	6.05%, 1/5/26(b)	165,096
494,535	6.07%, 4/20/37(b)	508,184
135,583	6.08%, 7/1/32(b)	139,821
193,054	6.10%, 8/25/37(b)	198,423
254,266	6.22%, 1/20/37(b)	261,955
219,989	6.38%, 2/16/37(b)	227,224

		3,101,157

Total U.S. Government Agency Obligations (Cost $44,308,347)		43,677,344

Promissory Notes — 1.87%
9,087,445	Massachusetts Housing Investment Corp. Term Loan, 6.67%, 1/31/35(b)(c)	9,622,241

Total Promissory Notes (Cost $9,087,445)		9,622,241

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2013 (Unaudited)

Shares		Value

Investment Company — 1.97%
10,139,640	JPMorgan Prime Money Market Fund, Institutional Class	$10,139,640

Total Investment Company (Cost $10,139,640)		10,139,640

Total Investments (Cost $616,071,258)(d) — 121.09%	$621,794,123

Liabilities in excess of other assets — (21.09)%	(108,294,113)

NET ASSETS — 100.00%	$513,500,010

*	Interest Only security represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
(a)	Floating rate note. Rate shown is as of report date.
(b)	The Pricing Committee fair valued security under procedures established by the Fund’s Board of Trustees.
(c)	This security is restricted and illiquid as the security may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in Rule 501 (a) of Regulation D under the Securities Act of 1933).
The total investment in restricted and illiquid securities representing $9,905,247 or 1.93% of net assets are as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	12/31/2013 Carrying Value Per Unit
$11,050,591	Small Business Administration	01/10/2008	$860,184	$2.56
$9,087,445	Massachusetts Housing Investment Corp.	03/29/2005	$9,087,445	$1.06

(d)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

AGM - Insured by Assured Guaranty Municipal Corp.

AMBAC - Insured by American Municipal Bond Insurance Assurance Corp.

FHA - Insured by Federal Housing Administration

IBC - Insured by International Bancshares Corp.

NATL-RE - Insured by National Public Guarantee Corp.

OID - Original Issue Discount

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2013 (Unaudited)

Futures contracts as of December 31, 2013:

	Number of Contracts	Expiration Date	Unrealized (Depreciation)	Notional Value	Counterparty
Short Position:
90 Day Euro
Dollar	25	March, 2014	$(150,937)	$ 6,081,875	Barclays Capital
	25	June, 2014	(163,750)	6,066,562	Barclays Capital
	25	September, 2014	(175,625)	6,051,563	Barclays Capital
Ten Year
U.S. Treasury Notes	310	March, 2014	834,960	38,979,491	Barclays Capital
Thirty Year
U.S. Treasury Bonds	85	March, 2014	236,895	11,143,458	Barclays Capital

Total			$ 581,543

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund

December 31, 2013 (Unaudited)

Principal Amount		Value

Corporate Bonds — 8.44%
Cayman Islands — 0.74%
$340,000	Dubai DOF Sukuk Ltd., 3.88%, 1/30/23	$319,600
1,030,000	Dubai DOF Sukuk Ltd., 6.45%, 5/2/22	1,148,450

		1,468,050

Hungary — 0.20%
390,000	MFB Magyar Fejlesztesi Bank Zrt, 6.25%, 10/21/20	400,725
Indonesia — 0.60%
500,000	Pertamina Persero PT, 5.63%, 5/20/43	396,543
920,000	Pertamina Persero PT, 6.50%, 5/27/41	805,575

		1,202,118

Ireland — 0.11%
250,000	Rosneft Oil Co. via Rosneft International Finance Ltd., 4.20%, 3/6/22	227,825

Luxembourg — 0.72%
1,350,000	Gazprom OAO Via Gaz Capital SA, 7.29%, 8/16/37	1,424,840

Mexico — 0.49%
1,061,000	Petroleos Mexicanos, 3.50%, 1/30/23	965,610

Netherlands — 2.06%
3,771,000	Petrobras Global Finance BV, 4.38%, 5/20/23	3,347,779
930,000	Petrobras Global Finance BV, 5.63%, 5/20/43	761,222

		4,109,001

Turkey — 0.23%
470,000	Hazine Mustesarligi Varlik Kiralama AS, 4.56%, 10/10/18	465,300

United States — 1.74%
8,514,000,000(a)	JPMorgan Chase Bank, N.A., 6.13%, 5/17/28	541,972
2,779,000	Pemex Project Funding Master Trust, 6.63%, 6/15/35	2,914,274

		3,456,246

Venezuela — 1.55%
840,000	Petroleos de Venezuela SA, 4.90%, 10/28/14	768,528
1,040,000	Petroleos de Venezuela SA, 9.00%, 11/17/21	775,779
2,190,000	Petroleos de Venezuela SA, 9.75%, 5/17/35	1,540,516

		3,084,823

Total Corporate Bonds (Cost $17,996,736)		16,804,538

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

Foreign Government Bonds — 68.16%
Brazil — 6.67%
500,000(b)	Brazil Notas do Tesouro Nacional Series F, 10.00%, 1/1/23	$188,820
22,500,000(b)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/17	9,479,419
$1,145,000	Brazilian Government International Bond, 2.63%, 1/5/23	982,909
2,113,000	Brazilian Government International Bond, 4.25%, 1/7/25	2,002,771
666,000	Brazilian Government International Bond, 5.63%, 1/7/41	638,364

		13,292,283

Chile — 1.63%
710,000,000(b)	Chile Government International Bond, 6.00%, 1/1/20	1,420,495
910,000,000(b)	Chile Government International Bond, 6.00%, 1/1/22	1,821,557

		3,242,052

Columbia — 5.48%
2,304,000	Colombia Government International Bond, 4.00%, 2/26/24	2,214,521
160,000	Colombia Government International Bond, 6.13%, 1/18/41	170,174
1,135,000	Colombia Government International Bond, 7.38%, 3/18/19	1,363,981
247,000,000(b)	Colombia Government International Bond, 7.75%, 4/14/21	140,096
1,556,000,000(b)	Colombia Government International Bond, 12.00%, 10/22/15	909,276
5,264,800,000(b)	Colombian TES, 5.00%, 11/21/18	2,616,178
3,578,300,000(b)	Colombian TES, 6.00%, 4/28/28	1,649,515
2,901,900,000(b)	Colombian TES, 10.00%, 7/24/24	1,851,299

		10,915,040

Costa Rica — 0.48%
1,050,000	Costa Rica Government International Bond, 4.25%, 1/26/23	954,126

Cote D’Ivoire (Ivory Coast) — 0.75%
1,675,000	Ivory Coast Government International Bond, 5.75%, 12/31/32(c)	1,486,563

Croatia (Hrvatska) — 1.54%
2,181,000	Croatia Government International Bond, 5.50%, 4/4/23	2,115,268
970,000	Croatia Government International Bond, 6.00%, 1/26/24	960,947

		3,076,215

Dominican Republic — 1.16%
119,000	Dominican Republic International Bond, 5.88%, 4/18/24	114,162
1,100,000	Dominican Republic International Bond, 6.60%, 1/28/24	1,100,000
1,000,000	Dominican Republic International Bond, 7.50%, 5/6/21	1,092,104

		2,306,266

El Salvador — 0.12%
226,000	El Salvador Government International Bond, 7.75%, 1/24/23	248,261

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

Gabon — 0.40%
$800,000	Gabonese Republic, 6.38%, 12/12/24	$798,000
Hungary — 4.76%
158,400,000(b)	Hungary Government Bond, 5.50%, 12/22/16	761,526
31,640,000(b)	Hungary Government Bond, 6.00%, 11/24/23	149,437
112,260,000(b)	Hungary Government Bond, 6.50%, 6/24/19	559,817
351,480,000(b)	Hungary Government Bond, 6.75%, 8/22/14	1,664,805
461,410,000(b)	Hungary Government Bond, 7.75%, 8/24/15	2,284,307
115,390,000(b)	Hungary Government Bond, 8.00%, 2/12/15	563,058
2,424,000	Hungary Government International Bond, 5.38%, 2/21/23	2,393,700
1,100,000	Hungary Government International Bond, 5.75%, 11/22/23	1,098,625

		9,475,275

Indonesia — 1.53%
670,000	Indonesia Government International Bond, 3.38%, 4/15/23	568,719
1,070,000	Indonesia Government International Bond, 11.63%, 3/4/19	1,426,341
242,000,000(b)	Indonesia Treasury Bond, 6.13%, 5/15/28	15,345
14,000,000,000(b)	Indonesia Treasury Bond, 7.00%, 5/15/22	1,046,586

		3,056,991

Malaysia — 2.59%
3,970,000(b)	Malaysia Government Bond, 3.26%, 3/1/18	1,190,913
5,700,000(b)	Malaysia Government Bond, 3.42%, 8/15/22	1,643,169
560,000(b)	Malaysia Government Bond, 3.49%, 3/31/20	166,070
260,000(b)	Malaysia Government Bond, 3.58%, 9/28/18	78,779
823,000(b)	Malaysia Government Bond, 3.84%, 4/15/33	227,570
1,390,000(b)	Malaysia Government Bond, 3.89%, 3/15/27	400,067
2,585,000(b)	Malaysia Government Bond, 4.26%, 9/15/16	806,423
2,000,000(b)	Malaysia Government Bond, 4.38%, 11/29/19	622,225
50,000(b)	Malaysia Government Bond, 5.09%, 4/30/14	15,370

		5,150,586

Mexico — 5.62%
3,230,000(b)	Mexican Bonos, 6.50%, 6/10/21	253,772
18,220,000(b)	Mexican Bonos, 6.50%, 6/9/22	1,412,310
18,610,000(b)	Mexican Bonos, 7.50%, 6/3/27	1,516,590
49,900,000(b)	Mexican Bonos, 8.00%, 12/7/23	4,258,620
13,650,000(b)	Mexican Bonos, 8.50%, 5/31/29	1,186,939
11,860,000(b)	Mexican Bonos, 8.50%, 11/18/38	1,005,053
5,560,000(b)	Mexican Bonos, 10.00%, 11/20/36	541,431
936,000	Mexico Government International Bond, 6.05%, 1/11/40	1,009,487

		11,184,202

Nigeria — 0.65%
78,128,000(b)	Nigeria Government Bond, 15.10%, 4/27/17	513,017

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

56,100,000(b)	Nigeria Government Bond, 16.00%, 6/29/19	$389,252
53,221,000(b)	Nigeria Government Bond, 16.39%, 1/27/22	383,374

		1,285,643

Pakistan — 0.38%
$ 775,000	Pakistan Government International Bond, 6.88%, 6/1/17	755,625

Panama — 0.82%
1,119,000	Panama Government International Bond, 4.30%, 4/29/53	849,026
604,000	Panama Government International Bond, 5.20%, 1/30/20	656,953
115,000	Panama Government International Bond, 6.70%, 1/26/36	128,207

		1,634,186

Paraguay — 0.15%
310,000	Republic of Paraguay, 4.63%, 1/25/23	291,400

Peru — 1.76%
145,000	Peruvian Government International Bond, 5.63%, 11/18/50	144,409
1,255,000	Peruvian Government International Bond, 7.13%, 3/30/19	1,515,276
1,060,000	Peruvian Government International Bond, 7.35%, 7/21/25	1,332,232
1,263,000(b)	Peruvian Government International Bond, 7.84%, 8/12/20	513,412

		3,505,329

Philippines — 0.11%
10,000,000(b)	Philippine Government International Bond, 3.90%, 11/26/22	219,681

Poland — 6.51%
10,493,000(b)	Poland Government Bond, 3.75%, 4/25/18	3,506,713
14,540,000(b)	Poland Government Bond, 4.00%, 10/25/23	4,702,780
1,480,000(b)	Poland Government Bond, 4.75%, 10/25/16	510,946
890,000(b)	Poland Government Bond, 5.25%, 10/25/17	314,080
440,000(b)	Poland Government Bond, 5.50%, 4/25/15	150,828
5,422,000(b)	Poland Government Bond, 5.75%, 10/25/21	1,985,463
618,000(b)	Poland Government Bond, 5.75%, 9/23/22	226,796
192,000	Poland Government International Bond, 3.00%, 3/17/23	174,720
956,000	Poland Government International Bond, 5.00%, 3/23/22	1,018,643
350,000	Poland Government International Bond, 5.13%, 4/21/21	379,624

		12,970,593

Romania — 2.41%
3,200,000(b)	Romania Government Bond, 5.90%, 7/26/17	1,032,091
3,010,000	Romanian Government International Bond, 4.38%, 8/22/23	2,912,175
590,000(d)	Romanian Government International Bond, 4.63%, 9/18/20	846,899

		4,791,165

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

Russia — 7.50%
78,070,000(b)	Russian Federal Bond - OFZ, 6.20%, 1/31/18	$2,315,637
26,342,000(b)	Russian Federal Bond - OFZ, 6.40%, 5/27/20	764,485
14,518,000(b)	Russian Federal Bond - OFZ, 6.80%, 12/11/19	432,892
99,531,000(b)	Russian Federal Bond - OFZ, 7.00%, 1/25/23	2,909,749
60,355,000(b)	Russian Federal Bond - OFZ, 7.00%, 8/16/23	1,767,581
29,360,000(b)	Russian Federal Bond - OFZ, 7.05%, 1/19/28	831,725
44,199,000(b)	Russian Federal Bond - OFZ, 7.40%, 4/19/17	1,368,767
7,514,000(b)	Russian Federal Bond - OFZ, 7.50%, 3/15/18	233,477
12,057,000(b)	Russian Federal Bond - OFZ, 8.15%, 2/3/27	377,597
$ 1,200,000	Russian Foreign Bond - Eurobond, 4.88%, 9/16/23	1,222,263
2,320,175	Russian Foreign Bond - Eurobond, 7.50%, 3/31/30(c)	2,709,964

		14,934,137

Serbia — 0.57%
660,000	Republic of Serbia, 5.88%, 12/3/18	669,075
450,000	Republic of Serbia, 7.25%, 9/28/21	472,500

		1,141,575

Slovenia — 1.15%
1,059,000(d)	Slovenia Government Bond, 4.63%, 9/9/24	1,408,940
640,000(d)	Slovenia Government Bond, 5.13%, 3/30/26	877,360

		2,286,300

South Africa — 5.55%
4,770,000(b)	South Africa Government Bond, 6.25%, 3/31/36	332,480
15,950,339(b)	South Africa Government Bond, 6.75%, 3/31/21	1,445,025
420,000(b)	South Africa Government Bond, 7.00%, 2/28/31	33,702
2,810,000(b)	South Africa Government Bond, 8.00%, 12/21/18	276,957
75,617,650(b)	South Africa Government Bond, 10.50%, 12/21/26	8,464,963
2,684(b)	South Africa Government Bond, 13.50%, 9/15/15	286
475,000	South Africa Government International Bond, 5.88%, 9/16/25	491,730

		11,045,143

Thailand — 2.32%
12,100,000(b)	Thailand Government Bond, 1.20%, 7/14/21(e)	362,022
7,600,000(b)	Thailand Government Bond, 1.25%, 3/12/28(e)	200,752
19,850,000(b)	Thailand Government Bond, 3.13%, 12/11/15	609,158
57,388,000(b)	Thailand Government Bond, 3.45%, 3/8/19	1,745,505
32,701,000(b)	Thailand Government Bond, 3.63%, 6/16/23	969,336
18,910,000(b)	Thailand Government Bond, 3.65%, 12/17/21	568,968
5,495,000(b)	Thailand Government Bond, 3.88%, 6/13/19	170,290
41,000(b)	Thailand Government Bond, 5.25%, 5/12/14	1,260

		4,627,291

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

Turkey — 3.87%
6,739,667(b)	Turkey Government Bond, 7.10%, 3/8/23	$2,579,254
684,748(b)	Turkey Government Bond, 8.50%, 9/14/22	289,640
330,000(b)	Turkey Government Bond, 9.00%, 3/8/17	149,235
1,288,960(b)	Turkey Government Bond, 9.50%, 1/12/22	580,033
$ 1,220,000	Turkey Government International Bond, 6.25%, 9/26/22	1,259,268
2,628,000	Turkey Government International Bond, 7.38%, 2/5/25	2,851,686

		7,709,116

Ukraine — 1.16%
2,460,000	Ukraine Government International Bond, 6.25%, 6/17/16	2,312,400

Venezuela — 0.52%
1,461,800	Venezuela Government International Bond, 8.25%, 10/13/24	1,031,398

Total Foreign Government Bonds (Cost $141,558,643)		135,726,842

Shares
Investment Company — 20.56%
40,947,845	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	40,947,845

Total Investment Company (Cost $40,947,845)		40,947,845

Total Investments (Cost $200,503,224)(f) — 97.16%		$193,479,225

Other assets in excess of liabilities — 2.84%		5,645,754

NET ASSETS — 100.00%		$199,124,979

(a)	Principal amount denoted in Indonesian Rupiah.
(b)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(d)	Principal amount denoted in Euros.
(e)	Inflation protected security. Principal amount reflects original security face amount.
(f)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

December 31, 2013 (Unaudited)

Foreign currency exchange contracts as of December 31, 2013:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
BRL	2,529,690	USD	1,060,000	Citibank, N.A.	1/3/14	$ 10,047
BRL	2,485,170	USD	1,060,000	Citibank, N.A.	1/3/14	(8,785)
BRL	3,980,250	USD	1,740,000	Citibank, N.A.	1/3/14	(56,373)
USD	1,406,741	BRL	3,262,795	Citibank, N.A.	1/3/14	26,594
USD	1,676,423	BRL	3,905,227	Citibank, N.A.	1/3/14	24,530
USD	766,717	BRL	1,827,088	Citibank, N.A.	1/3/14	(6,132)
EUR	1,121,000	USD	1,533,960	Citibank, N.A.	1/9/14	8,196
EUR	300,000	USD	408,302	Citibank, N.A.	1/9/14	4,407
EUR	485,000	USD	667,591	Citibank, N.A.	1/9/14	(379)
USD	406,371	EUR	300,000	Citibank, N.A.	1/9/14	(6,338)
USD	5,335,549	EUR	3,950,000	Citibank, N.A.	1/9/14	(98,452)
AUD	1,070,000	USD	955,173	Citibank, N.A.	1/15/14	(739)
AUD	1,050,000	USD	960,329	Citibank, N.A.	1/15/14	(23,735)
AUD	2,770,000	USD	2,560,865	Citibank, N.A.	1/15/14	(90,042)
CLP	151,525,000	USD	290,000	Citibank, N.A.	1/15/14	(2,142)
COP	1,559,250,000	USD	810,000	Citibank, N.A.	1/15/14	(2,361)
EUR	1,070,000	USD	1,453,888	Citibank, N.A.	1/15/14	18,101
EUR	1,070,000	USD	1,468,567	Citibank, N.A.	1/15/14	3,422
HUF	79,979,785	USD	361,670	Citibank, N.A.	1/15/14	8,141
HUF	103,400,000	USD	470,000	Citibank, N.A.	1/15/14	8,103
HUF	25,561,398	USD	115,408	Citibank, N.A.	1/15/14	2,783
HUF	14,407,269	USD	65,125	Citibank, N.A.	1/15/14	1,492
HUF	13,512,853	USD	61,386	Citibank, N.A.	1/15/14	1,095
HUF	9,942,592	USD	45,103	Citibank, N.A.	1/15/14	869
IDR	7,015,000,000	USD	610,000	Citibank, N.A.	1/15/14	(35,859)
IDR	22,581,815,274	USD	1,951,419	Citibank, N.A.	1/15/14	(103,216)
INR	418,091,523	USD	6,565,508	Citibank, N.A.	1/15/14	175,233
INR	418,091,523	USD	6,574,283	Citibank, N.A.	1/15/14	166,458
INR	120,769,300	USD	1,910,000	Citibank, N.A.	1/15/14	37,120
INR	32,277,900	USD	510,000	Citibank, N.A.	1/15/14	10,405
MXN	14,168,940	USD	1,070,000	Citibank, N.A.	1/15/14	13,799
MXN	19,813,247	USD	1,501,892	Citibank, N.A.	1/15/14	13,647
MXN	19,813,247	USD	1,502,369	Citibank, N.A.	1/15/14	13,170
MXN	19,795,897	USD	1,501,589	Citibank, N.A.	1/15/14	12,623
MXN	19,813,246	USD	1,503,065	Citibank, N.A.	1/15/14	12,474
MXN	8,548,860	USD	648,722	Citibank, N.A.	1/15/14	5,190
MXN	7,041,870	USD	540,000	Citibank, N.A.	1/15/14	(1,359)
MXN	6,903,621	USD	530,000	Citibank, N.A.	1/15/14	(1,934)
MXN	7,031,718	USD	540,000	Citibank, N.A.	1/15/14	(2,135)
MXN	6,895,300	USD	530,000	Citibank, N.A.	1/15/14	(2,570)
MXN	13,880,040	USD	1,070,000	Citibank, N.A.	1/15/14	(8,299)
MXN	25,885,000	USD	2,000,000	Citibank, N.A.	1/15/14	(20,025)
MYR	1,034,400	USD	320,000	Citibank, N.A.	1/15/14	(4,505)
MYR	5,311,872	USD	1,652,935	Citibank, N.A.	1/15/14	(32,797)
MYR	5,311,874	USD	1,652,987	Citibank, N.A.	1/15/14	(32,848)
MYR	3,657,000	USD	1,150,000	Citibank, N.A.	1/15/14	(34,603)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

December 31, 2013 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
PHP	46,928,850	USD	1,060,000	Citibank, N.A.	1/15/14	$ 2,099
PHP	38,682,600	USD	887,521	Citibank, N.A.	1/15/14	(12,052)
PLN	6,231,682	USD	1,991,462	Citibank, N.A.	1/15/14	69,289
PLN	6,231,681	USD	1,991,843	Citibank, N.A.	1/15/14	68,907
PLN	6,256,950	USD	2,020,000	Citibank, N.A.	1/15/14	49,106
PLN	3,239,992	USD	1,056,473	Citibank, N.A.	1/15/14	14,957
PLN	1,221,334	USD	393,218	Citibank, N.A.	1/15/14	10,664
PLN	898,273	USD	289,234	Citibank, N.A.	1/15/14	7,816
PLN	1,511,418	USD	494,760	Citibank, N.A.	1/15/14	5,050
PLN	407,278	USD	130,676	Citibank, N.A.	1/15/14	4,006
PLN	1,510,392	USD	495,747	Citibank, N.A.	1/15/14	3,724
PLN	820,873	USD	269,643	Citibank, N.A.	1/15/14	1,811
RON	1,772,827	USD	538,232	Citibank, N.A.	1/15/14	6,782
RUB	35,184,050	USD	1,060,000	Citibank, N.A.	1/15/14	6,878
RUB	18,226,674	USD	550,380	Citibank, N.A.	1/15/14	2,303
RUB	28,727,400	USD	870,000	Citibank, N.A.	1/15/14	1,095
RUB	44,998,642	USD	1,363,492	Citibank, N.A.	1/15/14	992
RUB	35,260,780	USD	1,070,000	Citibank, N.A.	1/15/14	(795)
THB	3,302,870	USD	103,344	Citibank, N.A.	1/15/14	(2,905)
THB	10,432,400	USD	326,932	Citibank, N.A.	1/15/14	(9,688)
THB	20,935,200	USD	660,000	Citibank, N.A.	1/15/14	(23,372)
TRY	1,134,216	USD	540,000	Citibank, N.A.	1/15/14	(13,918)
TRY	792,870	USD	390,000	Citibank, N.A.	1/15/14	(22,244)
TRY	943,055	USD	461,558	Citibank, N.A.	1/15/14	(24,142)
TRY	913,950	USD	450,000	Citibank, N.A.	1/15/14	(26,084)
TRY	913,725	USD	450,000	Citibank, N.A.	1/15/14	(26,188)
TRY	1,014,400	USD	500,000	Citibank, N.A.	1/15/14	(29,492)
TRY	1,829,520	USD	900,000	Citibank, N.A.	1/15/14	(51,416)
TRY	2,074,221	USD	1,020,000	Citibank, N.A.	1/15/14	(57,916)
TRY	2,138,535	USD	1,050,000	Citibank, N.A.	1/15/14	(58,086)
TRY	2,154,026	USD	1,060,000	Citibank, N.A.	1/15/14	(60,901)
TRY	2,045,957	USD	1,010,000	Citibank, N.A.	1/15/14	(61,026)
TRY	2,146,818	USD	1,060,000	Citibank, N.A.	1/15/14	(64,244)
USD	1,050,000	TRY	2,129,820	Citibank, N.A.	1/15/14	62,128
USD	1,060,000	TRY	2,162,241	Citibank, N.A.	1/15/14	57,090
USD	1,730,137	ZAR	17,694,976	Citibank, N.A.	1/15/14	47,025
USD	1,508,245	ZAR	15,475,347	Citibank, N.A.	1/15/14	36,260
USD	695,314	TRY	1,428,871	Citibank, N.A.	1/15/14	32,563
USD	1,060,000	ZAR	10,852,810	Citibank, N.A.	1/15/14	27,702
USD	434,586	TRY	882,665	Citibank, N.A.	1/15/14	25,180
USD	520,000	TRY	1,067,664	Citibank, N.A.	1/15/14	24,787
USD	530,000	TRY	1,090,316	Citibank, N.A.	1/15/14	24,280
USD	530,000	TRY	1,090,793	Citibank, N.A.	1/15/14	24,059
USD	530,000	TRY	1,091,164	Citibank, N.A.	1/15/14	23,887
USD	607,880	THB	19,340,929	Citibank, N.A.	1/15/14	19,733
USD	963,869	AUD	1,060,000	Citibank, N.A.	1/15/14	18,355
USD	1,050,000	THB	33,925,500	Citibank, N.A.	1/15/14	18,344

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

December 31, 2013 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	680,068	MYR	2,170,233	Citibank, N.A.	1/15/14	$ 18,140
USD	1,050,000	THB	33,969,600	Citibank, N.A.	1/15/14	17,003
USD	320,000	TRY	655,120	Citibank, N.A.	1/15/14	16,136
USD	1,070,000	MXN	13,792,514	Citibank, N.A.	1/15/14	14,994
USD	977,057	AUD	1,080,000	Citibank, N.A.	1/15/14	13,703
USD	975,996	AUD	1,080,000	Citibank, N.A.	1/15/14	12,642
USD	545,985	AUD	600,000	Citibank, N.A.	1/15/14	10,789
USD	450,000	THB	14,544,000	Citibank, N.A.	1/15/14	7,725
USD	650,000	MXN	8,411,899	Citibank, N.A.	1/15/14	6,564
USD	660,000	PHP	28,929,780	Citibank, N.A.	1/15/14	5,258
USD	805,343	MXN	10,467,440	Citibank, N.A.	1/15/14	4,676
USD	505,122	MXN	6,559,009	Citibank, N.A.	1/15/14	3,416
USD	501,283	MXN	6,515,428	Citibank, N.A.	1/15/14	2,910
USD	149,786	MYR	483,884	Citibank, N.A.	1/15/14	2,200
USD	530,000	ZAR	5,554,400	Citibank, N.A.	1/15/14	1,676
USD	924,496	CLP	486,007,723	Citibank, N.A.	1/15/14	1,207
USD	1,040,000	RUB	34,274,968	Citibank, N.A.	1/15/14	687
USD	406,844	COP	784,497,565	Citibank, N.A.	1/15/14	501
USD	419,908	CLP	220,934,334	Citibank, N.A.	1/15/14	189
USD	300,000	COP	579,900,000	Citibank, N.A.	1/15/14	(369)
USD	370,000	INR	22,973,300	Citibank, N.A.	1/15/14	(390)
USD	66,457	PEN	187,641	Citibank, N.A.	1/15/14	(421)
USD	123,353	PEN	348,287	Citibank, N.A.	1/15/14	(781)
USD	1,080,000	MXN	14,130,720	Citibank, N.A.	1/15/14	(876)
USD	1,676,567	RUB	55,325,037	Citibank, N.A.	1/15/14	(1,042)
USD	953,343	AUD	1,070,000	Citibank, N.A.	1/15/14	(1,090)
USD	530,000	INR	32,950,100	Citibank, N.A.	1/15/14	(1,243)
USD	319,604	RUB	10,582,392	Citibank, N.A.	1/15/14	(1,284)
USD	520,000	HUF	112,834,800	Citibank, N.A.	1/15/14	(1,727)
USD	530,000	INR	33,003,100	Citibank, N.A.	1/15/14	(2,097)
USD	200,778	RON	661,402	Citibank, N.A.	1/15/14	(2,555)
USD	670,000	MXN	8,799,311	Citibank, N.A.	1/15/14	(3,070)
USD	520,000	HUF	113,185,800	Citibank, N.A.	1/15/14	(3,350)
USD	347,118	RON	1,143,233	Citibank, N.A.	1/15/14	(4,342)
USD	640,000	PLN	1,950,080	Citibank, N.A.	1/15/14	(4,870)
USD	1,060,000	RUB	35,154,900	Citibank, N.A.	1/15/14	(5,995)
USD	300,000	HUF	66,180,000	Citibank, N.A.	1/15/14	(6,004)
USD	1,735,328	MXN	22,766,633	Citibank, N.A.	1/15/14	(6,119)
USD	518,623	COP	1,013,000,346	Citibank, N.A.	1/15/14	(6,248)
USD	1,465,365	EUR	1,070,000	Citibank, N.A.	1/15/14	(6,624)
USD	1,842,570	RUB	60,990,906	Citibank, N.A.	1/15/14	(6,844)
USD	530,000	INR	33,334,350	Citibank, N.A.	1/15/14	(7,438)
USD	520,000	INR	32,728,800	Citibank, N.A.	1/15/14	(7,675)
USD	520,000	INR	32,744,400	Citibank, N.A.	1/15/14	(7,926)
USD	1,841,040	RUB	60,990,906	Citibank, N.A.	1/15/14	(8,374)
USD	1,462,764	EUR	1,070,000	Citibank, N.A.	1/15/14	(9,225)
USD	460,000	INR	29,108,800	Citibank, N.A.	1/15/14	(9,311)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

December 31, 2013 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	723,459	PLN	2,218,847	Citibank, N.A.	1/15/14	$(10,290)
USD	1,090,000	RUB	36,306,265	Citibank, N.A.	1/15/14	(10,907)
USD	1,060,000	ILS	3,738,514	Citibank, N.A.	1/15/14	(16,443)
USD	854,626	HUF	188,534,869	Citibank, N.A.	1/15/14	(17,124)
USD	1,795,776	RUB	59,824,480	Citibank, N.A.	1/15/14	(18,269)
USD	698,133	PLN	2,168,925	Citibank, N.A.	1/15/14	(19,107)
USD	760,000	PLN	2,363,372	Citibank, N.A.	1/15/14	(21,542)
USD	1,366,234	PLN	4,225,693	Citibank, N.A.	1/15/14	(31,157)
USD	1,450,401	PLN	4,503,878	Citibank, N.A.	1/15/14	(38,984)
USD	2,567,482	HUF	566,001,385	Citibank, N.A.	1/15/14	(49,604)
ZAR	11,412,360	USD	1,080,000	Citibank, N.A.	1/15/14	5,522
ZAR	3,649,273	USD	354,402	Citibank, N.A.	1/15/14	(7,290)
ZAR	17,031,600	USD	1,660,000	Citibank, N.A.	1/15/14	(39,987)
ZAR	15,602,624	USD	1,525,601	Citibank, N.A.	1/15/14	(41,509)
ZAR	15,602,625	USD	1,525,914	Citibank, N.A.	1/15/14	(41,823)
BRL	1,827,088	USD	760,716	Citibank, N.A.	2/4/14	5,829
CNY	14,817,013	USD	2,418,709	Citibank, N.A.	3/20/14	7,148
CNY	11,372,920	USD	1,855,894	Citibank, N.A.	3/20/14	6,092
CNY	11,397,702	USD	1,860,333	Citibank, N.A.	3/20/14	5,711
CNY	11,397,702	USD	1,860,606	Citibank, N.A.	3/20/14	5,437
CNY	6,980,790	USD	1,137,678	Citibank, N.A.	3/20/14	5,225
CNY	1,953,280	USD	320,000	Citibank, N.A.	3/20/14	(207)

Total						$(145,479)

Interest rate swaps as of December 31, 2013:

				Notional
Fixed			Expiration	Amount		Unrealized
Rate	Floating Rate	Counterparty	Date	(000)		Depreciation
8.72%	BRL-CDI	Deutsche Bank AG	1/2/17	BRL	7,090(a)	$(339,254)
7.71%	INR-MIBOR-OIS-COMPOUND	JPMorgan Chase Bank, N.A.	3/30/14	INR	390,000(a)	(30,775)
7.46%	INR-MIBOR-OIS-COMPOUND	Citibank, N.A.	7/15/15	INR	152,740(a)	(48,537)
7.01%	INR-MIBOR-OIS-COMPOUND	Citigroup Global Markets, Inc.	6/17/18	INR	285,000(a)	(253,378)
8.41%	INR-MIBOR-OIS-COMPOUND	Deutsche Bank AG	9/9/18	INR	520,810(a)	(5,728)
4.01%	MXN-TIIE-Banxico	Citigroup Global Markets, Inc.	2/9/15	MXN	44,660(b)	(26,175)
3.79%	MXN-TIIE-Banxico	Deutsche Bank AG	3/23/15	MXN	25,100(b)	(12,339)
5.27%	MXN-TIIE-Banxico	Citigroup Global Markets, Inc.	5/5/23	MXN	12,360(a)	(106,150)
5.27%	MXN-TIIE-Banxico	Deutsche Bank AG	5/5/23	MXN	11,950(a)	(102,629)

Total						$(924,965)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

December 31, 2013 (Unaudited)

Total return swaps as of December 31, 2013:

				Notional
Fixed			Expiration	Amount
Rate	Reference Entity	Counterparty	Date	(000)		Value
10.00%	Brazil Notas do Tesouro Nacional, Series F	Deutsche Bank AG	1/1/21	BRL	8,400(a)	$3,445,643
11.50%	Indonesia Treasury Bond	Citigroup Global Markets, Inc.	9/15/19	IDR	793,000(a)	77,198
12.80%	Indonesia Treasury Bond	Citigroup Global Markets, Inc.	6/15/21	IDR	725,000(a)	74,145
7.00%	Indonesia Treasury Bond	Deutsche Bank AG	5/15/27	IDR	4,680,000(a)	331,066
9.50%	Indonesia Treasury Bond	Citibank, N.A.	7/15/31	IDR	1,161,000(a)	104,080
7.35%	Russian Federal Bond - OFZ	Citibank, N.A.	1/20/16	RUB	10,780(a)	344,533

Total (Cost $4,809,021)						$4,376,665

(a)	The Counterparty pays the fixed rate on these swaps.
(b)	The Fund pays the fixed rate on these swaps.

Abbreviations used are defined below:

AUD - Australian Dollar

BRL - Brazilian Real

BRL-CDI - Brazil Cetip Interbank Deposit Rate

CLP - Chilean Peso

CNY - Chinese Yuan

COP - Colombian Peso

EUR - Euro

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli New Shekel

INR - Indian Rupee

INR-MIBOR-OIS-COMPOUND - Mumbai Interbank Offered Rate - Overnight Index Swap

MXN - Mexican Peso

MXN-TIIE-Banxico - Mexican Interbank Equilibrium Interest Rate

MYR - Malaysian Ringgit

PEN - Peruvian Neuevo Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

THB - Thai Baht

TRY - Turkish Lira

USD - United States Dollar

ZAR - South African Rand

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

December 31, 2013 (Unaudited)

Portfolio Diversification (Unaudited)

Percentage
Industries	of Net Assets
Foreign Government Bonds	69.13%
Energy	7.00%
Financials	0.47%
Other*	23.40%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, interest rate swaps, total return swaps, foreign currency exchange contracts and accrued expenses payable.

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund

December 31, 2013 (Unaudited)

Principal Amount		Value

Corporate Bonds — 90.08%
Brazil — 4.79%
$ 180,000	Banco BMG SA, 9.15%, 1/15/16	$183,150
200,000	Centrais Eletricas Brasileiras SA, 5.75%, 10/27/21	191,901
200,000	Cosan Overseas Ltd., 8.25%, 11/29/49	199,000
200,000	OI SA, 5.75%, 2/10/22	183,498
200,000	Telemar Norte Leste SA, 5.50%, 10/23/20	189,753

		947,302

British Virgin Islands — 8.78%
400,000	Bestgain Real Estate Ltd., 2.63%, 3/13/18	373,332
400,000	CNOOC Finance 2013 Ltd., 3.00%, 5/9/23	355,364
200,000	FPC Finance Ltd., 6.00%, 6/28/19	207,000
200,000	Franshion Brilliant Ltd., 5.38%, 10/17/18	204,000
200,000	PCCW Capital No. 4 Ltd., 5.75%, 4/17/22	201,196
200,000	Poly Real Estate Finance Ltd., 4.50%, 8/6/18	196,932
200,000	Wanda Properties Overseas Ltd., 4.88%, 11/21/18	197,917

		1,735,741

Bulgaria — 1.39%
200,000(a)	Vivacom, 6.63%, 11/15/18	275,005

Canada — 1.02%
200,000	Pacific Rubiales Energy Corp., 5.38%, 1/26/19	201,382

Cayman Islands — 15.48%
200,000	Country Garden Holdings Co. Ltd., 7.50%, 1/10/23	191,500
200,000	ENN Energy Holdings Ltd., 6.00%, 5/13/21	214,176
190,000	Hutchison Whampoa International 10 Ltd., 6.00%, 12/29/49(b)	201,172
380,000	Hutchison Whampoa International 12 Ltd., 6.00%, 5/7/17(b)	403,750
200,000	Longfor Properties Co. Ltd., 6.75%, 1/29/23	183,500
200,000	MAF Global Securities Ltd., 7.13%, 10/29/49(b)	203,020
200,000	MCE Finance Ltd., 5.00%, 2/15/21	193,000
500,000	Odebrecht Finance Ltd., 7.13%, 6/26/42	460,597
200,000	Ooredoo Tamweel Ltd., 3.04%, 12/3/18	199,000
200,000	Sable International Finance Ltd., 8.75%, 2/1/20	225,000
200,000	Saudi Electricity Global Sukuk Co. 2, 5.06%, 4/8/43	180,000
400,000	Sukuk Funding No. 3 Ltd., 4.35%, 12/3/18	405,400

		3,060,115

Chile — 5.72%
200,000	AES Gener SA, 5.25%, 8/15/21	203,113
200,000	Cencosud SA, 4.88%, 1/20/23	185,717
150,000	Cencosud SA, 5.50%, 1/20/21	149,740
400,000	Corpbanca SA, 3.13%, 1/15/18	382,000

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

$200,000	E.CL SA, 5.63%, 1/15/21	$209,750

		1,130,320

Columbia — 4.08%
200,000	Banco de Bogota SA, 5.38%, 2/19/23	195,900
87,000	Bancolombia SA, 5.13%, 9/11/22	81,276
300,000	Empresa de Energia de Bogota SA, 6.13%, 11/10/21	317,264
200,000	Transportadora de Gas Internacional SA ESP, 5.70%, 3/20/22	211,997

		806,437

Guernsey — 0.96%
187,719	Doric Nimrod Air Finance Alpha Ltd. 2012-1, Class A Pass
	Through Trust, 5.13%, 11/30/22	190,535

India — 3.84%
200,000	ICICI Bank Ltd., 4.80%, 5/22/19	201,234
200,000	ICICI Bank Ltd., 5.75%, 11/16/20	205,364
200,000	NTPC Ltd., 4.75%, 10/3/22	183,426
200,000	ONGC Videsh Ltd., 3.75%, 5/7/23	168,246

		758,270

Ireland — 4.00%
400,000	Gazprombank OJSC Via GPB Eurobond Finance Plc, 7.50%, 12/28/23(b)	408,000
200,000	Rosneft Oil Co. via Rosneft International Finance Ltd., 4.20%, 3/6/22	182,260
200,000	Vnesheconombank Via VEB Finance Plc, 4.22%, 11/21/18	201,100

		791,360

Isle of Man — 1.32%
250,000	AngloGold Ashanti Holdings Plc, 8.50%, 7/30/20	261,563

Israel — 3.27%
200,000	Israel Electric Corp. Ltd., 5.63%, 6/21/18	211,400
200,000	Israel Electric Corp. Ltd., 6.88%, 6/21/23	213,250
200,000	Israel Electric Corp. Ltd., 7.25%, 1/15/19	221,500

		646,150

Jersey Channel Island — 2.00%
200,000	Polyus Gold International Ltd., 5.63%, 4/29/20	193,250
200,000	Vedanta Resources Jersey Ltd., 5.50%, 7/13/16	201,800

		395,050

Luxembourg — 7.19%
200,000	Altice Financing SA, 7.88%, 12/15/19	217,000
200,000	CSN Resources SA, 6.50%, 7/21/20	202,760

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

$ 200,000	Gazprom Neft OAO Via GPN Capital SA, 4.38%, 9/19/22	$183,750
200,000	Millicom International Cellular SA, 6.63%, 10/15/21	208,000
200,000	Offshore Drilling Holding SA, 8.38%, 9/20/20	212,808
200,000	Russian Agricultural Bank OJSC Via RSHB Capital SA, 6.00%, 6/3/21(b)	205,650
200,000	Severstal OAO Via Steel Capital SA, 5.90%, 10/17/22	192,500

		1,422,468

Mexico — 6.67%
100,000(a)	America Movil SAB de CV, 5.13%, 9/6/73(b)	143,337
2,060,000(c)	America Movil SAB de CV, 6.45%, 12/5/22	146,530
500,000	BBVA Bancomer SA/Texas, 6.75%, 9/30/22	528,750
200,000	Cemex SAB de CV, 7.25%, 1/15/21	206,078
100,000	Controladora Mabe SA de CV, 7.88%, 10/28/19	111,332
100,000	Petroleos Mexicanos, 4.88%, 1/24/22	102,244
600,000(c)	Petroleos Mexicanos, 7.65%, 11/24/21	47,537
225,000	Urbi Desarrollos Urbanos SAB de CV, 9.75%, 2/3/22(d)	32,625

		1,318,433

Netherlands — 3.37%
400,000	Bharti Airtel International Netherlands BV, 5.13%, 3/11/23	369,000
200,000	Listrindo Capital BV, 6.95%, 2/21/19	208,500
100,000	Petrobras Global Finance BV, 4.38%, 5/20/23	88,777

		666,277

Peru — 4.02%
83,000	Banco de Credito del Peru, 6.13%, 4/24/27(b)	82,585
100,000	Banco de Credito del Peru/Panama, 6.13%, 4/24/27(b)	99,500
236,000	Banco de Credito del Peru/Panama, 6.88%, 9/16/26(b)	246,030
200,000	Consorcio Transmantaro SA, 4.38%, 5/7/23	183,000
200,000	Volcan Cia Minera SAA, 5.38%, 2/2/22	182,750

		793,865

Qatar — 1.15%
213,060	Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20	227,974

Singapore — 1.01%
200,000	Oversea-Chinese Banking Corp. Ltd., 3.15%, 3/11/23(b)	199,520

South Korea — 1.01%
200,000	Korea Hydro & Nuclear Power Co. Ltd., 2.88%, 10/2/18	199,229

Sweden — 1.21%
200,000	Eileme 2 AB, 11.63%, 1/31/20	239,500

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

Turkey — 3.00%
$400,000	Turkiye Halk Bankasi AS, 4.88%, 7/19/17	$396,000
200,000	Turkiye Is Bankasi, 7.85%, 12/10/23	196,500

		592,500

United Arab Emirates — 2.25%
450,000	DP World Ltd., 6.85%, 7/2/37	444,974

United States — 1.37%
240,000	Cemex Finance LLC, 9.38%, 10/12/22	270,761
Venezuela — 1.18%
255,058	Petroleos de Venezuela SA, 4.90%, 10/28/14	233,356

Total Corporate Bonds (Cost $18,112,800)		17,808,087

Shares
Investment Company — 5.95%
1,176,108	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	1,176,108

Total Investment Company (Cost $1,176,108)		1,176,108

Total Investments (Cost $19,288,908)(e) — 96.03%		$18,984,195

Other assets in excess of liabilities — 3.97%		784,001

NET ASSETS — 100.00%		$19,768,196

(a)	Principal amount denoted in Euros.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2013.
(c)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(d)	Issuer filed for bankruptcy and/or is in default of interest payments.
(e)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

December 31, 2013 (Unaudited)

Foreign currency exchange contracts as of December 31, 2013:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
MXN	959,052	USD	73,790	Citibank, N.A.	1/3/14	$(356)
MXN	958,308	USD	74,201	Citibank, N.A.	1/3/14	(823)
USD	148,374	MXN	1,917,360	Citibank, N.A.	1/3/14	1,561
USD	405,261	EUR	300,000	Citibank, N.A.	1/9/14	(7,448)

Total						$(7,066)

Credit default swaps as of December 31, 2013:

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
1.00%	Brazilian Government International Bond	Credit Suisse International	3/20/19	Buy	USD	200	$8,765
1.00%	iTraxx Asia ex-Japan, Series 20	JPMorgan Chase Bank, N.A.	12/20/18	Sell	USD	200(a)	(2,713)

Total (Premiums received $6,162)							$6,052

(a)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Abbreviations used are defined below:

EUR - Euro

MXN - Mexican Peso

USD - United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

December 31, 2013 (Unaudited)

Portfolio Diversification (Unaudited)

Percentage
Industries	of Net Assets
Financials	33.20%
Utilities	13.84%
Telecom Services	13.14%
Energy	10.13%
Materials	7.25%
Industrials	5.98%
Consumer Staples	5.56%
Consumer Discretionary	0.98%
Other*	9.92%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, foreign currency exchange contracts and accrued expenses payable.

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund

December 31, 2013 (Unaudited)

Principal Amount		Value

Bank Loans — 8.38%
Italy — 0.17%
250,000(a)	Seat Pagine Term Loan, 5.30%, 6/28/16(b)(c)	$50,853

United States — 8.21%
$ 160,000	Altice Financing SA, 4.50%, 6/24/19(b)	160,800
100,000	Ardent Medical Services, Inc. 1st Lien, 0.00%, 7/2/18(b)	100,292
260,000	Ardent Medical Services, Inc. 2nd Lien, 9.50%, 1/2/19(b)	261,950
45,923	Clear Channel Communications, Inc. Term Loan, 3.65%, 1/29/16(b)	44,424
282,931	Clear Channel Communications, Inc. Term Loan, 6.75%, 1/29/16(b)	269,845
110,000(a)	Darling International, Inc., 0.00%, 12/19/20(b)	151,327
309,225	H.J. Heinz Co. Term Loan, 2.25%, 7/7/19(b)	310,858
159,600	H.J. Heinz Co. Term Loan, 2.50%, 6/7/20(b)	160,711
298,500	Integra Telcom, Inc. Term Loan 1st Lien, 4.00%, 2/22/19(b)	302,106
150,000	Ranpak, Inc., 7.25%, 4/23/20(b)	153,750
347,328	Sensus USA, Inc., 3.50%, 5/9/17(b)	347,762
250,000	Springer Science & Business Media GmbH, 4.00%, 8/14/20(b)	250,833

		2,514,658

Total Bank Loans (Cost $2,593,055)		2,565,511

Corporate Bonds — 87.63%
Australia — 0.43%
130,000	TFS Corp. Ltd., 11.00%, 7/15/18(d)	132,600

Barbados — 2.15%
610,000	Columbus International, Inc., 11.50%, 11/20/14	657,275

Bermuda — 3.96%
200,000	Digicel Ltd., 6.00%, 4/15/21	193,750
450,000	Digicel Ltd., 7.00%, 2/15/20(d)	457,875
400,000	Digicel Ltd., 8.25%, 9/1/17(d)	416,000
140,000	Digicel Ltd., 8.25%, 9/1/17	145,600

		1,213,225

British Virgin Islands — 0.53%
200,000	Gold Fields Orogen Holding BVI Ltd., 4.88%, 10/7/20(d)	162,000

Canada — 2.58%
240,000(e)	Great Canadian Gaming Corp., 6.63%, 7/25/22(d)	236,950
319,000	Mood Media Corp., 9.25%, 10/15/20(d)	279,125

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

$ 270,000	Valeant Pharmaceuticals International, Inc., 5.63%, 12/1/21(d)	$272,025

		788,100

Cayman Islands — 2.88%
140,000(f)	Brakes Capital, 7.13%, 12/15/18	229,516
340,000	Sable International Finance Ltd., 7.75%, 2/15/17(d)	354,450
200,000(a)	UPCB Finance Ltd., 7.63%, 1/15/20	297,152

		881,118

Croatia (Hrvatska) — 0.99%
209,000(a)	Agrokor DD, 10.00%, 12/7/16	303,350

Denmark — 0.90%
260,000	Welltec A/S, 8.00%, 2/1/19(d)	275,480

Germany — 1.65%
130,000(a)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.75%, 1/15/23	184,207
200,000(a)	Unitymedia KabelBW GmbH, 9.50%, 3/15/21	319,163

		503,370

Luxembourg — 10.57%
200,000	Albea Beauty Holdings SA, 8.38%, 11/1/19(d)	208,000
100,000(a)	Albea Beauty Holdings SA, 8.75%, 11/1/19	146,233
200,000	Altice Financing SA, 7.88%, 12/15/19(d)	217,000
280,000	Altice Finco SA, 9.88%, 12/15/20(d)	315,700
430,000	Intelsat Jackson Holdings SA, 5.50%, 8/1/23(d)	406,350
280,000	Intelsat Jackson Holdings SA, 6.63%, 12/15/22	287,700
100,000	Intelsat Jackson Holdings SA, 6.63%, 12/15/22(d)	102,750
130,000	Intelsat Luxembourg SA, 8.13%, 6/1/23(d)	139,263
240,000(g)	Mobile Challenger Intermediate Group SA, 8.75% cash or 9.50% payment-in-kind interest, 3/15/19(h)	279,805
270,000	Nielsen Co. Luxembourg SARL (The), 5.50%, 10/1/21(d)	275,400
110,000(a)	Ontex IV SA, 9.00%, 4/15/19	163,812
60,000(a)	Sunrise Communications Holdings SA, 8.50%, 12/31/18	89,971
410,000	Wind Acquisition Finance SA, 7.25%, 2/15/18(d)	430,321
120,000(a)	Wind Acquisition Finance SA, 7.38%, 2/15/18	174,577

		3,236,882

Mexico — 0.13%
280,000	Urbi Desarrollos Urbanos SAB de CV, 9.75%, 2/3/22(c)	40,600

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

Netherlands — 3.36%
$ 470,000	InterGen NV, 7.00%, 6/30/23(d)	$487,121
200,000	LBC Tank Terminals Holding Netherlands BV, 6.88%, 5/15/23(d)	206,750
290,000(g)	UPC Holding BV, 6.75%, 3/15/23	334,847

		1,028,718

Spain — 0.85%
180,000(a)	Inaer Aviation Finance Ltd., 9.50%, 8/1/17	260,627

Switzerland — 0.69%
200,000	Credit Suisse Group AG, 7.50%, 12/11/49(b)(d)	211,500

United Kingdom — 6.11%
80,000(f)	Barclays Bank Plc, 6.00%, 6/29/49(b)	123,866
320,000	CEVA Group Plc, 8.38%, 12/1/17(d)	334,400
100,000(f)	Co-operative Group Holdings 2011, 6.88%, 7/8/20(i)	169,736
110,000(f)	F&C Asset Management Plc, 6.75%, 12/20/26(b)	162,118
200,000(f)	Moto Finance Plc, 10.25%, 3/15/17	358,515
100,000(f)	Pendragon Plc, 6.88%, 5/1/20	173,048
100,000(f)	Phosphorus Holdco Plc, 10.00% cash or 10.75% payment-in-kind interest, 4/1/19(h)	161,456
100,000(f)	Priory Group No. 3 Plc, 7.00%, 2/15/18	173,875
200,000	Royal Bank of Scotland Group Plc, 6.99%, 10/29/49(b)(d)	213,000

		1,870,014

United States — 49.85%
345,000	ADT Corp. (The), 6.25%, 10/15/21(d)	362,250
200,000	Audatex North America, Inc., 6.00%, 6/15/21(d)	209,500
60,000	Audatex North America, Inc., 6.13%, 11/1/23(d)	61,800
292,000	BakerCorp International, Inc., 8.25%, 6/1/19	291,270
200,000(a)	Belden, Inc., 5.50%, 4/15/23	266,132
270,000	BI-LO LLC/BI-LO Finance Corp., 8.63% cash or 9.38% payment-in-kind interest, 9/15/18(d)(h)	282,150
461,000	BI-LO LLC/BI-LO Finance Corp., 9.25%, 2/15/19(d)	509,405
300,000	Blackboard, Inc., 7.75%, 11/15/19(d)	297,750
200,000	Burger King Corp., 9.88%, 10/15/18	222,000
370,000	CBRE Services, Inc., 5.00%, 3/15/23	355,663
238,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 2/15/23	220,745
400,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.38%, 9/15/20(d)	410,000
241,000	Chaparral Energy, Inc., 7.63%, 11/15/22	257,870
90,000	Chaparral Energy, Inc., 9.88%, 10/1/20	101,700
300,000	Cinemark USA, Inc., 4.88%, 6/1/23	282,000
270,000	DJO Finance LLC/DJO Finance Corp., 8.75%, 3/15/18	296,325
275,000	Emergency Medical Services Corp., 8.13%, 6/1/19	298,031
380,000	Epicor Software Corp., 8.63%, 5/1/19	412,300

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

$ 320,000	First Quality Finance Co., Inc., 4.63%, 5/15/21(d)	$304,000
250,000	GCI, Inc., 6.75%, 6/1/21	239,375
412,000	Geo Group, Inc. (The), 5.13%, 4/1/23	381,100
250,000	Griffey Intermediate, Inc./Griffey Finance Sub LLC, 7.00%, 10/15/20(d)	198,125
70,000	HCA Holdings, Inc., 6.25%, 2/15/21	73,237
200,000	HCA, Inc., 5.88%, 5/1/23	197,500
280,000	HCA, Inc., 6.50%, 2/15/20	307,650
100,000(a)	Infor US, Inc., 10.00%, 4/1/19	154,423
210,000	Iron Mountain, Inc., 6.00%, 8/15/23	215,250
160,000	Kenan Advantage Group, Inc. (The), 8.38%, 12/15/18(d)	168,400
90,000	Level 3 Financing, Inc., 6.13%, 1/15/21(d)	90,900
210,000	Level 3 Financing, Inc., 7.00%, 6/1/20	222,600
370,000	Level 3 Financing, Inc., 8.13%, 7/1/19	405,150
300,000	LKQ Corp., 4.75%, 5/15/23(d)	279,000
200,000(f)	Lynx I Corp., 6.00%, 4/15/21	339,471
200,000(f)	Lynx II Corp., 7.00%, 4/15/23	344,439
410,000	National Mentor Holdings, Inc., 12.50%, 2/15/18(d)	438,700
160,000	NCR Escrow Corp., 5.88%, 12/15/21(d)	163,000
259,000	PAETEC Holding Corp., 9.88%, 12/1/18	289,433
479,000	Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp., 8.88%, 4/15/17(d)	479,000
135,000	PDC Energy, Inc., 7.75%, 10/15/22	145,800
192,000	Physio-Control International, Inc., 9.88%, 1/15/19(d)	215,040
150,000	Pinnacle Entertainment, Inc., 7.75%, 4/1/22	163,500
300,000	Rosetta Resources, Inc., 5.63%, 5/1/21	299,250
100,000	Rosetta Resources, Inc., 5.88%, 6/1/22	99,250
187,000	Sabre, Inc., 8.50%, 5/15/19(d)	207,570
160,000	Sinclair Television Group, Inc., 6.38%, 11/1/21(d)	165,600
160,000	Sirius XM Radio, Inc., 5.75%, 8/1/21(d)	161,600
110,000	Spectrum Brands Escrow Corp., 6.38%, 11/15/20(d)	117,425
200,000	Spectrum Brands Escrow Corp., 6.63%, 11/15/22(d)	212,750
150,000	Sprint Corp., 7.13%, 6/15/24(d)	152,250
190,000	Sprint Corp., 7.25%, 9/15/21(d)	204,013
205,000	Sprint Corp., 7.88%, 9/15/23(d)	220,375
150,000	Sprint Nextel Corp., 6.00%, 11/15/22	146,250
60,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 7.75%, 4/15/20(d)	66,000
44,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 7.75%, 4/15/20	48,400
30,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 7.75%, 4/15/20(d)	33,000
200,000	Tenet Healthcare Corp., 4.38%, 10/1/21	188,000
130,000	Tenet Healthcare Corp., 8.00%, 8/1/20	141,213
290,000	Tenet Healthcare Corp., 8.13%, 4/1/22	312,475
160,000	T-Mobile USA, Inc., 6.46%, 4/28/19	170,000
144,000	T-Mobile USA, Inc., 6.63%, 4/28/21	151,560
260,000	Toys R Us, Inc., 7.38%, 10/15/18	192,400

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

$ 430,000	TW Telecom Holdings, Inc., 6.38%, 9/1/23(d)	$447,200
130,000	United Surgical Partners International, Inc., 9.00%, 4/1/20	145,600
70,000	Windstream Corp., 6.38%, 8/1/23	65,450
252,000(a)	WMG Acquisition Corp., 6.25%, 1/15/21	361,411

		15,261,026

Total Corporate Bonds (Cost $26,153,114)		26,825,885

Shares

Common Stocks — 0.51%
United States — 0.51%
2,480	ADT Corp. (The)	100,366
56	CEVA Holdings LLC*(j)	56,070

Total Common Stocks (Cost $149,357)		156,436

Warrants/Rights — 0.00%
48,100	TFS Corp. Ltd. Warrants, Expire 7/15/18*	0

Total Warrants/Rights (Cost $0)		0

Investment Company — 2.13%
651,095	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	651,095

Total Investment Company (Cost $651,095)		651,095

Preferred Stock — 0.40%
United States — 0.40%
121	CEVA Holdings LLC, Series A-2*(j)	123,198

Total Preferred Stock (Cost $103,184)		123,198

Total Investments (Cost 29,649,805)(k) — 99.05%		$30,322,125

Other assets in excess of liabilities — 0.95%		291,522

NET ASSETS — 100.00%		$30,613,647

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

December 31, 2013 (Unaudited)

*	Non-income producing security.
(a)	Principal amount denoted in Euros.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2013.
(c)	Issuer filed for bankruptcy and/or is in default of interest payments.
(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(e)	Principal amount denoted in Canadian Dollars.
(f)	Principal amount denoted in British Pounds.
(g)	Principal amount denoted in Swiss Francs.
(h)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.
(i)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(j)	The Pricing Committee fair valued security under procedures established by the Fund’s Board of Trustees.
(k)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of December 31, 2013:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
EUR	400,000	USD	549,682	Citibank, N.A.	1/9/14	$597
USD	241,275	CAD	255,000	Citibank, N.A.	1/9/14	1,273
USD	597,229	CHF	545,000	Citibank, N.A.	1/9/14	(13,761)
USD	3,388,011	EUR	2,510,000	Citibank, N.A.	1/9/14	(64,988)
USD	246,324	GBP	150,000	Citibank, N.A.	1/9/14	(2,054)
USD	2,275,032	GBP	1,410,000	Citibank, N.A.	1/9/14	(59,724)

Total						$(138,657)

Futures contracts as of December 31, 2013:

Short Position	Number of Contracts	Expiration Date	Unrealized Appreciation		Notional Value	Counterparty
90-Day Euro Dollar Futures	12	December, 2014	$1,425	USD	2,988,525	Citigroup Global Markets, Inc.
TenYearU.S. Treasury Bonds	4	March, 2014	10,031	USD	502,219	Citigroup Global Markets, Inc.

Total			$11,456

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

December 31, 2013 (Unaudited)

Credit default swaps as of December 31, 2013:

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
1.00%	H.J. Heinz Co.	JPMorgan Chase Bank, N.A.	12/20/18	Buy	USD	350	$4,250
5.00%	Radio Shack Corp.	Citibank, N.A.	9/20/16	Buy	USD	150	34,239
5.00%	Radio Shack Corp.	Citibank, N.A.	9/20/16	Buy	USD	50	11,413

Total (Premiums received $42,405)							$49,902

Abbreviations used are defined below:

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Telecom Services	35.04%
Consumer Staples	20.50%
Financials	14.56%
Consumer Discretionary	10.24%
Industrials	5.25%
Information Technology	4.25%
Energy	3.85%
Utilities	2.27%
Materials	0.96%
Other*	3.08%

100.00%

*	Includes cash, interest and dividend receivable, pending trades and Fund share transactions, futures, Investment Company, credit default swaps, warrants, foreign currency exchange contracts and accrued expenses payable.

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund

December 31, 2013 (Unaudited)

Principal Amount		Value

Corporate Bonds — 96.09%
Australia — 5.64%
300,000(a)	Commonwealth Property Office Fund, 5.25%, 12/11/16	$318,095
$ 400,000	Paladin Energy Ltd., 3.63%, 11/4/15	306,000
500,000(a)	Western Areas NL, 6.40%, 7/2/15	439,082

		1,063,177

Bermuda — 6.99%
300,000	Aquarius Platinum Ltd., 4.00%, 12/18/15	243,375
3,000,000(b)	China Daye Non-Ferrous Metals Mining Ltd., 0.50%, 5/30/18	473,249
400,000	Seadrill Ltd., 3.38%, 10/27/17	601,500

		1,318,124

British Virgin Islands — 5.05%
400,000	Billion Express Investments Ltd., 0.75%, 10/18/15	412,500
2,000,000(c)	Logo Star Ltd., 1.50%, 11/22/18	257,921
220,000	PB Issuer No. 3 Ltd., 1.88%, 10/22/18	282,150

		952,571

Cayman Islands — 2.65%
500,000	Agile Property Holdings Ltd., 4.00%, 4/28/16	500,000

Germany — 2.56%
500,000(d)	TUI AG, 2.75%, 3/24/16	482,529

Hungary — 1.51%
200,000(d)	Magyar Nemzeti Vagyonkezelo Zrt, 3.38%, 4/2/19	284,633

Japan — 2.72%
10,000,000(a)	SBI Holdings, Inc., 0.62%, 11/2/17(e)	114,092
10,000,000(a)	Takashimaya Co. Ltd., 0.42%, 12/11/20(e)	101,842
20,000,000(a)	Toppan Printing Co. Ltd., 0.49%, 12/19/16(e)	197,987
10,000,000(a)	Toppan Printing Co. Ltd., 1.02%, 12/19/19(e)	99,112

		513,033

Jersey Channel Island — 2.67%
500,000	Vedanta Resources Jersey Ltd., 5.50%, 7/13/16	504,500

Luxembourg — 0.79%
100,000(d)	GBL Verwaltung SA, 1.25%, 2/7/17	148,232

Malaysia — 2.25%
400,000	YTL Corp. Finance Labuan Ltd., 1.88%, 3/18/15	424,000

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

Netherlands — 3.87%
100,000(d)	Amorim Energia BV, 3.38%, 6/3/18	$145,274
$ 250,000	Siemens Financieringsmaatschappij NV, 1.05%, 8/16/17	289,687
250,000	Siemens Financieringsmaatschappij NV, 1.65%, 8/16/19	294,063

		729,024

Norway — 0.82%
100,000(d)	Marine Harvest ASA, 2.38%, 5/8/18	153,907

Singapore — 6.09%
500,000(a)	CapitaLand Ltd., 1.85%, 6/19/20	359,563
500,000(a)	CapitaMall Trust, 2.13%, 4/19/14	397,599
500,000(a)	Suntec Real Estate Investment Trust, 1.40%, 3/18/18	391,260

		1,148,422

Spain — 2.66%
100,000(d)	Caja de Ahorros y Pensiones de Barcelona, 1.00%, 11/25/17	138,003
200,000(d)	International Consolidated Airlines Group SA, 1.75%, 5/31/18	362,773

		500,776

Switzerland — 0.76%
125,000(a)	Schindler Holding AG, 0.38%, 6/5/17	143,279

Taiwan — 4.96%
200,000	Advanced Semiconductor Engineering, Inc., 0.00%, 9/5/18(e)	212,250
200,000	Asia Cement Corp., 0.00%, 5/13/18(e)	208,000
500,000	AU Optronics Corp., 10.19%, 10/13/15(e)	515,000

		935,250

United Arab Emirates — 3.46%
400,000(d)	Aabar Investments PJSC, 4.00%, 5/27/16	652,084

United States — 38.14%
90,000	American Realty Capital Properties, Inc., 3.75%, 12/15/20	91,181
105,000	BioMarin Pharmaceutical, Inc., 0.75%, 10/15/18	111,234
105,000	BioMarin Pharmaceutical, Inc., 1.50%, 10/15/20	112,284
400,000	Boston Properties LP, 3.63%, 2/15/14(f)	401,250
50,000	Cardtronics, Inc., 1.00%, 12/1/20(f)	49,875
430,000	Cobalt International Energy, Inc., 2.63%, 12/1/19	380,281
770,000	Intel Corp., 3.25%, 8/1/39	1,046,719
660,000	Liberty Interactive LLC, 0.75%, 3/30/43(f)	822,525
145,000	Liberty Interactive LLC, 1.00%, 9/30/43(f)	152,975
500,000	Liberty Interactive LLC, 3.50%, 1/15/31	264,375
130,000	Liberty Media Corp., 1.38%, 10/15/23(f)	129,756
500,000	Medivation, Inc., 2.63%, 4/1/17	730,000
350,000	MGM Resorts International, 4.25%, 4/15/15	481,250

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

$230,000	NVIDIA Corp., 1.00%, 12/1/18(f)	$235,463
300,000	priceline.com, Inc., 1.00%, 3/15/18	413,625
250,000	SanDisk Corp., 1.50%, 8/15/17	368,437
400,000	VeriSign, Inc., 3.25%, 8/15/37	721,500
500,000	Wellpoint, Inc., 2.75%, 10/15/42	676,875

		7,189,605

Vietnam — 2.50%
400,000	Vingroup JSC, 5.00%, 4/3/17	471,000

Total Corporate Bonds (Cost $16,553,794)		18,114,146

Shares

Preferred Stock — 2.62%
France — 2.62%
1,757	Credit Agricole SA	168,328
15,000	Etablissements Maurel et Prom	325,217

Total Preferred Stock (Cost $502,103)		493,545

Investment Company — 0.11%
20,305	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	20,305

Total Investment Company (Cost $20,305)		20,305

Total Investments (Cost $17,076,202)(g) — 98.82%		$18,627,996

Other assets in excess of liabilities — 1.18%		222,439

NET ASSETS — 100.00%		$18,850,435

(a)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(b)	Principal amount denoted in Chinese Yuans.
(c)	Principal amount denoted in Hong Kong Dollars.
(d)	Principal amount denoted in Euros.
(e)	Zero coupon bond. The rate represents the yield at time of purchase.
(f)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(g)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

December 31, 2013 (Unaudited)

Foreign currency exchange contracts as of December 31, 2013:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
JPY	14,400,000	USD	140,496	Citibank, N.A.	1/9/14	$(3,750)
USD	774,042	AUD	850,000	Citibank, N.A.	1/9/14	15,540
USD	131,728	CHF	120,000	Citibank, N.A.	1/9/14	(2,802)
USD	440,173	EUR	325,000	Citibank, N.A.	1/9/14	(6,929)
USD	2,431,676	EUR	1,800,000	Citibank, N.A.	1/9/14	(44,578)
USD	153,587	GBP	95,000	Citibank, N.A.	1/9/14	(3,719)
USD	531,451	HKD	4,120,000	Citibank, N.A.	1/9/14	129
USD	291,476	JPY	30,000,000	Citibank, N.A.	1/9/14	6,591
USD	97,101	JPY	10,000,000	Citibank, N.A.	1/9/14	2,140
USD	1,165,757	SGD	1,460,000	Citibank, N.A.	1/9/14	8,818

Total						$(28,560)

Abbreviations used are defined below:

AUD - Australian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

SGD - Singapore Dollar

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	24.32%
Telecom Services	13.89%
Industrials	12.81%
Consumer Staples	11.31%
Materials	10.43%
Information Technology	9.88%
Energy	7.70%
Consumer Discretionary	7.58%
Utilities	0.79%
Other*	1.29%

100.00%

*	Includes cash, interest and dividend receivable, pending trades and Fund share transactions, Investment Company, foreign currency exchange contracts and accrued expenses payable.

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund

December 31, 2013 (Unaudited)

Principal Amount		Value

Corporate Bonds — 46.38%
Australia — 1.76%
3,350,000(a)	Origin Energy Finance Ltd., 3.50%, 10/4/21	$4,719,756
2,100,000(a)	Santos Finance Ltd., 8.25%, 9/22/70(b)	3,247,031

		7,966,787

Belgium — 1.56%
5,100,000(a)	BNP Paribas Fortis SA, 4.63%, 10/29/49(b)	7,051,176

Bermuda — 0.42%
$ 404,000	Weatherford International Ltd., 6.50%, 8/1/36	422,650
1,365,000	Weatherford International Ltd., 6.75%, 9/15/40	1,474,676

		1,897,326

Cayman Islands — 1.03%
2,850,000(c)	Southern Water Services Finance Ltd., 4.50%, 3/31/38(b)	4,648,067

France — 4.12%
400,000(a)	Areva SA, 3.25%, 9/4/20	562,423
2,000,000(a)	Areva SA, 3.50%, 3/22/21	2,839,891
2,400,000(a)	Areva SA, 4.38%, 11/6/19	3,613,894
1,387,000	BNP Paribas SA, 5.19%, 6/29/49(b)(d)	1,421,675
1,657,000(a)	BPCE SA, 5.25%, 7/29/49(b)	2,296,640
1,300,000(a)	BPCE SA, 6.12%, 10/29/49(b)	1,886,779
2,100,000(a)	BPCE SFH SA, 2.38%, 11/29/23	2,861,747
900,000(a)	Lagardere SCA, 4.13%, 10/31/17	1,315,429
1,300,000(a)	Natixis, 6.31%, 10/29/49(b)	1,868,180

		18,666,658

Germany — 1.70%
5,305,000(a)	Kabel Deutschland Vertrieb Und Service Gmbh, 6.50%, 6/29/18	7,699,512

Ireland — 1.26%
1,750,000(a)	Baggot Securities Ltd., 10.24%, 12/29/49	2,532,673
2,300,000(a)	LCH Clearnet SA Via Freshwater Finance Plc, 6.58%, 5/29/49(b)	3,172,032

		5,704,705

Italy — 3.06%
2,200,000(a)	Assicurazioni Generali SpA, 7.75%, 12/12/42(b)	3,474,375
1,900,000(a)	Enel SpA, 6.50%, 1/10/74(b)	2,806,741
1,000,000	Enel SpA, 8.75%, 9/24/73(b)(d)	1,087,500
950,000	Intesa Sanpaolo SpA, 3.13%, 1/15/16	969,631
1,150,000	Intesa Sanpaolo SpA, 3.88%, 1/16/18	1,174,416

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

$ 3,974,000	Intesa Sanpaolo SpA, 6.50%, 2/24/21(d)	$4,344,458

		13,857,121

Jersey Channel Island — 4.23%
500,000(c)	AA Bond Co. Ltd., 4.25%, 7/31/20	810,492
2,600,000(c)	AA Bond Co. Ltd., 4.72%, 7/31/18	4,460,862
2,200,000(c)	AA Bond Co. Ltd., 6.27%, 7/31/25	3,904,683
3,800,000	HBOS Capital Funding LP, 6.07%, 6/29/49(b)(d)	3,781,000
930,000(c)	Heathrow Funding Ltd., 7.13%, 2/14/24	1,805,801
4,400,000	Petrofac Ltd., 3.40%, 10/10/18(d)	4,395,901

		19,158,739

Netherlands — 0.97%
3,000,000(a)	Telefonica Europe BV, 6.50%, 9/29/49(b)	4,416,013

Portugal — 0.79%
2,600,000(a)	Banco Espirito Santo SA, 7.13%, 11/28/23(b)	3,567,891

Spain — 1.47%
5,500,000(a)	AyT Cedulas Cajas X Fondo de Titulizacion, 3.75%, 6/30/25	6,638,418

Switzerland — 2.20%
2,690,000(a)	Credit Suisse AG, 5.75%, 9/18/25(b)	3,959,692
2,150,000	Credit Suisse Group AG, 7.50%, 12/11/49(b)(d)	2,270,938
3,750,000	UBS AG, 4.75%, 5/22/23(b)	3,742,500

		9,973,130

United Kingdom — 8.88%
2,130,000(a)	Barclays Plc, 8.00%, 12/15/49(b)	3,021,676
1,241,000	Barclays Plc, 8.25%, 12/29/49(b)	1,284,435
2,900,000(c)	British Telecommunications Plc, 8.50%, 12/7/16	5,657,753
1,600,000(c)	GKN Holdings Plc, 5.38%, 9/19/22	2,768,117
2,783,000(c)	GKN Holdings Plc, 6.75%, 10/28/19	5,219,835
2,195,000(a)	LBG Capital No. 2 Plc, 15.00%, 12/21/19	4,533,132
2,150,000(c)	LBG Capital No. 2 Plc, 15.00%, 12/21/19	5,158,177
2,900,000(a)	Lloyds TSB Bank Plc, 2.73%, 10/29/49(b)	3,899,780
2,000,000(a)	Lloyds TSB Bank Plc, 11.88%, 12/16/21(b)	3,425,506
1,000,000(c)	Scottish Widows Plc, 5.50%, 6/16/23	1,655,791
2,100,000(c)	SSE Plc, 5.45%, 9/29/49(b)	3,596,008

		40,220,210

United States — 12.93%
2,400,000	Buckeye Partners LP, 5.85%, 11/15/43	2,368,145
651,000	CIT Group, Inc., 5.00%, 8/1/23	626,587
4,444,000	Continental Rubber of America Corp., 4.50%, 9/15/19(d)	4,688,420

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

$ 2,000,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.80%, 3/15/22	$1,913,425
3,750,000(c)	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.20%, 11/18/33	6,075,550
3,550,000	Five Corners Funding Trust, 4.42%, 11/15/23(d)	3,499,313
898,000(a)	GE Capital Trust II, 5.50%, 9/15/67(b)	1,312,294
3,800,000	General Motors Co., 6.25%, 10/2/43(d)	3,947,250
5,300,000	Genworth Financial, Inc., 6.15%, 11/15/66(b)	4,690,500
4,500,000	Goldman Sachs Group, Inc. (The), 1.84%, 11/29/23(b)	4,569,633
2,680,000	Moody’s Corp., 4.88%, 2/15/24	2,677,572
1,700,000	Sprint Corp., 7.13%, 6/15/24(d)	1,725,500
1,900,000	Sprint Corp., 7.25%, 9/15/21(d)	2,040,125
1,250,000	Sprint Corp., 7.88%, 9/15/23(d)	1,343,750
2,539,000	Stanley Black & Decker, Inc., 5.75%, 12/15/53(b)	2,672,297
10,450,000	Verizon Communications, Inc., 6.40%, 9/15/33	12,018,764
2,050,000	Verizon Communications, Inc., 6.55%, 9/15/43	2,398,416

		58,567,541

Total Corporate Bonds (Cost $199,003,603)		210,033,294

Foreign Government Bonds — 23.18%
Belgium — 2.07%
6,200,000(a)	Belgium Government Bond, 4.00%, 3/28/32	9,377,653

Italy — 4.50%
10,900,000(a)	Italy Buoni Poliennali Del Tesoro, 4.50%, 5/1/23	15,683,614
3,300,000(a)	Italy Buoni Poliennali Del Tesoro, 4.50%, 3/1/24	4,709,162

		20,392,776

Poland — 1.79%
7,600,000	Poland Government International Bond, 5.00%, 3/23/22	8,098,001

Portugal — 2.38%
2,530,000(a)	Portugal Obrigacoes do Tesouro OT, 3.85%, 4/15/21(d)	3,057,738
3,290,000(a)	Portugal Obrigacoes do Tesouro OT, 4.10%, 4/15/37(d)	3,287,511
900,000(a)	Portugal Obrigacoes do Tesouro OT, 4.95%, 10/25/23(d)	1,139,897
2,500,000(a)	Portugal Obrigacoes do Tesouro OT, 5.65%, 2/15/24(d)	3,300,072

		10,785,218

Romania — 0.70%
2,203,000(a)	Romanian Government International Bond, 4.63%, 9/18/20	3,162,235

Slovenia — 4.28%
2,200,000(a)	Slovenia Government Bond, 4.38%, 1/18/21	2,989,642

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

11,952,000(a)	Slovenia Government Bond, 5.13%, 3/30/26	$16,384,689

		19,374,331

Spain — 7.46%
2,000,000(a)	Autonomous Community of Catalonia, 4.22%, 4/26/35	1,981,007
6,020,000(a)	Autonomous Community of Catalonia, 4.95%, 2/11/20	8,213,216
3,230,000(a)	Autonomous Community of Madrid Spain, 4.30%, 9/15/26	4,144,791
4,803,000(a)	Comunidad Autonoma de Aragon, 8.25%, 1/17/27	7,961,513
1,000,000(a)	Comunidad Autonoma de Murcia, 4.70%, 3/30/20	1,325,629
2,500,000(a)	Comunidad Autonoma de Murcia, 4.73%, 11/5/18	3,311,322
1,300,000(a)	Junta Comunidades de Castilla-La Mancha, 4.88%, 3/18/20	1,709,454
3,667,000(a)	Spain Government Bond, 4.40%, 10/31/23(d)	5,144,797

		33,791,729

Total Foreign Government Bonds (Cost $97,600,192)		104,981,943

Shares
Investment Company — 23.02%
104,262,201	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	104,262,201

Total Investment Company (Cost $104,262,201)		104,262,201

Total Investments (Cost $400,865,996)(e) — 92.58%		$419,277,438

Other assets in excess of liabilities — 7.42%		33,597,513

NET ASSETS — 100.00%		$452,874,951

(a)	Principal amount denoted in Euros.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2013.
(c)	Principal amount denoted in British Pounds.
(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(e)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

December 31, 2013 (Unaudited)

Foreign currency exchange contracts as of December 31, 2013:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
EUR	3,000,000	USD	4,061,475	Citibank, N.A.	1/9/14	$65,615
EUR	190,000	USD	258,399	Citibank, N.A.	1/9/14	2,983
RUB	152,122,890	TRY	9,457,614	Citibank, N.A.	1/9/14	225,298
TRY	157,614	USD	77,026	Citibank, N.A.	1/9/14	(3,826)
TRY	9,300,000	RUB	152,122,890	Citibank, N.A.	1/9/14	(298,499)
USD	2,815,327	EUR	2,050,000	Citibank, N.A.	1/9/14	(4,869)
USD	5,488,940	EUR	4,000,000	Citibank, N.A.	1/9/14	(13,846)
USD	23,119,850	EUR	17,000,000	Citibank, N.A.	1/9/14	(266,991)
USD	50,164,238	GBP	31,100,000	Citibank, N.A.	1/9/14	(1,332,868)
USD	168,971,308	EUR	125,200,000	Citibank, N.A.	1/9/14	(3,265,898)
INR	286,810,000	USD	4,600,000	Citibank, N.A.	1/31/14	36,812

Total						$(4,856,089)

Futures contracts as of December 31, 2013:

Long Position	Number of Contracts	Expiration Date	Unrealized Depreciation		Notional Value	Counterparty
Ten Year British Bond	1	March, 2014	$(2,253)	GBP	107,920	Goldman Sachs

Short Position	Number of Contracts	Expiration Date	Unrealized Appreciation (Depreciation)		Notional Value	Counterparty
Five Year Euro-Bobl	51	March, 2014	$96,277	EUR	6,415,800	Goldman Sachs
Five Year U.S. Treasury Bonds	41	March, 2014	65,758	USD	4,957,571	Citigroup Global Markets
90-Day Euro Dollar	1,848	December, 2014	346,140	USD	460,359,540	Citigroup Global Markets
Ten Year Euro-Bond	10	March, 2014	(4,091)	EUR	1,388,731	Goldman Sachs
Ten Year Euro-OAT	81	March, 2014	185,678	EUR	10,781,390	Goldman Sachs
Ten Year U.S. Treasury Bonds	124	March, 2014	165,310	USD	15,423,123	Citigroup Global Markets
Thirty Year Euro-Buxl	70	March, 2014	196,770	EUR	8,684,200	Goldman Sachs
Thirty Year U.S. Treasury Bonds	60	March, 2014	146,270	USD	8,321,270	Citigroup Global Markets
Twenty Year U.S. Treasury Bonds	100	March, 2014	240,459	USD	13,071,709	Citigroup Global Markets
Two Year U.S. Treasury Bonds	23	March, 2014	8,875	USD	5,064,563	Citigroup Global Markets

Total			$1,447,446

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

December 31, 2013 (Unaudited)

Interest rate swaps as of December 31, 2013:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation
2.02%	EUR-EURIBOR-Reuters	Barclays Plc	2/15/23	EUR	55,900(a)	$486,204
1.97%	EUR-EURIBOR-Reuters	Barclays Plc	2/15/23	EUR	19,500(a)	169,606
2.87%	GBP-BBA LIBOR	Barclays Plc	3/19/24	GBP	8,950(a)	422,192
3.32%	GBP-BBA LIBOR	Citibank, N.A.	12/18/33	GBP	3,060(a)	75,470
2.40%	USD-BBA LIBOR	Citibank, N.A.	9/18/23	USD	10,500(b)	548,356
2.97%	USD-BBA LIBOR	Barclays Plc	3/20/24	USD	12,776(a)	369,503
2.97%	USD-BBA LIBOR	Barclays Plc	3/20/24	USD	9,850(a)	210,926
3.67%	USD-BBA LIBOR	Citigroup Global Markets, Inc.	3/19/34	USD	7,600(a)	257,149

Total						$2,539,406

(a)	The Counterparty pays the fixed rate on these swaps.
(b)	The Fund pays the fixed rate on this swap.

Credit default swaps as of December 31, 2013:

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
1.00%	Alstom SA	Morgan Stanley Capital Services, Inc.	3/20/19	Buy	EUR	4,155	$107,688
5.00%	Chesapeake Energy Corp.	Morgan Stanley Capital Services, Inc.	6/20/18	Sell	USD	2,942(a)	401,305
5.00%	Chesapeake Energy Corp.	Morgan Stanley Capital Services, Inc.	6/20/18	Sell	USD	1,860(a)	253,714
5.00%	Chesapeake Energy Corp.	Morgan Stanley Capital Services, Inc.	6/20/18	Sell	USD	1,314(a)	179,237
5.00%	Chesapeake Energy Corp.	Barclays Plc	6/20/18	Sell	USD	750(a)	102,304
5.00%	Chesapeake Energy Corp.	Morgan Stanley Capital Services, Inc.	6/20/18	Sell	USD	400(a)	54,562
1.00%	Cytec Industries, Inc.	Morgan Stanley Capital Services, Inc.	3/20/19	Buy	USD	1,250	(10,262)
1.00%	Darden Restaurants, Inc.	JPMorgan Chase Bank, N.A.	3/20/19	Buy	USD	4,818	208,256
1.00%	Darden Restaurants, Inc.	BNP Paribas SA	3/20/19	Buy	USD	2,002	86,535
1.00%	Dell, Inc.	JPMorgan Chase Bank, N.A.	6/20/18	Buy	USD	619	55,272
1.00%	Glencore Finance Europe SA	Morgan Stanley Capital Services, Inc.	3/20/19	Buy	EUR	3,865	120,720
1.00%	Glencore Finance Europe SA	Citibank, N.A.	3/20/19	Buy	EUR	1,835	57,315
1.00%	HJ Heinz Co.	Morgan Stanley Capital Services, Inc.	3/20/19	Buy	USD	3,420	47,530
5.00%	International Lease Finance Corp.	JPMorgan Chase Bank, N.A.	12/20/18	Sell	USD	3,107(a)	395,625
5.00%	International Lease Finance Corp.	Deutsche Bank AG	3/20/19	Sell	USD	1,503(a)	192,781
5.00%	iTraxx Europe Cross-over, Series 20	Citigroup Global Markets, Inc.	12/20/18	Sell	EUR	471(a)	61,387

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

December 31, 2013 (Unaudited)

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
5.00%	iTraxx Europe Cross-over, Series 20	Citigroup Global Markets, Inc.	12/20/18	Sell	EUR	7,200(a)	$938,395
1.00%	iTraxx Europe Main, Series 20	JPMorgan Chase Bank, N.A.	12/20/18	Sell	EUR	6,900(a)	137,078
1.00%	iTraxx Europe Main, Series 20	Citibank, N.A.	12/20/18	Sell	EUR	936(a)	18,595
1.00%	Lafarge SA	Citibank, N.A.	3/20/19	Buy	EUR	7,070	380,592
1.00%	Mexico Government International Bond	Barclays Plc	3/20/19	Buy	USD	6,767	(34,137)
5.00%	Office Depot, Inc.	BNP Paribas SA	3/20/19	Buy	USD	4,600	(547,846)
1.00%	Packaging Corp. of America	BNP Paribas SA	3/20/19	Buy	USD	3,437	(61,504)
1.00%	Quest Diagnostics, Inc.	Deutsche Bank AG	3/20/19	Buy	USD	4,035	54,868
5.00%	Sprint Communica-tions, Inc.	Deutsche Bank AG	9/20/18	Sell	USD	700(a)	82,580
1.00%	Standard Chartered Bank Ltd.	Deutsche Bank AG	6/20/19	Buy	EUR	10,200	34,163
1.00%	Tyco International Finance SA	JPMorgan Chase Bank, N.A.	3/20/19	Buy	USD	1,700	(50,808)
1.00%	United Utilities Group Plc	BNP Paribas SA	12/20/19	Buy	EUR	170	3,284
1.00%	Weatherford International Ltd.	Barclays Plc	6/20/18	Sell	USD	2,300(a)	9,228
1.00%	Weatherford International Ltd.	Barclays Plc	6/20/18	Sell	USD	2,200(a)	8,827
1.00%	Weatherford International Ltd.	Deutsche Bank AG	6/20/18	Sell	USD	1,770(a)	7,101
1.00%	Weatherford International Ltd.	Morgan Stanley Capital Services, Inc.	6/20/18	Sell	USD	600(a)	2,407

Total (Premiums received $2,833,447)							$3,296,792

(a) The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Abbreviations used are defined below:

BBA LIBOR - British Bankers Association London Interbank Offered Rate

EUR - Euro

EURIBOR - Euro Interbank Offered Rate

GBP - British Pound

INR - Indian Rupee

RUB - Russian Ruble

TRY - Turkish Lira

USD - United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

December 31, 2013 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	23.18%
Financials	20.91%
Telecom Services	10.29%
Energy	4.18%
Utilities	3.72%
Consumer Discretionary	3.67%
Consumer Staples	2.62%
Industrials	0.99%
Other*	30.44%

100.00%

*	Includes cash, futures, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, credit default swaps, interest rate swaps, foreign currency exchange contracts and accrued expenses payable.

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund

December 31, 2013 (Unaudited)

Shares		Value

Common Stocks — 98.08%
Brazil — 7.36%
6,400	Banco Bradesco SA ADR	$80,192
5,400	Cia Hering	68,437
2,400	Multiplan Empreendimentos Imobiliarios SA	50,762
3,900	Totvs SA	61,097
7,400	Vale SA ADR	112,850

		373,338

Chile — 4.13%
7,500	Cia Cervecerias Unidas SA	89,851
26,000	Embotelladora Andina SA - Class B Preference Shares	119,394

		209,245

China — 12.13%
450	Baidu, Inc. ADR*	80,046
26,000	China Merchants Holdings International Co. Ltd.	95,253
17,000	China Mobile Ltd.	177,077
22,000	China Resources Land Ltd.	54,735
60,000	Guangdong Investment Ltd.	58,698
136,000	Petrochina Co. Ltd. - HShares	149,266

		615,075

Hong Kong — 7.90%
25,000	AIA Group Ltd.	125,837
32,000	Samsonite International SA	97,391
5,300	Standard Chartered Plc	118,983
12,800	Wynn Macau Ltd.	58,184

		400,395

India — 9.82%
2,000	Bajaj Auto Ltd. P-Note	61,785
2,500	Dr. Reddy’s Laboratories Ltd. ADR	102,575
5,600	HDFC Bank Ltd. ADR	192,864
2,000	Hero Motocorp Ltd. P-Note	67,102
1,300	Infosys Ltd. ADR	73,580

		497,906

Indonesia — 2.21%
200,000	Astra International Tbk PT	112,011

Jordan — 1.96%
5,000	Hikma Pharmaceuticals Plc	99,596

Malaysia — 4.15%
35,000	Axiata Group Berhad	73,804

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

December 31, 2013 (Unaudited)

Shares		Value

23,000	Public Bank Berhad	$136,336

		210,140

Mexico — 3.02%
8,300	Grupo Financiero Banorte SAB de CV - Series O	58,077
14,000	Grupo Herdez SAB de CV	49,828
16,000	Kimberly-Clark de Mexico SAB de CV - Series A	45,439

		153,344

Nigeria — 1.20%
360,000	Guaranty Trust Bank Plc	60,866

Peru — 2.17%
830	Credicorp Ltd.	110,166

Philippines — 1.74%
5,500	SM Investments Corp.	88,367

Poland — 1.52%
1,300	Bank Pekao SA	77,229

Russia — 2.98%
12,000	Sberbank of Russia ADR	150,960

South Africa — 11.09%
16,600	Clicks Group Ltd.	99,465
8,000	Discovery Ltd.	64,524
5,000	Impala Platinum Holdings Ltd.	58,783
3,600	Mr. Price Group Ltd.	56,267
1,200	Naspers Ltd.	125,609
3,100	SABMiller Plc	157,586

		562,234

South Korea — 11.42%
925	Coway Co. Ltd.	58,273
700	Hyundai Motor Co. - Preference Shares	83,033
100	Samsung Electronics Co. Ltd.	130,305
100	Samsung Electronics Co. Ltd. - Preference Shares	96,171
330	Samsung Fire & Marine Insurance Co. Ltd.	81,092
300	Samsung Fire & Marine Insurance Co. Ltd. - Preference Shares	40,541
2,000	Shinhan Financial Group Co. Ltd.	89,790

		579,205

Taiwan — 6.58%
8,300	Standard Foods Corp. GDR	129,439

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

December 31, 2013 (Unaudited)

Shares		Value

11,700	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	$204,048

		333,487

Thailand — 2.01%
23,000	Central Pattana Public Co. Ltd.	28,871
62,000	Tisco Financial Group Public Co. Ltd. - FOR	72,994

		101,865

Turkey — 2.35%
28,000	Enka Insaat Ve Sanayi AS	78,509
12,600	Turkiye Garanti Bankasi AS	40,843

		119,352

United Arab Emirates — 2.34%
12,600	Dragon Oil Plc	118,437

Total Common Stocks (Cost $4,901,203)		4,973,218

Investment Company — 33.74%
1,710,577	Dreyfus Cash Management, Institutional Shares	1,710,577

Total Investment Company (Cost $1,710,577)		1,710,577

Total Investments (Cost $6,611,780)(a) — 131.82%		$6,683,795

Liabilities in excess of other assets — (31.82)%		(1,613,510)

NET ASSETS — 100.00%		$5,070,285

*	Non-income producing security.
(a)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

FOR - Foreign Ownership Restrictions

GDR - Global Depositary Receipt

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

December 31, 2013 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	33.14%
Consumer Staples	17.57%
Consumer Discretionary	13.70%
Information Technology	11.15%
Telecom Services	9.00%
Energy	5.28%
Industrials	3.70%
Materials	3.38%
Utilities	1.16%
Other*	1.92%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions and accrued expenses payable.

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund

December 31, 2013 (Unaudited)

Shares		Value

Common Stocks — 88.91%
Brazil — 7.67%
3,800	Cia Hering	$48,159
8,000	Iguatemi Empresa de Shopping Centers SA	75,617
10,000	Porto Seguro SA	126,099
3,900	Totvs SA	61,097
6,000	Wilson Sons Ltd. BDR	78,635

		389,607

Chile — 5.01%
27,000	Coca-Cola Embonor SA — Class B Preference Shares	55,495
1,600	Inversiones Aguas Metropolitanas SA ADR	54,338
37,900	Parque Arauco SA	69,631
31,300	Sonda SA	75,056

		254,520

China — 14.64%
28,000	Asia Satellite Telecommunications Holdings Ltd.	105,206
132,000	Beijing Jingkelong Co. Ltd.-HShares	48,174
200,000	CITIC Telecom International Holdings Ltd.	64,391
3,700	Hollysys Automation Technologies Ltd.*	70,041
44,000	Minth Group Ltd.	91,559
140,000	Sino Biopharmaceutical Ltd.	111,290
144,000	Tao Heung Holdings Ltd.	107,119
3,800	Wuxi PharmaTech Cayman, Inc. ADR*	145,844

		743,624

Hong Kong — 4.40%
100,000	Pacific Basin Shipping Ltd.	71,779
49,900	Samsonite International SA	151,869

		223,648

India — 2.93%
22,000	Godrej Industries Ltd. P-Note	98,610
5,000	Sundaram Finance Ltd. P-Note	50,303

		148,913

Indonesia — 3.66%
1,000,000	Ace Hardware Indonesia Tbk PT	48,548
120,000	Bank Tabungan Pensiunan Nasional Tbk PT*	42,445
1,400,000	Sumber Alfaria Trijaya Tbk PT	51,880
100,000	XL Axiata Tbk PT	42,783

		185,656

Jordan — 2.75%
7,000	Hikma Pharmaceuticals Plc	139,435

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

December 31, 2013 (Unaudited)

Shares		Value

Malaysia — 4.32%
172,000	CapitaMalls Malaysia Trust REIT	$73,518
11,000	LPI Capital Berhad	58,595
110,000	Oldtown Berhad	87,425

		219,538

Mexico — 5.36%
12,400	Grupo Aeroportuario del Pacifico SAB de CV — Series B	66,290
27,000	Grupo Herdez SAB de CV	96,097
41,300	Grupo Sports World SAB de CV*	59,436
25,000	Organizacion Cultiba SAB de CV	50,511

		272,334

Nigeria — 1.15%
150,000	Guaranty Trust Bank Plc	25,361
4,000	Guaranty Trust Bank Plc GDR	32,800

		58,161

Oman — 1.69%
52,000	BankMuscat SAOG	85,927
Peru — 1.01%
12,000	Grana y Montero SA	51,060
Philippines — 2.57%
50,000	Security Bank Corp.	130,570
Russia — 1.41%
4,500	Globaltrans Investment Plc GDR	71,550
South Africa — 7.15%
16,600	Clicks Group Ltd.	99,465
10,000	Discovery Ltd.	80,655
6,700	Mr. Price Group Ltd.	104,719
10,000	Oceana Group Ltd.	78,285

		363,124

South Korea — 10.61%
265	Amorepacific Corp. — Preference Shares	105,877
1,600	Coway Co. Ltd.	100,796
8,300	DGB Financial Group, Inc.	130,032
460	Hyundai Home Shopping Network Corp.	81,188
790	LS Industrial Systems Co. Ltd.	49,255
1,780	Youngone Corp.	71,817

		538,965

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

December 31, 2013 (Unaudited)

Shares		Value

Taiwan — 3.07%
10,000	Standard Foods Corp. GDR	$155,950
Thailand — 6.96%
18,000	Aeon Thana Sinsap Thailand Public Co. Ltd. — FOR	51,608
40,000	Delta Electronics Thailand Public Co. Ltd. NVDR	65,337
70,000	Minor International Public Co. Ltd. — FOR	44,269
16,000	Robinson Department Store Public Co. Ltd. — FOR	23,513
7,500	Siam City Cement Public Co. Ltd. — FOR	91,165
66,000	Tisco Financial Group Public Co. Ltd. — FOR	77,704

		353,596

Turkey — 2.55%
11,500	Cimsa Cimento Sanayi VE Tica	61,024
80,000	Turkiye Sinai Kalkinma Bankasi AS	68,175

		129,199

Total Common Stocks (Cost $4,446,949)		4,515,377

Exchange Traded Funds — 8.57%
India — 3.74%
6,000	Market Vectors India Small-Cap Index ETF	190,200
Taiwan — 4.83%
17,000	iShares MSCI Taiwan ETF	245,140

Total Exchange Traded Funds (Cost $415,772)		435,340

Investment Company — 28.84%
1,464,595	Dreyfus Cash Management, Institutional Shares	1,464,595

Total Investment Company (Cost $1,464,595)		1,464,595

Warrants/Rights — 2.88%
India — 2.88%
6,500	Ipca Laboratories Ltd., Expires 5/23/18*	76,118
20,000	Marico Ltd., Expires 7/30/18*	70,067

Total Warrants/Rights (Cost $147,975)		146,185

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

December 31, 2013 (Unaudited)

Value

Total Investments (Cost $6,475,291)(a) — 129.20%	$6,561,497

Liabilities in excess of other assets — (29.20)%	(1,482,798)

NET ASSETS — 100.00%	$5,078,699

*	Non-income producing security.
(a)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

BDR - Brazilian Depositary Receipt

FOR - Foreign Ownership Restrictions

GDR - Global Depositary Receipt

NVDR - Non-Voting Depository Receipt

REIT - Real Estate Investment Trust

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Consumer Staples	26.72%
Financials	24.22%
Consumer Discretionary	15.36%
Industrials	12.74%
Telecom Services	4.18%
Information Technology	2.68%
Materials	1.94%
Utilities	1.07%
Other*	11.09%

100.00%

*	Includes cash, Exchange Traded Funds, Investment Company, Warrants/Rights, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund

December 31, 2013 (Unaudited)

Principal Amount		Value

Corporate Bonds — 20.72%
Banks — 4.07%
$125,000	Amsouth Bank, N.A., 5.20%, 4/1/15	$130,937
250,000	Bank of America, N.A., 5.30%, 3/15/17	276,220

		407,157

Finance - Diversified — 2.17%
200,000	Murray Street Investment Trust I, 4.65%, 3/9/17(a)	216,356

Industrials — 1.77%
150,000	Case New Holland, Inc., 7.88%, 12/1/17	177,000

Information Technology — 2.21%
200,000	Xerox Corp., 6.40%, 3/15/16	221,058

Insurance — 1.51%
131,000	Prudential Financial, Inc., 6.00%, 12/1/17	150,570

Materials — 1.62%
150,000	ArcelorMittal, 5.00%, 2/25/17	161,617

Oil & Gas — 7.37%
200,000	Enbridge Energy Partners LP, 6.50%, 4/15/18	231,960
110,000	Enterprise Products Operating LLC, 7.03%, 1/15/68(b)	121,550
135,000	Marathon Oil Corp., 6.00%, 10/1/17	152,993
200,000	Williams Partners LP/Williams Partners Finance Corp., 7.25%, 2/1/17	230,628

		737,131

Total Corporate Bonds (Cost $2,075,191)		2,070,889

U.S. Government Agency Backed Mortgages — 9.09%
Fannie Mae — 2.48%
85,464	Series 2012-3, Class EA, 3.50%, 10/25/29	88,824
159,628	Series 2013-M13, Class A, 1.60%, 5/25/18	159,388

		248,212

Freddie Mac — 3.94%
84,490	Series 2627, Class MW, 5.00%, 6/15/23	91,625
229,169	Series 3855, Class HJ, 3.00%, 2/15/26	236,568
65,384	Series 4027, Class GD, 2.00%, 10/15/25	65,128

		393,321

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

Ginnie Mae — 2.67%
$ 258,910	Series 2011-106, Class ME, 3.00%, 6/20/38	$266,765

Total U.S. Government Agency Backed Mortgages (Cost $907,048)		908,298

U.S. Government Agency Obligations — 29.99%
Federal Home Loan Bank — 29.99%
3,000,000	0.14%, 8/25/14(c)	2,998,044

Total U.S. Government Agency Obligations (Cost $2,997,258)		2,998,044

U.S. Treasury Obligations — 29.92%
U.S. Treasury Notes — 29.92%
3,000,000	0.88%, 4/30/17	2,991,093

Total U.S. Treasury Obligations (Cost $2,992,171)		2,991,093

Shares
Investment Company — 40.07%
4,006,183	RBC Prime Money Market Fund, Institutional Class I	4,006,183

Total Investment Company (Cost $4,006,183)		4,006,183

Total Investments (Cost 12,977,851)(d) — 129.79%		$12,974,507

Liabilities in excess of other assets — (29.79)%		(2,977,990)

NET ASSETS — 100.00%		$9,996,517

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2013.
(c)	Represents effective yield to maturity on date of purchase.
(d)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund

December 31, 2013 (Unaudited)

Principal Amount		Value

Asset Backed Mortgages — 4.44%
$252,023	Bear Stearns Asset Backed Securities I Trust, Series 2004-HE11, Class M1, 1.04%, 12/25/34(a)	$249,718
200,107	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB2, Class M1, 0.82%, 4/25/36(a)	194,405

Total Asset Backed Mortgages (Cost $448,198)		444,123

Collateralized Mortgage Obligations — 5.04%
253,313	Citigroup Mortgage Loan Trust, Inc., Series 2012-11, Class 3A1 0.45%, 12/25/35(a)(b)	248,414
255,483	RBSSP Resecuritization Trust, Series 2009-6, Class 13A4 2.39%, 8/26/35(a)(b)	255,794

Total Collateralized Mortgage Obligations (Cost $506,303)		504,208

Corporate Bonds — 36.92%
Banks — 19.56%
125,000	Amsouth Bank, N.A., 5.20%, 4/1/15	130,412
200,000	Bank of America Corp., 5.25%, 12/1/15	214,291
25,000	Bank of Montreal, 0.71%, 9/11/15(a)	25,120
90,000	Bank of Montreal, 0.84%, 4/9/18(a)	90,599
50,000	Bank of Nova Scotia, 0.64%, 3/15/16(a)	50,097
25,000	Capital One Financial Corp., 0.88%, 11/6/15(a)	25,061
250,000	Citigroup, Inc., 0.92%, 11/15/16(a)	251,287
250,000	Fifth Third Bancorp, 0.67%, 12/20/16(a)	247,687
200,000	ING Bank NV, 2.00%, 9/25/15(b)	203,380
250,000	ING Bank NV, 3.00%, 9/1/15(b)	257,553
200,000	Morgan Stanley, 6.00%, 4/28/15	212,427
250,000	Wachovia Corp., 0.61%, 10/15/16(a)	249,033

		1,956,947

Consumer Discretionary — 5.12%
125,000	Anheuser-Busch Inbev Finance, Inc., 0.43%, 1/27/17(a)	125,075
25,000	Coca-Cola Co. (The), 0.34%, 11/1/16(a)	25,007
135,000	ConAgra Foods, Inc., 1.35%, 9/10/15	136,263
200,000	General Mills, Inc., 5.70%, 2/15/17	226,360

		512,705

Finance - Diversified — 1.83%
150,000	Bear Stearns Cos LLC (The), 0.63%, 11/21/16(a)	149,131
14,000	General Electric Capital Corp., 1.28%, 7/2/15(a)	14,173
20,000	PACCAR Financial Corp., 0.84%, 12/6/18(a)	20,076

		183,380

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

Health Care — 0.95%
$ 95,000	UnitedHealth Group, Inc., 0.36%, 8/28/14(a)	$95,029

Industrials — 2.55%
100,000	L-3 Communications Corp., 3.95%, 11/15/16	106,612
132,000	Owens Corning, 6.50%, 12/1/16	146,832
2,000	United Technologies Corp., 0.74%, 6/1/15(a)	2,012

		255,456

Information Technology — 2.28%
7,000	Oracle Corp., 0.82%, 1/15/19(a)	7,028
200,000	Xerox Corp., 6.40%, 3/15/16	221,171

		228,199

Materials — 1.34%
125,000	ArcelorMittal, 9.50%, 2/15/15	134,375

Telecom Services — 2.19%
200,000	Verizon Communications, Inc., 5.55%, 2/15/16	218,477

Utilities — 1.10%
100,000	Southwestern Electric Power Co., 5.55%, 1/15/17	110,130

Total Corporate Bonds (Cost $3,693,833)		3,694,698

U.S. Government Agency Backed Mortgages — 37.78%
Fannie Mae — 25.69%
222,161	Pool #254235, 6.00%, 3/1/17	234,112
250,000	Pool #468635, 2.52%, 7/1/16	259,010
241,231	Pool #470021, 2.58%, 1/1/17	251,089
228,372	Pool #725098, 5.50%, 12/1/18	243,455
110,014	Pool #739413, 5.00%, 10/1/18	116,574
193,136	Pool #888467, 6.00%, 6/1/22	212,234
232,189	Pool #AL0202, 4.00%, 4/1/21	248,034
26,972	Series 2002-73, Class OE, 5.00%, 11/25/17	28,452
165,898	Series 2003-120, Class BL, 3.50%, 12/25/18	173,127
57,268	Series 2003-55, Class CD, 5.00%, 6/25/23	62,192
101,413	Series 2004-3, Class BE, 4.00%, 2/25/19	106,498
70,758	Series 2006-128, Class AP, 5.50%, 4/25/36	73,070
28,523	Series 2009-36, Class AB, 4.00%, 5/25/23	29,492
184,274	Series 2010-M4, Class A1, 2.52%, 6/25/20	187,933
93,680	Series 2011-23, Class AB, 2.75%, 6/25/20	96,447
246,710	Series 2012-1, Class GB, 2.00%, 2/25/22	249,480

		2,571,199

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

December 31, 2013 (Unaudited)

Principal Amount		Value

Freddie Mac — 11.83%
$ 27,610	Series 2543, Class NM, 5.00%, 12/15/17	$29,073
147,253	Series 2649, Class QH, 4.50%, 7/15/18	155,661
81,137	Series 2675, Class CK, 4.00%, 9/15/18	85,351
90,790	Series 2761, Class CB, 4.00%, 3/15/19	95,518
83,274	Series 3484, Class DA, 5.00%, 9/15/22	84,358
150,496	Series 3641, Class VA, 5.50%, 10/15/22	150,840
186,959	Series 3710, Class AB, 2.00%, 8/15/20	189,855
163,731	Series 3726, Class BA, 2.00%, 8/15/20	165,492
213,756	Series 3852, Class EA, 4.50%, 12/15/21	227,350

		1,183,498

Ginnie Mae — 0.26%
26,034	Series 2010-6, Class BP, 2.25%, 3/16/33	26,152

Total U.S. Government Agency Backed Mortgages (Cost $3,779,733)		3,780,849

U.S. Government Agency Obligations — 14.48%
Federal Home Loan Bank — 14.48%
1,450,000	0.14%, 8/25/14(c)	1,449,427

Total U.S. Government Agency Obligations (Cost $1,448,855)		1,449,427

Shares

Investment Company — 0.93%
93,791	RBC Prime Money Market Fund, Institutional Class I	93,791

Total Investment Company (Cost $93,791)		93,791

Total Investments (Cost 9,970,713)(d) — 99.59%		$9,967,096

Other assets in excess of liabilities — 0.41%		40,919

NET ASSETS — 100.00%		$10,008,015

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

December 31, 2013 (Unaudited)

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2013.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(c)	Represents effective yield to maturity on date of purchase.
(d)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

See notes to schedules of portfolio investments.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2013 (Unaudited)

1. Organization

RBC Funds Trust (“the Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003. Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This report includes the following eighteen investment portfolios (“Funds”):

- RBC SMID Cap Growth Fund (“SMID Cap Growth Fund”)

- RBC Enterprise Fund (“Enterprise Fund”)

- RBC Small Cap Core Fund (“Small Cap Core Fund”)

- RBC Microcap Value Fund (“Microcap Value Fund”)

- RBC Mid Cap Value Fund (“Mid Cap Value Fund”)

- Prime Money Market Fund

- U.S. Government Money Market Fund

- Tax-Free Money Market Fund

- Access Capital Community Investment Fund

- RBC BlueBay Emerging Market Select Bond Fund (“Emerging Market Select Bond Fund”)

- RBC BlueBay Emerging Market Corporate Bond Fund (“Emerging Market Corporate Bond Fund”)

- RBC BlueBay Global High Yield Bond Fund (“Global High Yield Bond Fund”)

- RBC BlueBay Global Convertible Bond Fund (“Global Convertible Bond Fund”)

- RBC BlueBay Absolute Return Fund (“Absolute Return Fund”)

- RBC Emerging Markets Equity Fund (“Emerging Markets Equity Fund”)

- RBC Emerging Markets Small Cap Equity Fund (“Emerging Markets Small Cap Equity Fund”)

- RBC Short Duration Fixed Income Fund (“Short Duration Fixed Income Fund”)

- RBC Ultra-Short Fixed Income Fund (“Ultra-Short Fixed Income Fund”)

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”), acts as the investment advisor for the Funds, BlueBay Asset Management LLP (“BlueBay” or “Sub-Advisor”) acts as the sub-advisor for each of the five RBC BlueBay Funds and RBC Global Asset Management (UK) Limited (“RBC GAM (UK)” or “Sub-Advisor”) acts as the sub-advisor for the Emerging Markets Equity Fund and Emerging Markets Small Cap Equity Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates or of BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) (“Co-Administrator”).

2. Significant Accounting Policies

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing the Schedules of Portfolio Investments (“Schedules”). Management may also be required to make estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

The Trust’s Board of Trustees (the “Board”) has adopted pricing and valuation procedures for determining the fair value of the Funds’ investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the close of regular trading on the exchange and are categorized as Level 1 in the fair value hierarchy. An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used, and such security will generally be categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue. Short-term debt obligations with less then 60 days to maturity at the time of purchase are valued at amortized cost unless Fund management determines that amortized cost no longer approximates fair market value.

Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property and include pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private mortgage insurance bankers and other secondary market issuers. These mortgage-related securities are generally valued by pricing services that use broker-dealer quotations or valuation estimates from their internal pricing models. These pricing models generally consider such factors as current market data, estimated cash flows, market-based yield spreads, and estimated prepayment rates. Securities valued using such techniques and inputs are generally categorized as Level 2 in the fair value hierarchy. To the extent significant inputs are unobservable, the securities will be categorized as Level 3.

Exchange-traded options, futures and options on futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded. In the absence of any transactions on that day, the closing bid price shall be used for purchased options, futures and options on futures, and the closing ask price shall be used for written options. Such instruments are categorized as Level 1 of the fair value hierarchy. Option contracts traded in the over-the-counter market shall be valued at the evaluated price provided by an independent pricing service or broker-dealer using a mathematical model which incorporates a number of market data factors, such as trades and prices of the underlying instruments. These contracts are categorized as Level 2 of the fair value hierarchy. Forward foreign currency exchange contracts are marked to market daily based upon foreign currency exchange rates provided by an independent pricing service as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. EST, and are generally classified as Level 2 within the fair value hierarchy.

Swaps, including credit-default swaps, interest rate swaps and total return swaps, are generally valued by an independent pricing service using a discounted cash flow methodology. This technique is used to value both the fixed and variable components of the swap contracts and takes into account market data and inputs sourced from various institutions and market-makers and includes daily intra-day and closing spreads, credit index quotes, yield curves, and recovery rate assumptions. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in the Fund’s net assets. These swap contracts are categorized as Level 2 in the fair valuation hierarchy.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of the NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Many securities markets and exchanges outside of North America close prior to the close of the NYSE; therefore, the closing prices for equity securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. The Funds have procedures in place to fair value foreign equity securities traded in countries outside North America daily in order to take into account, among other things, any significant events occurring after the close of trading in a foreign market. The Funds receive adjusted fair value prices from a designated independent pricing vendor. In general, the vendor utilizes a multi-factor model to consider such information as the issue’s closing price, relevant general and sector indices and currency fluctuations to generate an evaluated adjustment factor for each security and provide an evaluated fair value price. The Funds generally categorize such evaluated fair value prices as Level 2 in the fair value hierarchy.

Each Money Market Fund has elected to use the amortized cost method to value its securities (other than other investment companies) pursuant to Rule 2a-7 of the Investment Company Act of 1940, as amended, which the Trust’s Board of Trustees (“Board”) believes approximates fair market value. The amortized cost method involves valuing a security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are categorized as Level 2 in the fair value hierarchy. If amortized cost no longer approximates fair value due to credit or other impairments of an issuer, the Fund will determine the fair value of its securities by using pricing and valuation procedures approved by the Board.

In the Money Market Funds, in accordance with Rule 2a-7, the fair values of the securities held in the Funds are determined at least once per week using evaluated prices supplied by third-party pricing vendors approved by the Board. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity and type of issue. These security values are then compared to the securities’ amortized cost. If a security price is not available from a pricing service or broker-dealer, or Fund management determines that a price provided by a pricing service or broker-dealer does not approximate fair value for purposes of this comparison, the security’s fair value will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities. The Pricing Committee includes representatives of the Funds’ Advisor, Co-Administrator and BlueBay, including personnel from accounting and operations, investment management, trading, risk management, compliance and legal. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker-dealer or Fund management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements

The Funds disclose the fair value of its investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•    Level1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•    Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

•    Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Foreign equity securities traded in markets and exchanges outside of North America are classified as Level 2. The value of these securities may include an adjustment to reflect the impact of events or market movements following the close of local trading (see Security Valuation in Note 2).

The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2013 is as follows:

Funds	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Assets:
Investments in Securities
SMID Cap Growth Fund	$83,523,457(a	)	$—		$—	$83,523,457
Enterprise Fund	151,632,501(a	)	—		8,916	151,641,417
Small Cap Core Fund	191,217,803(a	)	—		—	191,217,803
Microcap Value Fund	143,661,710(a	)	609,052(b	)	37,650	144,308,412
Mid Cap Value Fund	3,292,420(a	)	—		—	3,292,420
Prime Money Market Fund	—		13,061,376,030(c	)	—	13,061,376,030
U.S. Government Money Market Fund	—		6,085,366,615(c	)	—	6,085,366,615
Tax Free Money Market Fund	15,000,000(d	)	1,492,806,234(e	)	—	1,507,806,234
Access Capital Community Investment Fund	10,139,640(d	)	602,032,242(c	)	9,622,241	621,794,123
Emerging Market Select Bond Fund	40,947,845(d	)	152,531,380(c	)	—	193,479,225
Emerging Market Corporate Bond Fund	1,176,108(d	)	17,808,087(c	)	—	18,984,195
Global High Yield Bond Fund	751,461(c	)	29,570,664(c	)	—	30,322,125
Global Convertible Bond Fund	188,633(c	)	18,439,363(c	)	—	18,627,996
Absolute Return Fund	104,262,201(d	)	315,015,237(c	)	—	419,277,438
Emerging Markets Equity Fund	1,710,577(d	)	4,973,218(c	)	—	6,683,795
Emerging Markets Small Cap Equity Fund	1,464,595(d	)	5,096,902(c	)	—	6,561,497
Short Duration Fixed Income Fund	4,006,183(d	)	8,968,324(c	)	—	12,974,507
Ultra-Short Fixed Income Fund	93,791(d	)	9,873,305(c	)	—	9,967,096

Other Financial Instruments*
Access Capital Community Investment Fund	1,071,855		—		—	1,071,855
Emerging Market Select Bond Fund	—		5,839,064		—	5,839,064
Emerging Market Corporate Bond Fund	—		10,326		—	10,326
Global High Yield Bond Fund	11,456		51,772		—	63,228
Global Convertible Bond Fund	—		33,218		—	33,218
Absolute Return Fund	1,451,537		6,871,463		—	8,323,000

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Funds	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Liabilities:
Other Financial Instruments*
Access Capital Community Investment Fund	$(490,312)	$—	$—	$(490,312)
Emerging Market Select Bond Fund	—	(2,520,347)	—	(2,520,347)
Emerging Market Corporate Bond Fund	—	(11,340)	—	(11,340)
Global High Yield Bond Fund	—	(140,527)	—	(140,527)
Global Convertible Bond Fund	—	(61,778)	—	(61,778)
Absolute Return Fund	(6,344)	(5,891,354)	—	(5,897,698)

(a)	The breakdown of the Fund’s investments into major categories is disclosed in the Schedules of Portfolio Investments.
(b)	Represents securities as disclosed in the Consumer Discretionary ($371,652), Financials ($133,400), and Materials ($104,000) sections of the Schedules of Portfolio Investments.
(c)	The breakdown of the Fund’s investments by security type or country is disclosed in the Schedules of Portfolio Investments.
(d)	Level 1 investments consist of Investment Companies.
(e)	The breakdown of the Fund’s investments by state classification is disclosed in the Schedules of Portfolio Investments.

*Other financial instruments are instruments not reflected in the Schedule of Portfolio Investments, such as futures contracts, swaps and foreign currency exchange contracts which are valued at the unrealized appreciation/(depreciation) on the investment.

During the period ended December 31, 2013, the Funds except Microcap Value Fund recognized no transfers to/from Level 1 or Level 2. For the Microcap Value Fund, transfers to Level 2 from Level 1 in the amount of $426,640 were due to the absence of an active trading market for the securities on the last business day of the period. Securities were transferred from Level 2 to Level 1 in the amount of $322,670 since the trading market became active for the securities. The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the period utilizing fair value at the beginning of the year.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Enterprise Fund	Microcap Value Fund
	(Common Stocks-Industrials)	(Common Stocks- Consumer Discretionary)	(Common Stocks- Health Care)
Balance as of 09/30/13 (value)	$585,144	$17,100	$20,550
Transfers in	—	—	—
Sales	(569,540)	—
Change in unrealized appreciation (depreciation) *	(6,688)	—	—

Balance as of 12/31/13 (value)	$ 8,916	$17,100	$20,550

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund
(Promissory Notes)
Balance as of 09/30/13 (value)	$9,761,031
Sales (Paydowns)	(45,810)
Change in unrealized appreciation (depreciation) *	(92,980)

Balance as of 12/31/13 (value)	$9,622,241

*   Net change in unrealized appreciation/(depreciation) in Level 3 securities still held at December 31, 2013.

The Funds’ assets assigned to the Level 3 category were valued using observable market data or trade information specific to the security or comparable issues. However, due to a lack of market activity or corroborating data to support the valuations, the investments were classified as Level 3.

The significant unobservable inputs used in fair value measurement of the Funds’ investments are (i) an estimation of a normalized earnings level for the company and (ii) the likelihood of achieving normalized earnings. Significant changes in any of those inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

Investment Transactions:

Investment transactions are recorded on one business day after trade date, except on the last business day of each fiscal quarter, or for the Money Market Funds, when they are recorded on trade date.

Foreign Currency Transactions:

The values of foreign securities, foreign currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using current exchange rates each business day. Fluctuations in the value of foreign currency holdings and other assets and liabilities resulting from movements in currency exchange rates are recorded as unrealized foreign currency gains or losses. The effects of changes in foreign currency exchange rates on investments in securities are not segregated from the effects of changes in market prices of those securities. Such fluctuations are included with the net change in unrealized appreciation/depreciation on investment transactions.

Financial Instruments:

When Issued Transactions

The Funds may engage in when-issued transactions. The Funds record when-issued securities on the trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on trade date and begin earning interest on the settlement date. As of December 31, 2013, the Funds held no when-issued securities.

Repurchase Agreements

The Funds may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged by the dealers as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Funds have procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the market value of the repurchase agreement in the event of a default.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Reverse Repurchase Agreements

To obtain short-term financing, the Access Capital Community Investment Fund entered into reverse repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks, who are deemed creditworthy under guidelines approved by the Board. Interest on the value of the reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the custodian containing qualifying assets having a value, including accrued interest, not less than the repurchase price. Based on requirements with certain exchanges and third party brokers-dealers, the Fund may also be required to deliver or deposit securities or cash as collateral. If the counterparty to the transaction is rendered insolvent, the ultimate realization of the securities to be repurchased by the Fund may be delayed or limited.

Details of open reverse repurchase agreements for the Access Capital Community Investment Fund at December 31, 2013 were as follows:

	Rate	Trade Date	Maturity Date	Net Closing Amount	Par
BNP Paribas	0.32%	10/15/13	1/28/14	$(35,921,495)	$(35,888,000)
BNP Paribas	0.30%	12/03/13	3/04/14	(9,665,324)	(9,658,000)
Goldman Sachs	0.32%	10/15/13	1/16/14	(29,092,430)	(29,068,400)
Goldman Sachs	0.27%	11/04/13	2/04/14	(10,494,845)	(10,487,608)
Goldman Sachs	0.29%	11/18/13	2/19/14	(16,520,121)	(16,507,754)
Goldman Sachs	0.29%	11/18/13	2/26/14	(14,781,645)	(14,769,747)

Details of underlying collateral pledged for open reverse repurchase agreements in addition to segregated cash collateral at December 31, 2013 were as follows:

	Description	Rate	Maturity Date	Par	Value
BNP Paribas 10/15/13 to 1/28/14
	Fannie Mae Pool #MC0637	3.00%	10/01/42	$820,509	$780,638
	Fannie Mae Pool #AA3206	4.00%	4/01/39	746,660	770,110
	Fannie Mae Pool #AH0300	4.00%	11/01/40	785,909	810,591
	Fannie Mae Pool #AH0306	4.00%	12/01/40	790,305	815,866
	Fannie Mae Pool #AD7242	4.50%	7/01/40	723,330	768,114
	Fannie Mae Pool #AC5328	5.00%	10/01/39	709,996	773,812
	Fannie Mae Pool #AC6304	5.00%	11/01/39	794,251	863,654
	Fannie Mae Pool #AD1943	5.00%	1/01/40	802,472	872,594
	Freddie Mac Pool #A95573	4.00%	12/01/40	907,244	933,611
	Freddie Mac Pool #A97099	4.00%	1/01/41	838,653	863,420
	Freddie Mac Pool #A97715	4.00%	3/01/41	993,695	1,023,040
	Freddie Mac Pool #Q00465	4.50%	4/01/41	953,587	1,009,834
	Freddie Mac Pool #A91887	5.00%	4/01/40	851,368	925,397
	Freddie Mac Pool #A20070	5.50%	3/01/34	788,179	865,242
	Ginnie Mae Pool #AB2744	3.00%	8/15/42	1,252,788	1,211,632
	Ginnie Mae Pool #AB2842	3.00%	9/15/42	981,645	949,396
	Ginnie Mae Pool #AB2843	3.00%	9/15/42	1,583,019	1,531,014
	Ginnie Mae Pool #AB9083	3.00%	9/15/42	1,487,149	1,438,293
	Ginnie Mae Pool #748654	3.50%	9/15/40	1,305,662	1,318,463
	Ginnie Mae Pool #738844	3.50%	10/15/41	782,135	789,926

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

	Description	Rate	Maturity Date	Par	Value
	Ginnie Mae Pool #738845	3.50%	10/15/41	$872,084	$880,771
	Ginnie Mae Pool #AB2852	3.50%	9/15/42	912,715	921,807
	Ginnie Mae Pool #737574	4.00%	11/15/40	1,406,907	1,464,282
	Ginnie Mae Pool #770529	4.00%	8/15/41	805,619	838,378
	Ginnie Mae Pool #654705	4.00%	9/20/41	1,149,308	1,197,659
	Ginnie Mae Pool #779593	4.00%	11/20/41	1,321,562	1,377,161
	Ginnie Mae Pool #716823	4.50%	4/15/39	721,091	770,722
	Ginnie Mae Pool #717132	4.50%	5/15/39	819,663	877,103
	Ginnie Mae Pool #717133	4.50%	5/15/39	1,136,295	1,213,084
	Ginnie Mae Pool #714561	4.50%	6/15/39	831,344	889,083
	Ginnie Mae Pool #720080	4.50%	6/15/39	1,186,714	1,272,055
	Ginnie Mae Pool #748846	4.50%	9/20/40	852,912	912,650
	Ginnie Mae Pool #770391	4.50%	6/15/41	1,157,617	1,240,188
	Ginnie Mae Pool #770738	4.50%	6/20/41	765,175	818,409
	Ginnie Mae Pool #729346	4.50%	7/15/41	854,621	915,579
	Ginnie Mae Pool #770482	4.50%	8/15/41	812,660	867,578
	Ginnie Mae Pool #720521	5.00%	8/15/39	931,702	1,016,320

					$36,787,476

BNP Paribas 12/3/13 to 3/4/14
	Fannie Mae Pool #AE7707	4.00%	11/01/40	$1,829,548	$1,887,007
	Fannie Mae Pool #AH6768	4.00%	3/01/41	2,854,883	2,944,544
	Fannie Mae Pool #AH7537	4.00%	3/01/41	1,929,144	1,991,539
	Fannie Mae Pool #AH8878	4.50%	4/01/41	1,399,028	1,483,899
	Fannie Mae Pool #806761	5.50%	9/01/34	1,615,238	1,778,466

					$10,085,455

Goldman Sachs 10/15/13 to 1/16/14
	Fannie Mae Pool #AP9716	3.00%	10/01/42	$1,515,388	$1,441,749
	Fannie Mae Pool #AO2923	3.50%	5/01/42	1,229,180	1,223,418
	Fannie Mae Pool #AE2012	4.00%	9/01/40	2,102,980	2,169,026
	Fannie Mae Pool #AE5863	4.00%	10/01/40	1,016,781	1,049,667
	Fannie Mae Pool #AH2980	4.00%	1/01/41	1,596,772	1,646,921
	Fannie Mae Pool #AH5656	4.00%	1/01/41	1,374,389	1,418,198
	Fannie Mae Pool #AH5658	4.00%	2/01/41	1,703,952	1,757,466
	Fannie Mae Pool #AH7281	4.00%	3/01/41	1,619,556	1,671,939
	Fannie Mae Pool #806754	4.50%	9/01/34	1,641,564	1,744,739
	Fannie Mae Pool #AD1942	4.50%	1/01/40	2,346,062	2,491,316
	Fannie Mae Pool #AD4456	4.50%	4/01/40	1,473,459	1,564,687
	Fannie Mae Pool #AD4458	4.50%	4/01/40	1,368,535	1,451,556
	Fannie Mae Pool #AD7271	4.50%	7/01/40	1,461,562	1,552,054
	Fannie Mae Pool #AD9614	4.50%	8/01/40	1,753,441	1,859,812

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

	Description	Rate	Maturity Date	Par	Value
	Fannie Mae Pool #AI1849	4.50%	5/01/41	$1,261,280	$1,340,159
	Fannie Mae Pool #727312	5.00%	9/01/33	1,210,733	1,314,638
	Fannie Mae Pool #934941	5.00%	8/01/39	1,197,013	1,301,611
	Fannie Mae Pool #AD1560	5.00%	3/01/40	1,278,845	1,390,594
	Fannie Mae Pool #AD8960	5.00%	6/01/40	1,083,870	1,180,275

					$29,569,825

Goldman Sachs 11/4/13 to 2/4/14
	Fannie Mae Pool #AE5861	4.00%	10/01/40	$1,451,912	$1,497,511
	Fannie Mae Pool #AJ9133	4.00%	1/01/42	1,401,928	1,445,957
	Fannie Mae Pool #AC2109	4.50%	7/01/39	1,707,785	1,811,386
	Fannie Mae Pool #MC0154	4.50%	8/01/39	1,110,610	1,179,372
	Fannie Mae Pool #AI1846	4.50%	5/01/41	1,572,423	1,667,813
	Fannie Mae Pool #AC1463	5.00%	8/01/39	1,384,735	1,506,819
	Fannie Mae Pool #885724	5.50%	6/01/36	1,185,862	1,303,475

					$10,412,333

Goldman Sachs 11/18/13 to 2/19/14
	Fannie Mae Pool #AK6715	3.50%	3/01/42	$6,078,299	$6,049,807
	Fannie Mae Pool #AO8029	3.50%	7/01/42	3,737,845	3,720,324
	Fannie Mae Pool #663159	5.00%	7/01/32	3,259,703	3,539,451
	Fannie Mae Pool #AC7199	5.00%	12/01/39	3,451,530	3,753,135

					$17,062,717

Goldman Sachs 11/18/13 to 2/26/14
	Fannie Mae Pool #AK6716	3.50%	3/01/42	$2,176,340	$2,166,139
	Fannie Mae Pool #AD1471	4.50%	2/01/40	2,290,154	2,431,947
	Fannie Mae Pool #AD1585	4.50%	2/01/40	2,766,346	2,937,622
	Fannie Mae Pool #AD1988	4.50%	2/01/40	2,919,376	3,100,126
	Fannie Mae Pool #AI1848	4.50%	5/01/41	2,049,478	2,173,808
	Fannie Mae Pool #777621	5.00%	2/01/34	2,295,377	2,493,070

					$15,302,712

Payment-In-Kind Securities

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Derivatives

The Access Capital Community Investment Fund and each of the five RBC BlueBay Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities for hedging purposes only. Derivatives allow a Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. A Fund’s maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds.

For foreign currency exchange contracts, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

For over-the-counter purchased options, the Funds bear the risk of loss in the amount of the premiums paid and change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Counterparty risk related to exchange traded financial futures contracts and options is minimal because of the protection against defaults provided by the exchange on which they trade.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.

In addition to the risks associated with derivatives in general, the Funds will also be subject to risks related to swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which a Fund and a swap counterparty enter as principals, a Fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations. Each Fund will segregate or earmark liquid assets in an amount sufficient to cover its obligations under swap agreements.

The Funds may mitigate counterparty risk on derivatives through master netting agreements included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement between a Fund and each of its counterparties. The ISDA Master Agreement allows each Fund to offset with its counterparty certain derivative financial instruments’ payables and/or receivables with collateral held with each counterparty. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

Financial Futures Contracts

The Access Capital Community Investment Fund, Global High Yield Bond Fund and Absolute Return Fund entered into futures contracts in an effort to manage the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedule of Portfolio Investments. Collateral pledged for open futures contracts is the cash at the brokers in the amount of $5,627,300, $25,078 and $6,267,231 for Access Capital Community Investment Fund, Global High Yield Bond Fund and Absolute Return Fund, respectively, at December 31, 2013.

Options

The Funds may write (or sell) put and call options on the securities that the Funds are authorized to buy or already hold in their portfolio. The Funds may also purchase put and call options. The Funds had no outstanding options as of December 31, 2013.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized gain of the contract (as writer).

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

A summary of the Emerging Market Corporate Bond Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received
Contracts outstanding at September 30, 2013	3	$188
Options written	36	12,093
Options terminated in closing purchase transactions	—	—
Options exercised	(39)	(12,281)
Options expired	—	—

Contracts outstanding at December 31, 2013	—	$—

A summary of the Global High Yield Bond Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received
Contracts outstanding at September 30, 2013	—	$—
Options written	13	13,000
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	(13)	(13,000)

Contracts outstanding at December 31, 2013	—	$—

Forward Foreign Currency Exchange Contracts

The RBC BlueBay Funds entered into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open.

In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

Details of forward contracts at period end are included in the Schedule of Portfolio Investments under the caption “Foreign currency exchange contracts.”

Swap Agreements

The RBC BlueBay Funds may enter into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into total return, interest rate and other swap agreements.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Interest rate swap agreements generally involve the agreement by the Funds to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity.

The Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The Funds enter into credit default swap agreements to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Funds will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Interim payments and payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Schedule of Portfolio Investments under the caption “Interest Rate Swaps”, “Credit Default Swaps” and “Total Return Swaps”.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Fair Values of Derivative Instruments as of December 31, 2013 are as follows*:

Fair Values of Derivative Financial Instruments as of December 31, 2013
Statement of Assets and Liabilities Location
Asset Derivatives
	Access Capital Community Investment Fund	Emerging Market Select Bond Fund	Emerging Market Corporate Bond Fund	Global High Yield Bond Fund	Global Convertible Bond Fund	Absolute Return Fund
Credit contracts:
Credit default swaps at value	$—	$—	$8,765	$49,902	$—	$4,001,349
Total return swaps at value	—	4,376,665	—	—	—	—
Foreign currency exchange contracts:
Investments, at value (put options purchased)	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency exchange contracts	—	1,456,151	1,561	1,870	33,218	330,708
Interest rate contracts:
Investments, at value (put options purchased)	—	—	—	—	—	—
Unrealized appreciation on futures contracts	1,071,855	—	—	11,456	—	1,451,537
Unrealized appreciation on interest rate swaps contracts	—	—	—	—	—	2,539,406

Total	$1,071,855	$5,832,816	$10,326	$63,228	$33,218	$8,323,000

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Liability Derivatives
	Access Capital Community Investment Fund	Emerging Market Select Bond Fund	Emerging Market Corporate Bond Fund	Global High Yield Bond Fund	Global Convertible Bond Fund	Absolute Return Fund
Credit contracts:
Credit default swaps at value	$—	$—	$2,713	$—	$—	$704,557
Foreign currency exchange contracts:
Unrealized depreciation on forward foreign currency exchange contracts	—	1,601,631	8,627	140,527	61,778	5,186,797
Interest rate contracts:
Written options, at value	—	—	—	—	—	—
Unrealized depreciation on futures contracts	490,312	—	—	—	—	6,344
Unrealized depreciation on interest rate swaps contracts	—	924,965	—	—	—	—

Total	$490,312	$2,526,596	$11,340	$140,527	$61,778	$5,897,698

* For open derivative instruments as of December 31, 2013, see the preceding tables on the Schedule of Portfolio Investments for credit contracts, foreign currency exchange contracts, interest rate contracts and financial futures contracts.

TBA Commitments

The Access Capital Community Investment Fund may enter into to be announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under “Security Valuation”.

Mortgage Backed Securities

Because Access Capital Community Investment Fund will focus on community development investments, such as securities backed by commercial and/or residential mortgage loans, it will be affected by risks not typically associated with funds that do not specialize in community development investments. These risks include credit and prepayment risk and risk due to default on underlying loans within a security. Changes in economic conditions, including delinquencies and/or defaults or assets underlying these securities, can affect the value, income and/or liquidity of such positions.

In addition, the Fund invests in certain mortgage backed securities that qualify under the Community Reinvestment Act of 1977 (“CRA”) in which the Fund may pay a premium for the geographically or other targeted nature of the securities. There can be no guarantee, however, that a similar premium will be received if the security is sold by the Fund.

Real Estate Investment Trusts:

The Equity Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a fund will be treated as long term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution. Distributions received from a REIT in excess of its income are recorded as a return of capital and a reduction to the cost basis of the REIT.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Credit Enhancement

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance (i.e., AMBAC and MBIA).

3. Federal Income Taxes

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Management has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of December 31, 2013, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SMID Cap Growth Fund	$48,565,440	$35,407,965	$(449,948)	$34,958,017
Enterprise Fund	82,762,449	71,728,820	(2,849,852)	68,878,968
Small Cap Core Fund	139,821,275	54,856,473	(3,459,945)	51,396,528
Microcap Value Fund	113,556,347	53,842,694	(23,090,629)	30,752,065
Mid Cap Value Fund	2,774,929	549,470	(31,979)	517,491
Access Capital Community Investment Fund	616,071,258	18,584,122	(12,861,257)	5,722,865
Emerging Market Select Bond Fund	200,199,309	1,393,651	(9,113,735)	(7,720,084)
Emerging Market Corporate Bond Fund	19,357,182	198,302	(571,289)	(372,987)
Global High Yield Bond Fund	29,655,961	1,125,496	(459,332)	666,164
Global Convertible Bond Fund	17,076,202	2,005,340	(453,546)	1,551,794
Absolute Return Fund	400,865,996	18,695,313	(283,871)	18,411,442
Emerging Markets Equity Fund	6,611,780	94,411	(22,396)	72,015
Emerging Markets Small Cap Equity Fund	6,475,291	123,877	(37,671)	86,206
Short Duration Fixed Income Fund	12,977,851	2,784	(6,128)	(3,344)
Ultra-Short Fixed Income Fund	9,970,713	11,509	(15,126)	(3,617)

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

As of September 30, 2013 the following Funds had net capital loss carryforwards to offset future net capital gains.

	Capital Loss Carryforward	Expires
Microcap Value Fund	$10,824,127	2018
Prime Money Market Fund	4,072,435	2017
Tax Free Money Market Fund	10,264	2019
Access Capital Community Investment Fund	27,743	2014
	2,484,167	2015
	8,197,543	2016
	11,587,282	2018
	4,011,206	2019

As of September 30, 2013, the Access Capital Community Investment Fund, Tax-Free Money Market Fund and Absolute Return Fund had a short-term capital loss carryforward of $6,486,261, $32,212 and $296,218, respectively, and the Access Capital Community Investment Fund and Absolute Return Fund had a long-term capital loss carryforward of $4,838,705 and $470,275, respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character and must be utilized prior to the utilization of the loss carryforwards subject to expiration that are described above.

Under current tax law, capital losses realized after October 31 and ordinary losses after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred qualified late-year capital or ordinary losses, which will be treated as arising on the first business day of the fiscal year ending September 30, 2014.

	Deferred Qualified Late-Year Ordinary Losses	Deferred Qualified Late-Year Short-Term Capital Losses	Deferred Qualified Late-Year Long-Term Capital Losses
SMID Cap Growth Fund	$375,120	$100,527	$—
Emerging Market Select Bond Fund	—	3,866,100	14,048
Emerging Market Corporate Bond Fund	—	82,617	—
Absolute Return Fund	3,640,067	—	—

4. Commitments

Global High Yield Bond Fund may invest in floating rate loan interests. In connection with these investments, Global High Yield Bond may also enter into bridge loan commitments (“commitments”). Bridge loan commitments may obligate Global High Yield Bond to furnish temporary financing to a borrower until permanent financing can be arranged. As of December 31, 2013, Global High Yield Bond had no outstanding bridge loan commitments. In connection with these commitments, Global High Yield Bond earns a commitment fee, typically set as a percentage of the commitment amount.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RBC Funds Trust

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date	February 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date	February 24, 2014

By (Signature and Title)*	/s/ Kathleen A. Hegna
Kathleen A. Hegna, Chief Financial Officer
(principal financial officer)

Date	February 24, 2014

* Print the name and title of each signing officer under his or her signature.